UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, Building Two, San Antonio, Texas 78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Victory RS Partners Fund

Class A

Ticker: RSPFX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$135	1.33%

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Partners Fund Class A @ NAV - $27,580	Victory RS Partners Fund Class A @ MOP - $25,994	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Value Index - $24,256
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$12,404	$11,691	$11,274	$13,174
12/17	$14,166	$13,352	$13,656	$14,207
12/18	$12,461	$11,745	$12,940	$12,379
12/19	$16,285	$15,349	$16,954	$15,151
12/20	$16,360	$15,420	$20,495	$15,853
12/21	$21,200	$19,981	$25,754	$20,335
12/22	$20,239	$19,075	$20,808	$17,390
12/23	$23,407	$22,062	$26,209	$19,937
12/24	$26,901	$25,355	$32,448	$21,543
12/25	$27,580	$25,994	$38,012	$24,256

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	2.52%	11.01%	10.68%
Class A @ MOP	-3.37%	9.70%	10.02%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPFX — AR (12/25)

Victory RS Partners Fund

Class R

Ticker: RSPKX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$171	1.69%

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Class R - $26,612	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Value Index - $24,256
12/15	$10,000	$10,000	$10,000
12/16	$12,364	$11,274	$13,174
12/17	$14,071	$13,656	$14,207
12/18	$12,328	$12,940	$12,379
12/19	$16,058	$16,954	$15,151
12/20	$16,067	$20,495	$15,853
12/21	$20,751	$25,754	$20,335
12/22	$19,743	$20,808	$17,390
12/23	$22,743	$26,209	$19,937
12/24	$26,045	$32,448	$21,543
12/25	$26,612	$38,012	$24,256

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class R	2.17%	10.62%	10.28%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPKX — AR (12/25)

Victory RS Partners Fund

Class R6

Ticker: RPPRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$90	0.89%

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Class R6 - $13,797	Russell 3000® Index (regulatory broad based index) - $16,631	Russell 2000® Value Index - $14,550
6/23Footnote Reference*	$10,000	$10,000	$10,000
12/23	$11,600	$11,467	$11,959
12/24	$13,392	$14,197	$12,922
12/25	$13,797	$16,631	$14,550
Footnote	Description
Footnote*	Inception date for the Victory RS Partners Fund, Class R6 is 6/2/2023.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	Since Inception
Class R6	3.03%	13.27%
Russell 3000® Index	17.15%	21.76%
Russell 2000® Value Index	12.59%	15.62%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RPPRX — AR (12/25)

Victory RS Partners Fund

Class Y

Ticker: RSPYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$95	0.94%

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Partners Fund Class Y - $2,854,684	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2000® Value Index - $2,425,618
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,244,101	$1,127,352	$1,317,409
12/17	$1,425,658	$1,365,568	$1,420,666
12/18	$1,257,900	$1,293,989	$1,237,911
12/19	$1,650,079	$1,695,371	$1,515,129
12/20	$1,662,833	$2,049,497	$1,585,345
12/21	$2,162,259	$2,575,419	$2,033,528
12/22	$2,070,699	$2,080,761	$1,739,005
12/23	$2,403,427	$2,620,860	$1,993,709
12/24	$2,773,506	$3,244,829	$2,154,294
12/25	$2,854,684	$3,801,169	$2,425,618

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	2.93%	11.41%	11.06%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPYX — AR (12/25)

Victory RS Partners Fund

Member Class

Ticker: RSPMX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$115	1.13%

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Member Class - $21,331	Russell 3000® Index (regulatory broad based index) - $21,472	Russell 2000® Value Index - $19,223
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,522	$11,577	$12,564
12/21	$16,265	$14,548	$16,116
12/22	$15,556	$11,754	$13,782
12/23	$18,031	$14,804	$15,800
12/24	$20,768	$18,329	$17,073
12/25	$21,331	$21,472	$19,223
Footnote	Description
Footnote*	Inception date for the Victory RS Partners Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Member Class	2.71%	11.24%	15.81%Footnote Reference
Russell 3000® Index	17.15%	13.15%	15.96%
Russell 2000® Value Index	12.59%	8.88%	13.50%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSPMX — AR (12/25)

Victory RS Value Fund

Class A

Ticker: RSVAX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$133	1.30%

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Value Fund Class A @ NAV - $23,282	Victory RS Value Fund Class A @ MOP - $21,942	Russell 1000® Index (regulatory broad based index) - $39,030	Russell Midcap® Value Index - $25,421
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$11,092	$10,454	$11,205	$12,000
12/17	$13,023	$12,274	$13,636	$13,601
12/18	$11,623	$10,954	$12,983	$11,930
12/19	$15,267	$14,388	$17,063	$15,158
12/20	$14,871	$14,015	$20,640	$15,910
12/21	$18,933	$17,843	$26,101	$20,419
12/22	$18,370	$17,313	$21,108	$17,962
12/23	$19,752	$18,615	$26,708	$20,246
12/24	$22,247	$20,967	$33,255	$22,892
12/25	$23,282	$21,942	$39,030	$25,421

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	4.65%	9.38%	8.82%
Class A @ MOP	-1.37%	8.09%	8.17%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVAX — AR (12/25)

Victory RS Value Fund

Class C

Ticker: RVACX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$211	2.07%

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Value Fund Class C @ NAV - $21,888	Victory RS Value Fund Class C @ CDSC - $21,888	Russell 1000® Index (regulatory broad based index) - $39,030	Russell Midcap® Value Index - $25,421
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,001	$11,001	$11,205	$12,000
12/17	$12,820	$12,820	$13,636	$13,601
12/18	$11,358	$11,358	$12,983	$11,930
12/19	$14,802	$14,802	$17,063	$15,158
12/20	$14,306	$14,306	$20,640	$15,910
12/21	$18,066	$18,066	$26,101	$20,419
12/22	$17,395	$17,395	$21,108	$17,962
12/23	$18,570	$18,570	$26,708	$20,246
12/24	$20,916	$20,916	$33,255	$22,892
12/25	$21,888	$21,888	$39,030	$25,421

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	3.83%	8.54%	8.15%
Class C @ CDSC	2.89%	8.54%	8.15%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RVACX — AR (12/25)

Victory RS Value Fund

Class Y

Ticker: RSVYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	1.06%

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Value Fund Class Y - $2,383,960	Russell 1000® Index (regulatory broad based index) - $3,902,976	Russell Midcap® Value Index - $2,542,149
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,111,399	$1,120,537	$1,199,977
12/17	$1,308,172	$1,363,550	$1,360,104
12/18	$1,170,257	$1,298,316	$1,192,952
12/19	$1,541,157	$1,706,327	$1,515,790
12/20	$1,504,688	$2,064,029	$1,591,044
12/21	$1,919,509	$2,610,068	$2,041,908
12/22	$1,867,468	$2,110,842	$1,796,223
12/23	$2,012,289	$2,670,832	$2,024,597
12/24	$2,272,626	$3,325,480	$2,289,214
12/25	$2,383,960	$3,902,976	$2,542,149

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	4.90%	9.64%	9.08%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVYX — AR (12/25)

Victory RS Large Cap Alpha Fund

Class A

Ticker: GPAFX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$96	0.89%

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha Fund Class A @ NAV - $28,109	Victory RS Large Cap Alpha Fund Class A @ MOP - $26,493	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Value Index - $27,213
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$10,867	$10,242	$11,196	$11,734
12/17	$12,858	$12,118	$13,640	$13,337
12/18	$11,660	$10,990	$13,042	$12,235
12/19	$15,243	$14,367	$17,149	$15,482
12/20	$15,086	$14,218	$20,304	$15,915
12/21	$18,556	$17,489	$26,132	$19,919
12/22	$17,699	$16,681	$21,399	$18,418
12/23	$20,045	$18,892	$27,025	$20,529
12/24	$24,259	$22,864	$33,786	$23,478
12/25	$28,109	$26,493	$39,827	$27,213

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	15.87%Footnote Reference	13.25%	10.89%
Class A @ MOP	9.21%	11.92%	10.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GPAFX — AR (12/25)

Victory RS Large Cap Alpha Fund

Class C

Ticker: RCOCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$182	1.69%

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha Fund Class C @ NAV - $26,366	Victory RS Large Cap Alpha Fund Class C @ CDSC - $26,366	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Value Index - $27,213
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,780	$10,780	$11,196	$11,734
12/17	$12,651	$12,651	$13,640	$13,337
12/18	$11,383	$11,383	$13,042	$12,235
12/19	$14,763	$14,763	$17,149	$15,482
12/20	$14,490	$14,490	$20,304	$15,915
12/21	$17,686	$17,686	$26,132	$19,919
12/22	$16,732	$16,732	$21,399	$18,418
12/23	$18,802	$18,802	$27,025	$20,529
12/24	$22,755	$22,755	$33,786	$23,478
12/25	$26,366	$26,366	$39,827	$27,213

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	14.94%	12.35%	10.18%
Class C @ CDSC	13.94%	12.35%	10.18%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCOCX — AR (12/25)

Victory RS Large Cap Alpha Fund

Class Y

Ticker: RCEYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.68%

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Large Cap Alpha Fund Class Y - $2,869,882	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell 1000® Value Index - $2,721,298
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,088,892	$1,119,599	$1,173,403
12/17	$1,291,020	$1,364,026	$1,333,737
12/18	$1,173,368	$1,304,223	$1,223,478
12/19	$1,536,937	$1,714,876	$1,548,204
12/20	$1,524,149	$2,030,393	$1,591,486
12/21	$1,878,984	$2,613,225	$1,991,909
12/22	$1,795,789	$2,139,947	$1,841,764
12/23	$2,038,361	$2,702,488	$2,052,877
12/24	$2,471,560	$3,378,642	$2,347,838
12/25	$2,869,882	$3,982,743	$2,721,298

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	16.12%Footnote Reference	13.49%	11.12%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCEYX — AR (12/25)

Victory RS Investors Fund

Class A

Ticker: RSINX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.33%

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Investors Fund Class A @ NAV - $26,151	Victory RS Investors Fund Class A @ MOP - $24,643	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 3000® Value Index - $27,036
12/15	$10,000	$9,423	$10,000	$10,000
12/16	$10,990	$10,357	$11,274	$11,840
12/17	$12,780	$12,043	$13,656	$13,402
12/18	$11,583	$10,915	$12,940	$12,253
12/19	$14,827	$13,972	$16,954	$15,470
12/20	$14,578	$13,738	$20,495	$15,914
12/21	$18,331	$17,274	$25,754	$19,952
12/22	$17,962	$16,926	$20,808	$18,360
12/23	$20,328	$19,156	$26,209	$20,500
12/24	$24,571	$23,154	$32,448	$23,365
12/25	$26,151	$24,643	$38,012	$27,036

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	6.43%	12.40%	10.09%
Class A @ MOP	0.29%	11.08%	9.44%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSINX — AR (12/25)

Victory RS Investors Fund

Class C

Ticker: RIVCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$213	2.07%

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Investors Fund Class C @ NAV - $24,659	Victory RS Investors Fund Class C @ CDSC - $24,659	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 3000® Value Index - $27,036
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,908	$10,908	$11,274	$11,840
12/17	$12,597	$12,597	$13,656	$13,402
12/18	$11,327	$11,327	$12,940	$12,253
12/19	$14,395	$14,395	$16,954	$15,470
12/20	$14,046	$14,046	$20,495	$15,914
12/21	$17,527	$17,527	$25,754	$19,952
12/22	$17,056	$17,056	$20,808	$18,360
12/23	$19,168	$19,168	$26,209	$20,500
12/24	$23,169	$23,169	$32,448	$23,365
12/25	$24,659	$24,659	$38,012	$27,036

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	5.68%	11.58%	9.45%
Class C @ CDSC	4.68%	11.58%	9.45%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIVCX — AR (12/25)

Victory RS Investors Fund

Class Y

Ticker: RSIYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	1.05%

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Investors Fund Class Y - $2,689,711	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 3000® Value Index - $2,703,598
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,101,733	$1,127,352	$1,183,997
12/17	$1,284,517	$1,365,568	$1,340,200
12/18	$1,168,162	$1,293,989	$1,225,254
12/19	$1,499,307	$1,695,371	$1,546,970
12/20	$1,478,148	$2,049,497	$1,591,438
12/21	$1,863,531	$2,575,419	$1,995,175
12/22	$1,831,212	$2,080,761	$1,835,964
12/23	$2,078,700	$2,620,860	$2,049,952
12/24	$2,520,490	$3,244,829	$2,336,505
12/25	$2,689,711	$3,801,169	$2,703,598

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	6.71%	12.72%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIYX — AR (12/25)

Victory Global Energy Transition Fund

Class A

Ticker: RSNRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$200	1.48%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Global Energy Transition Fund Class A @ NAV - $35,795	Victory Global Energy Transition Fund Class A @ MOP - $33,728	S&P 500® Index (regulatory broad based index) - $39,827	MSCI World Commodity Producers Index - $25,834	S&P North American Natural Resources Sector Index - $25,368
12/15	$10,000	$9,423	$10,000	$10,000	$10,000
12/16	$15,313	$14,429	$11,196	$13,053	$13,087
12/17	$15,469	$14,576	$13,640	$14,684	$13,248
12/18	$8,383	$7,899	$13,042	$12,643	$10,457
12/19	$6,330	$5,964	$17,149	$14,115	$12,300
12/20	$8,061	$7,596	$20,304	$11,984	$9,962
12/21	$14,753	$13,901	$26,132	$15,792	$13,942
12/22	$19,917	$18,767	$21,399	$20,866	$18,691
12/23	$18,189	$17,138	$27,025	$21,201	$19,375
12/24	$21,105	$19,887	$33,786	$20,083	$20,946
12/25	$35,795	$33,728	$39,827	$25,834	$25,368

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	69.60%Footnote Reference	34.74%Footnote Reference	13.60%
Class A @ MOP	59.85%	33.16%	12.93%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNRX — AR (12/25)

Victory Global Energy Transition Fund

Class C

Ticker: RGNCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$306	2.28%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Global Energy Transition Fund Class C @ NAV - $33,570	Victory Global Energy Transition Fund Class C @ CDSC - $33,570	S&P 500® Index (regulatory broad based index) - $39,827	MSCI World Commodity Producers Index - $25,834	S&P North American Natural Resources Sector Index - $25,368
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$15,194	$15,194	$11,196	$13,053	$13,087
12/17	$15,229	$15,229	$13,640	$14,684	$13,248
12/18	$8,184	$8,184	$13,042	$12,643	$10,457
12/19	$6,129	$6,129	$17,149	$14,115	$12,300
12/20	$7,741	$7,741	$20,304	$11,984	$9,962
12/21	$14,061	$14,061	$26,132	$15,792	$13,942
12/22	$18,833	$18,833	$21,399	$20,866	$18,691
12/23	$17,058	$17,058	$27,025	$21,201	$19,375
12/24	$19,794	$19,794	$33,786	$20,083	$20,946
12/25	$33,570	$33,570	$39,827	$25,834	$25,368

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	68.27%Footnote Reference	33.67%Footnote Reference	12.87%
Class C @ CDSC	67.27%	33.67%	12.87%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGNCX — AR (12/25)

Victory Global Energy Transition Fund

Class Y

Ticker: RSNYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$155	1.15%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Global Energy Transition Fund Class Y - $3,698,041	S&P 500® Index (regulatory broad based index) - $3,982,743	MSCI World Commodity Producers Index - $2,583,362	S&P North American Natural Resources Sector Index - $2,536,828
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,536,709	$1,119,599	$1,305,316	$1,308,724
12/17	$1,557,595	$1,364,026	$1,468,351	$1,324,805
12/18	$846,835	$1,304,223	$1,264,329	$1,045,664
12/19	$640,885	$1,714,876	$1,411,503	$1,229,995
12/20	$819,444	$2,030,393	$1,198,357	$996,216
12/21	$1,504,634	$2,613,225	$1,579,230	$1,394,161
12/22	$2,038,113	$2,139,947	$2,086,603	$1,869,115
12/23	$1,867,565	$2,702,488	$2,120,137	$1,937,524
12/24	$2,173,502	$3,378,642	$2,008,284	$2,094,638
12/25	$3,698,041	$3,982,743	$2,583,362	$2,536,828

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	70.14%Footnote Reference	35.17%Footnote Reference	13.97%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNYX — AR (12/25)

Victory RS Small Cap Growth Fund

Class A

Ticker: RSEGX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.40%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class A @ NAV - $17,952	Victory RS Small Cap Growth Fund Class A @ MOP - $16,919	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Growth Index - $24,949
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$10,090	$9,509	$11,274	$11,132
12/17	$13,808	$13,014	$13,656	$13,599
12/18	$12,569	$11,846	$12,940	$12,334
12/19	$17,335	$16,338	$16,954	$15,847
12/20	$23,894	$22,520	$20,495	$21,335
12/21	$21,251	$20,029	$25,754	$21,939
12/22	$13,373	$12,604	$20,808	$16,157
12/23	$16,021	$15,100	$26,209	$19,171
12/24	$17,796	$16,773	$32,448	$22,077
12/25	$17,952	$16,919	$38,012	$24,949

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	0.88%	-5.56%	6.03%
Class A @ MOP	-4.92%	-6.67%	5.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEGX — AR (12/25)

Victory RS Small Cap Growth Fund

Class C

Ticker: REGWX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$216	2.16%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class C @ NAV - $16,894	Victory RS Small Cap Growth Fund Class C @ CDSC - $16,894	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Growth Index - $24,949
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,012	$10,012	$11,274	$11,132
12/17	$13,600	$13,600	$13,656	$13,599
12/18	$12,287	$12,287	$12,940	$12,334
12/19	$16,818	$16,818	$16,954	$15,847
12/20	$23,003	$23,003	$20,495	$21,335
12/21	$20,305	$20,305	$25,754	$21,939
12/22	$12,679	$12,679	$20,808	$16,157
12/23	$15,077	$15,077	$26,209	$19,171
12/24	$16,748	$16,748	$32,448	$22,077
12/25	$16,894	$16,894	$38,012	$24,949

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	0.14%	-6.27%	5.38%
Class C @ CDSC	-0.86%	-6.27%	5.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REGWX — AR (12/25)

Victory RS Small Cap Growth Fund

Class R6

Ticker: RSEJX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$107	1.06%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class R6 - $15,535	Russell 3000® Index (regulatory broad based index) - $30,926	Russell 2000® Growth Index - $20,319
7/17Footnote Reference*	$10,000	$10,000	$10,000
12/17	$11,623	$11,110	$11,075
12/18	$10,617	$10,528	$10,044
12/19	$14,692	$13,793	$12,905
12/20	$20,321	$16,674	$17,375
12/21	$18,138	$20,953	$17,867
12/22	$11,453	$16,929	$13,158
12/23	$13,770	$21,323	$15,613
12/24	$15,345	$26,399	$17,979
12/25	$15,535	$30,926	$20,319
Footnote	Description
Footnote*	Inception date for the Victory RS Small Cap Growth Fund, Class R6 is 7/12/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Class R6	1.24%	-5.23%	5.34%
Russell 3000® Index	17.15%	13.15%	14.25%
Russell 2000® Growth Index	13.01%	3.18%	8.73%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEJX — AR (12/25)

Victory RS Small Cap Growth Fund

Class Y

Ticker: RSYEX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$114	1.13%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Small Cap Growth Fund Class Y - $1,844,442	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2000® Growth Index - $2,494,932
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,011,576	$1,127,352	$1,113,180
12/17	$1,388,227	$1,365,568	$1,359,935
12/18	$1,267,171	$1,293,989	$1,233,354
12/19	$1,752,360	$1,695,371	$1,584,656
12/20	$2,422,008	$2,049,497	$2,133,458
12/21	$2,159,882	$2,575,419	$2,193,937
12/22	$1,362,844	$2,080,761	$1,615,671
12/23	$1,637,259	$2,620,860	$1,917,129
12/24	$1,823,377	$3,244,829	$2,207,656
12/25	$1,844,442	$3,801,169	$2,494,932

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	1.16%	-5.30%	6.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYEX — AR (12/25)

Victory RS Select Growth Fund

Class A

Ticker: RSDGX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$145	1.40%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class A @ NAV - $23,212	Victory RS Select Growth Fund Class A @ MOP - $21,875	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2500™ Growth Index - $27,272	Russell 2000® Growth Index - $24,949
12/15	$10,000	$9,424	$10,000	$10,000	$10,000
12/16	$10,685	$10,070	$11,274	$10,973	$11,132
12/17	$12,512	$11,791	$13,656	$13,656	$13,599
12/18	$11,607	$10,938	$12,940	$12,637	$12,334
12/19	$15,355	$14,470	$16,954	$16,763	$15,847
12/20	$20,455	$19,277	$20,495	$23,547	$21,335
12/21	$21,865	$20,606	$25,754	$24,735	$21,939
12/22	$14,774	$13,923	$20,808	$18,251	$16,157
12/23	$17,526	$16,517	$26,209	$21,706	$19,171
12/24	$21,632	$20,386	$32,448	$24,723	$22,077
12/25	$23,212	$21,875	$38,012	$27,272	$24,949

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.30%	2.56%	8.79%
Class A @ MOP	1.11%	1.35%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDGX — AR (12/25)

Victory RS Select Growth Fund

Class C

Ticker: RSGFX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.18%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class C @ NAV - $21,820	Victory RS Select Growth Fund Class C @ CDSC - $21,820	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2500™ Growth Index - $27,272	Russell 2000® Growth Index - $24,949
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$10,604	$10,604	$11,274	$10,973	$11,132
12/17	$12,320	$12,320	$13,656	$13,656	$13,599
12/18	$11,337	$11,337	$12,940	$12,637	$12,334
12/19	$14,883	$14,883	$16,954	$16,763	$15,847
12/20	$19,675	$19,675	$20,495	$23,547	$21,335
12/21	$20,860	$20,860	$25,754	$24,735	$21,939
12/22	$13,989	$13,989	$20,808	$18,251	$16,157
12/23	$16,476	$16,476	$26,209	$21,706	$19,171
12/24	$20,335	$20,335	$32,448	$24,723	$22,077
12/25	$21,820	$21,820	$38,012	$27,272	$24,949

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	6.53%	1.77%	8.11%
Class C @ CDSC	5.70%	1.77%	8.11%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGFX — AR (12/25)

Victory RS Select Growth Fund

Class R6

Ticker: RSSRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$110	1.06%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class R6 - $22,880	Russell 3000® Index (regulatory broad based index) - $34,998	Russell 2500™ Growth Index - $25,342	Russell 2000® Growth Index - $22,887
11/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/16	$10,215	$10,380	$10,196	$10,212
12/17	$12,001	$12,573	$12,690	$12,475
12/18	$11,171	$11,914	$11,742	$11,314
12/19	$14,831	$15,610	$15,577	$14,537
12/20	$19,822	$18,870	$21,881	$19,571
12/21	$21,255	$23,713	$22,984	$20,126
12/22	$14,408	$19,158	$16,960	$14,821
12/23	$17,163	$24,131	$20,171	$17,586
12/24	$21,254	$29,876	$22,974	$20,252
12/25	$22,880	$34,998	$25,342	$22,887
Footnote	Description
Footnote*	Inception date for the Victory RS Select Growth Fund, Class R6 is 11/15/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Class R6	7.65%	2.91%	9.49%
Russell 3000® Index	17.15%	13.15%	14.71%
Russell 2500™ Growth Index	10.31%	2.98%	10.72%
Russell 2000® Growth Index	13.01%	3.18%	9.49%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSRX — AR (12/25)

Victory RS Select Growth Fund

Class Y

Ticker: RSSYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$118	1.14%

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Select Growth Fund Class Y - $2,382,673	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2500™ Growth Index - $2,727,206	Russell 2000® Growth Index - $2,494,932
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,071,344	$1,127,352	$1,097,279	$1,113,180
12/17	$1,257,754	$1,365,568	$1,365,625	$1,359,935
12/18	$1,169,503	$1,293,989	$1,263,658	$1,233,354
12/19	$1,551,512	$1,695,371	$1,676,297	$1,584,656
12/20	$2,072,367	$2,049,497	$2,354,678	$2,133,458
12/21	$2,220,562	$2,575,419	$2,473,458	$2,193,937
12/22	$1,503,991	$2,080,761	$1,825,145	$1,615,671
12/23	$1,789,817	$2,620,860	$2,170,648	$1,917,129
12/24	$2,214,303	$3,244,829	$2,472,341	$2,207,656
12/25	$2,382,673	$3,801,169	$2,727,206	$2,494,932

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	7.60%	2.83%	9.07%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSYX — AR (12/25)

Victory RS Mid Cap Growth Fund

Class A

Ticker: RSMOX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$124	1.20%

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class A @ NAV - $21,522	Victory RS Mid Cap Growth Fund Class A @ MOP - $20,282	S&P 500® Index (regulatory broad based index) - $39,827	Russell Midcap® Growth Index - $32,448
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$10,508	$9,902	$11,196	$10,733
12/17	$12,701	$11,969	$13,640	$13,445
12/18	$11,765	$11,087	$13,042	$12,806
12/19	$15,066	$14,198	$17,149	$17,348
12/20	$20,260	$19,093	$20,304	$23,522
12/21	$21,209	$19,987	$26,132	$26,516
12/22	$13,854	$13,056	$21,399	$19,431
12/23	$16,335	$15,395	$27,025	$24,457
12/24	$20,254	$19,088	$33,786	$29,862
12/25	$21,522	$20,282	$39,827	$32,448

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	6.26%	1.22%	7.97%
Class A @ MOP	0.17%	0.03%	7.33%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSMOX — AR (12/25)

Victory RS Mid Cap Growth Fund

Class C

Ticker: RMOCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$217	2.11%

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class C @ NAV - $20,018	Victory RS Mid Cap Growth Fund Class C @ CDSC - $20,018	S&P 500® Index (regulatory broad based index) - $39,827	Russell Midcap® Growth Index - $32,448
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,414	$10,414	$11,196	$10,733
12/17	$12,477	$12,477	$13,640	$13,445
12/18	$11,451	$11,451	$13,042	$12,806
12/19	$14,531	$14,531	$17,149	$17,348
12/20	$19,369	$19,369	$20,304	$23,522
12/21	$20,095	$20,095	$26,132	$26,516
12/22	$13,013	$13,013	$21,399	$19,431
12/23	$15,194	$15,194	$27,025	$24,457
12/24	$18,839	$18,839	$33,786	$29,862
12/25	$20,018	$20,018	$39,827	$32,448

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	5.28%	0.30%	7.19%
Class C @ CDSC	4.28%	0.30%	7.19%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOCX — AR (12/25)

Victory RS Mid Cap Growth Fund

Class R6

Ticker: RMORX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$97	0.94%

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class R6 - $21,568	S&P 500® Index (regulatory broad based index) - $36,909	Russell Midcap® Growth Index - $30,824
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,282	$10,376	$10,196
12/17	$12,465	$12,641	$12,772
12/18	$11,574	$12,086	$12,165
12/19	$14,860	$15,892	$16,481
12/20	$20,040	$18,816	$22,345
12/21	$21,033	$24,217	$25,190
12/22	$13,778	$19,831	$18,459
12/23	$16,281	$25,044	$23,233
12/24	$20,246	$31,310	$28,369
12/25	$21,568	$36,909	$30,824
Footnote	Description
Footnote*	Inception date for the Victory RS Mid Cap Growth Fund, Class R6 is 11/15/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Class R6	6.53%	1.48%	8.78%
S&P 500® Index	17.88%	14.42%	15.38%
Russell Midcap® Growth Index	8.66%	6.65%	13.12%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMORX — AR (12/25)

Victory RS Mid Cap Growth Fund

Class Y

Ticker: RMOYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$98	0.95%

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Mid Cap Growth Fund Class Y - $2,206,519	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell Midcap® Growth Index - $3,244,767
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,053,391	$1,119,599	$1,073,286
12/17	$1,276,575	$1,364,026	$1,344,480
12/18	$1,185,277	$1,304,223	$1,280,608
12/19	$1,521,477	$1,714,876	$1,734,838
12/20	$2,051,627	$2,030,393	$2,352,210
12/21	$2,153,355	$2,613,225	$2,651,600
12/22	$1,409,768	$2,139,947	$1,943,071
12/23	$1,666,320	$2,702,488	$2,445,678
12/24	$2,071,046	$3,378,642	$2,986,248
12/25	$2,206,519	$3,982,743	$3,244,767

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	6.54%	1.47%	8.24%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOYX — AR (12/25)

Victory RS Mid Cap Growth Fund

Member Class

Ticker: RMOMX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$108	1.05%

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Member Class - $12,623	S&P 500® Index (regulatory broad based index) - $22,324	Russell Midcap® Growth Index - $16,273
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$11,794	$11,381	$11,797
12/21	$12,369	$14,648	$13,299
12/22	$8,089	$11,995	$9,745
12/23	$9,552	$15,148	$12,266
12/24	$11,861	$18,938	$14,977
12/25	$12,623	$22,324	$16,273
Footnote	Description
Footnote*	Inception date for the Victory RS Mid Cap Growth Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Member Class	6.43%	1.37%	4.62%
S&P 500® Index	17.88%	14.42%	16.83%
Russell Midcap® Growth Index	8.66%	6.65%	9.89%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RMOMX — AR (12/25)

Victory RS Growth Fund

Class A

Ticker: RSGRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$120	1.10%

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Growth Fund Class A @ NAV - $40,441	Victory RS Growth Fund Class A @ MOP - $38,109	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Growth Index - $52,905
12/15	$10,000	$9,423	$10,000	$10,000
12/16	$10,186	$9,599	$11,196	$10,708
12/17	$13,420	$12,646	$13,640	$13,943
12/18	$12,506	$11,785	$13,042	$13,732
12/19	$16,237	$15,301	$17,149	$18,728
12/20	$22,024	$20,754	$20,304	$25,938
12/21	$26,409	$24,887	$26,132	$33,096
12/22	$17,613	$16,597	$21,399	$23,452
12/23	$25,476	$24,007	$27,025	$33,462
12/24	$34,229	$32,256	$33,786	$44,623
12/25	$40,441	$38,109	$39,827	$52,905

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	18.15%Footnote Reference	12.92%	15.00%
Class A @ MOP	11.36%	11.60%	14.31%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGRX — AR (12/25)

Victory RS Growth Fund

Class C

Ticker: RGWCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$210	1.93%

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Growth Fund Class C @ NAV - $37,833	Victory RS Growth Fund Class C @ CDSC - $37,833	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Growth Index - $52,905
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,105	$10,105	$11,196	$10,708
12/17	$13,194	$13,194	$13,640	$13,943
12/18	$12,196	$12,196	$13,042	$13,732
12/19	$15,701	$15,701	$17,149	$18,728
12/20	$21,126	$21,126	$20,304	$25,938
12/21	$25,129	$25,129	$26,132	$33,096
12/22	$16,614	$16,614	$21,399	$23,452
12/23	$23,833	$23,833	$27,025	$33,462
12/24	$32,022	$32,022	$33,786	$44,623
12/25	$37,833	$37,833	$39,827	$52,905

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	17.16%Footnote Reference	11.98%	14.23%
Class C @ CDSC	16.16%	11.98%	14.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGWCX — AR (12/25)

Victory RS Growth Fund

Class Y

Ticker: RGRYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$91	0.83%

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Growth Fund Class Y - $4,153,077	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell 1000® Growth Index - $5,290,534
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,021,557	$1,119,599	$1,070,755
12/17	$1,348,934	$1,364,026	$1,394,263
12/18	$1,260,436	$1,304,223	$1,373,158
12/19	$1,640,871	$1,714,876	$1,872,842
12/20	$2,232,505	$2,030,393	$2,593,760
12/21	$2,683,892	$2,613,225	$3,309,552
12/22	$1,794,726	$2,139,947	$2,345,245
12/23	$2,603,304	$2,702,488	$3,346,155
12/24	$3,506,023	$3,378,642	$4,462,311
12/25	$4,153,077	$3,982,743	$5,290,534

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	18.46%Footnote Reference	13.22%	15.30%Footnote Reference
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGRYX — AR (12/25)

Victory RS Science and Technology Fund

Class A

Ticker: RSIFX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$160	1.46%

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Science and Technology Fund Class A @ NAV - $40,320	Victory RS Science and Technology Fund Class A @ MOP - $37,998	S&P 500® Index (regulatory broad based index) - $39,827	S&P North American Technology Sector Index - $76,336
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$11,380	$10,724	$11,196	$11,355
12/17	$16,471	$15,522	$13,640	$15,646
12/18	$16,351	$15,409	$13,042	$16,096
12/19	$22,780	$21,468	$17,149	$22,967
12/20	$37,592	$35,428	$20,304	$33,337
12/21	$34,116	$32,151	$26,132	$42,138
12/22	$19,272	$18,163	$21,399	$27,238
12/23	$25,549	$24,078	$27,025	$43,888
12/24	$33,960	$32,005	$33,786	$59,721
12/25	$40,320	$37,998	$39,827	$76,336

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	18.73%Footnote Reference	1.41%	14.96%
Class A @ MOP	11.90%	0.22%	14.28%
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIFX — AR (12/25)

Victory RS Science and Technology Fund

Class C

Ticker: RINCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$248	2.28%

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Science and Technology Fund Class C @ NAV - $37,839	Victory RS Science and Technology Fund Class C @ CDSC - $37,839	S&P 500® Index (regulatory broad based index) - $39,827	S&P North American Technology Sector Index - $76,336
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,287	$11,287	$11,196	$11,355
12/17	$16,220	$16,220	$13,640	$15,646
12/18	$15,964	$15,964	$13,042	$16,096
12/19	$22,073	$22,073	$17,149	$22,967
12/20	$36,136	$36,136	$20,304	$33,337
12/21	$32,513	$32,513	$26,132	$42,138
12/22	$18,225	$18,225	$21,399	$27,238
12/23	$23,977	$23,977	$27,025	$43,888
12/24	$31,870	$31,870	$33,786	$59,721
12/25	$37,839	$37,839	$39,827	$76,336

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	17.78%Footnote Reference	0.59%	14.23%
Class C @ CDSC	16.78%	0.59%	14.23%
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RINCX — AR (12/25)

Victory RS Science and Technology Fund

Class Y

Ticker: RIFYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$136	1.24%

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Science and Technology Fund Class Y - $4,127,619	S&P 500® Index (regulatory broad based index) - $3,982,743	S&P North American Technology Sector Index - $7,633,648
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,140,674	$1,119,599	$1,135,537
12/17	$1,655,202	$1,364,026	$1,564,573
12/18	$1,646,730	$1,304,223	$1,609,634
12/19	$2,299,881	$1,714,876	$2,296,677
12/20	$3,804,098	$2,030,393	$3,333,686
12/21	$3,460,114	$2,613,225	$4,213,794
12/22	$1,959,101	$2,139,947	$2,723,805
12/23	$2,603,724	$2,702,488	$4,388,812
12/24	$3,468,573	$3,378,642	$5,972,137
12/25	$4,127,619	$3,982,743	$7,633,648

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	19.00%Footnote Reference	1.65%	15.23%Footnote Reference
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIFYX — AR (12/25)

Victory RS International Fund

Class A

Ticker: GUBGX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$128	1.13%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS International Fund Class A @ NAV - $22,664	Victory RS International Fund Class A @ MOP - $21,354	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$9,422	$10,000
12/16	$10,241	$9,649	$10,100
12/17	$12,827	$12,086	$12,628
12/18	$11,462	$10,799	$10,887
12/19	$13,951	$13,144	$13,284
12/20	$14,725	$13,874	$14,322
12/21	$16,794	$15,823	$15,935
12/22	$14,126	$13,309	$13,632
12/23	$16,925	$15,947	$16,118
12/24	$17,838	$16,807	$16,735
12/25	$22,664	$21,354	$21,959

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	27.06%Footnote Reference	9.01%	8.53%
Class A @ MOP	19.78%	7.73%	7.88%
MSCI EAFE Index	31.22%	8.92%	8.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Energy	3.0%
Utilities	3.2%
Real Estate	3.2%
Materials	5.3%
Consumer Staples	7.0%
Information Technology	9.2%
Consumer Discretionary	10.1%
Health Care	12.0%
Industrials	17.0%
Financials	25.0%
Value	Value
Japan	20.7%
United Kingdom	14.8%
Switzerland	11.5%
Germany	9.7%
France	9.3%
Netherlands	6.9%
Australia	5.8%
OtherFootnote Reference**	18.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUBGX — AR (12/25)

Victory RS International Fund

Class C

Ticker: RIGCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$213	1.88%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS International Fund Class C @ NAV - $21,358	Victory RS International Fund Class C @ CDSC - $21,358	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000	$10,000
12/16	$10,177	$10,177	$10,100
12/17	$12,645	$12,645	$12,628
12/18	$11,224	$11,224	$10,887
12/19	$13,547	$13,547	$13,284
12/20	$14,191	$14,191	$14,322
12/21	$16,069	$16,069	$15,935
12/22	$13,417	$13,417	$13,632
12/23	$15,950	$15,950	$16,118
12/24	$16,810	$16,810	$16,735
12/25	$21,358	$21,358	$21,959

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	26.08%Footnote Reference	8.19%	7.88%
Class C @ CDSC	25.08%	8.19%	7.88%
MSCI EAFE Index	31.22%	8.92%	8.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Energy	3.0%
Utilities	3.2%
Real Estate	3.2%
Materials	5.3%
Consumer Staples	7.0%
Information Technology	9.2%
Consumer Discretionary	10.1%
Health Care	12.0%
Industrials	17.0%
Financials	25.0%
Value	Value
Japan	20.7%
United Kingdom	14.8%
Switzerland	11.5%
Germany	9.7%
France	9.3%
Netherlands	6.9%
Australia	5.8%
OtherFootnote Reference**	18.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGCX — AR (12/25)

Victory RS International Fund

Class R

Ticker: RIGKX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$156	1.38%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International Fund Class R - $22,062	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000
12/16	$10,206	$10,100
12/17	$12,742	$12,628
12/18	$11,360	$10,887
12/19	$13,788	$13,284
12/20	$14,506	$14,322
12/21	$16,515	$15,935
12/22	$13,858	$13,632
12/23	$16,559	$16,118
12/24	$17,402	$16,735
12/25	$22,062	$21,959

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class R	26.78%Footnote Reference	8.75%	8.23%
MSCI EAFE Index	31.22%	8.92%	8.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Energy	3.0%
Utilities	3.2%
Real Estate	3.2%
Materials	5.3%
Consumer Staples	7.0%
Information Technology	9.2%
Consumer Discretionary	10.1%
Health Care	12.0%
Industrials	17.0%
Financials	25.0%
Value	Value
Japan	20.7%
United Kingdom	14.8%
Switzerland	11.5%
Germany	9.7%
France	9.3%
Netherlands	6.9%
Australia	5.8%
OtherFootnote Reference**	18.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGKX — AR (12/25)

Victory RS International Fund

Class R6

Ticker: RSIRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.83%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International Fund Class R6 - $17,742	MSCI EAFE Index (regulatory broad based index) - $17,799
5/19Footnote Reference*	$10,000	$10,000
12/19	$10,724	$10,767
12/20	$11,357	$11,608
12/21	$12,983	$12,916
12/22	$10,962	$11,049
12/23	$13,173	$13,064
12/24	$13,924	$13,564
12/25	$17,742	$17,799
Footnote	Description
Footnote*	Inception date for the Victory RS International Fund, Class R6 is 5/2/2019.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Class R6	27.42%Footnote Reference	9.33%	8.98%
MSCI EAFE Index	31.22%	8.92%	9.03%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Energy	3.0%
Utilities	3.2%
Real Estate	3.2%
Materials	5.3%
Consumer Staples	7.0%
Information Technology	9.2%
Consumer Discretionary	10.1%
Health Care	12.0%
Industrials	17.0%
Financials	25.0%
Value	Value
Japan	20.7%
United Kingdom	14.8%
Switzerland	11.5%
Germany	9.7%
France	9.3%
Netherlands	6.9%
Australia	5.8%
OtherFootnote Reference**	18.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIRX — AR (12/25)

Victory RS International Fund

Class Y

Ticker: RSIGX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$100	0.88%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS International Fund Class Y - $23,239	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000
12/16	$10,269	$10,100
12/17	$12,894	$12,628
12/18	$11,555	$10,887
12/19	$14,090	$13,284
12/20	$14,907	$14,322
12/21	$17,051	$15,935
12/22	$14,373	$13,632
12/23	$17,269	$16,118
12/24	$18,245	$16,735
12/25	$23,239	$21,959

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	27.38%Footnote Reference	9.29%	8.80%
MSCI EAFE Index	31.22%	8.92%	8.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Energy	3.0%
Utilities	3.2%
Real Estate	3.2%
Materials	5.3%
Consumer Staples	7.0%
Information Technology	9.2%
Consumer Discretionary	10.1%
Health Care	12.0%
Industrials	17.0%
Financials	25.0%
Value	Value
Japan	20.7%
United Kingdom	14.8%
Switzerland	11.5%
Germany	9.7%
France	9.3%
Netherlands	6.9%
Australia	5.8%
OtherFootnote Reference**	18.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIGX — AR (12/25)

Victory RS Global Fund

Class A

Ticker: RSGGX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.85%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Global Fund Class A @ NAV - $33,610	Victory RS Global Fund Class A @ MOP - $31,665	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$9,421	$10,000
12/16	$10,667	$10,050	$10,787
12/17	$13,279	$12,510	$13,372
12/18	$12,555	$11,828	$12,113
12/19	$16,366	$15,419	$15,335
12/20	$19,149	$18,041	$17,827
12/21	$23,437	$22,081	$21,132
12/22	$18,986	$17,888	$17,251
12/23	$24,041	$22,650	$21,081
12/24	$28,767	$27,103	$24,769
12/25	$33,610	$31,665	$30,301

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	16.83%Footnote Reference	11.91%	12.89%
Class A @ MOP	10.11%	10.60%	12.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGGX — AR (12/25)

Victory RS Global Fund

Class C

Ticker: RGGCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.60%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Global Fund Class C @ NAV - $31,661	Victory RS Global Fund Class C @ CDSC - $31,661	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$10,000	$10,000
12/16	$10,592	$10,592	$10,787
12/17	$13,078	$13,078	$13,372
12/18	$12,267	$12,267	$12,113
12/19	$15,889	$15,889	$15,335
12/20	$18,442	$18,442	$17,827
12/21	$22,411	$22,411	$21,132
12/22	$18,017	$18,017	$17,251
12/23	$22,647	$22,647	$21,081
12/24	$27,099	$27,099	$24,769
12/25	$31,661	$31,661	$30,301

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	15.95%Footnote Reference	11.08%	12.22%
Class C @ CDSC	14.95%	11.08%	12.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGCX — AR (12/25)

Victory RS Global Fund

Class R

Ticker: RGGKX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$119	1.10%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Global Fund Class R - $40,231	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$10,000
12/16	$13,057	$10,787
12/17	$16,202	$13,372
12/18	$15,282	$12,113
12/19	$19,882	$15,335
12/20	$23,201	$17,827
12/21	$28,332	$21,132
12/22	$22,895	$17,251
12/23	$28,914	$21,081
12/24	$34,522	$24,769
12/25	$40,231	$30,301

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class R	16.54%Footnote Reference	11.64%	14.94%
MSCI All Country World Index	22.34%	11.19%	11.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGKX — AR (12/25)

Victory RS Global Fund

Class R6

Ticker: RGGRX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$60	0.55%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Global Fund Class R6 - $23,512	MSCI All Country World Index (regulatory broad based index) - $21,645
5/19Footnote Reference*	$10,000	$10,000
12/19	$11,247	$10,954
12/20	$13,188	$12,734
12/21	$16,201	$15,095
12/22	$13,154	$12,323
12/23	$16,708	$15,059
12/24	$20,056	$17,693
12/25	$23,512	$21,645
Footnote	Description
Footnote*	Inception date for the Victory RS Global Fund, Class R6 is 5/2/2019.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Class R6	17.23%Footnote Reference	12.26%	13.68%
MSCI All Country World Index	22.34%	11.19%	12.28%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGRX — AR (12/25)

Victory RS Global Fund

Class Y

Ticker: RGGYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$65	0.60%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory RS Global Fund Class Y - $3,449,834	MSCI All Country World Index (regulatory broad based index) - $3,030,147
12/15	$1,000,000	$1,000,000
12/16	$1,070,112	$1,078,653
12/17	$1,334,994	$1,337,208
12/18	$1,266,035	$1,211,298
12/19	$1,654,601	$1,533,460
12/20	$1,940,428	$1,782,727
12/21	$2,382,383	$2,113,199
12/22	$1,934,087	$1,725,149
12/23	$2,454,972	$2,108,148
12/24	$2,945,325	$2,476,860
12/25	$3,449,834	$3,030,147

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	17.13%Footnote Reference	12.20%	13.18%
MSCI All Country World Index	22.34%	11.19%	11.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGYX — AR (12/25)

Victory Low Duration Bond Fund

Class A

Ticker: RLDAX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the last year?

The Fund benefited from an overweight allocation to credit relative to its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the “Index”) over the reporting period. Although credit spreads were volatile in the first half of the year, they ended the reporting period roughly unchanged. The Fund’s cash holdings detracted from performance relative to the Index as the yield curve shifted lower over the reporting period. Based on relative value, the Fund increased its allocation to corporates while reducing its allocation to commercial mortgage-backed securities.

Top contributors to performance:

  The majority of the Fund’s outperformance relative to the Index was driven by an overweight allocation to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight allocation to treasury securities.

  Security selection in the banking, life insurance, and property and casualty sectors, also contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The yield curve effect was a slight detractor from performance relative to the Index driven by an overweight to the 5-year part of the yield curve.

  The largest detractors from the Fund’s performance relative to the Index were cash holdings, mortgage-backed securities, and security selection in the aerospace and defense sector.

  Security selection in the chemicals sector detracted slightly from the Fund’s performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Low Duration Bond Fund Class A @ NAV - $12,608	Victory Low Duration Bond Fund Class A @ MOP - $12,323	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,992
12/15	$10,000	$9,774	$10,000	$10,000
12/16	$10,180	$9,950	$10,265	$10,086
12/17	$10,329	$10,096	$10,628	$10,129
12/18	$10,405	$10,170	$10,629	$10,287
12/19	$10,770	$10,527	$11,556	$10,657
12/20	$11,185	$10,932	$12,423	$10,993
12/21	$11,264	$11,009	$12,232	$10,927
12/22	$10,856	$10,611	$10,641	$10,510
12/23	$11,361	$11,104	$11,229	$10,961
12/24	$11,942	$11,672	$11,369	$11,403
12/25	$12,608	$12,323	$12,199	$11,992

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	5.58%	2.42%	2.34%
Class A @ MOP	3.18%	1.97%	2.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDAX — AR (12/25)

Victory Low Duration Bond Fund

Class C

Ticker: RLDCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$166	1.62%

What affected the Fund’s performance during the last year?

The Fund benefited from an overweight allocation to credit relative to its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the “Index”) over the reporting period. Although credit spreads were volatile in the first half of the year, they ended the reporting period roughly unchanged. The Fund’s cash holdings detracted from performance relative to the Index as the yield curve shifted lower over the reporting period. Based on relative value, the Fund increased its allocation to corporates while reducing its allocation to commercial mortgage-backed securities.

Top contributors to performance:

  The majority of the Fund’s outperformance relative to the Index was driven by an overweight allocation to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight allocation to treasury securities.

  Security selection in the banking, life insurance, and property and casualty sectors, also contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The yield curve effect was a slight detractor from performance relative to the Index driven by an overweight to the 5-year part of the yield curve.

  The largest detractors from the Fund’s performance relative to the Index were cash holdings, mortgage-backed securities, and security selection in the aerospace and defense sector.

  Security selection in the chemicals sector detracted slightly from the Fund’s performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Low Duration Bond Fund Class C @ NAV - $11,868	Victory Low Duration Bond Fund Class C @ CDSC - $11,868	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,992
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,094	$10,094	$10,265	$10,086
12/17	$10,164	$10,164	$10,628	$10,129
12/18	$10,160	$10,160	$10,629	$10,287
12/19	$10,445	$10,445	$11,556	$10,657
12/20	$10,764	$10,764	$12,423	$10,993
12/21	$10,756	$10,756	$12,232	$10,927
12/22	$10,297	$10,297	$10,641	$10,510
12/23	$10,694	$10,694	$11,229	$10,961
12/24	$11,241	$11,241	$11,369	$11,403
12/25	$11,868	$11,868	$12,199	$11,992

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	4.69%	1.64%	1.73%
Class C @ CDSC	3.69%	1.64%	1.73%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDCX — AR (12/25)

Victory Low Duration Bond Fund

Class Y

Ticker: RSDYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$64	0.62%

What affected the Fund’s performance during the last year?

The Fund benefited from an overweight allocation to credit relative to its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the “Index”) over the reporting period. Although credit spreads were volatile in the first half of the year, they ended the reporting period roughly unchanged. The Fund’s cash holdings detracted from performance relative to the Index as the yield curve shifted lower over the reporting period. Based on relative value, the Fund increased its allocation to corporates while reducing its allocation to commercial mortgage-backed securities.

Top contributors to performance:

  The majority of the Fund’s outperformance relative to the Index was driven by an overweight allocation to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight allocation to treasury securities.

  Security selection in the banking, life insurance, and property and casualty sectors, also contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The yield curve effect was a slight detractor from performance relative to the Index driven by an overweight to the 5-year part of the yield curve.

  The largest detractors from the Fund’s performance relative to the Index were cash holdings, mortgage-backed securities, and security selection in the aerospace and defense sector.

  Security selection in the chemicals sector detracted slightly from the Fund’s performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Low Duration Bond Fund Class Y - $1,290,619	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,219,928	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $1,199,244
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,020,383	$1,026,472	$1,008,629
12/17	$1,037,857	$1,062,829	$1,012,923
12/18	$1,047,848	$1,062,948	$1,028,722
12/19	$1,087,199	$1,155,604	$1,065,679
12/20	$1,131,596	$1,242,350	$1,099,326
12/21	$1,142,271	$1,223,195	$1,092,707
12/22	$1,104,571	$1,064,054	$1,051,022
12/23	$1,157,414	$1,122,884	$1,096,135
12/24	$1,220,668	$1,136,922	$1,140,302
12/25	$1,290,619	$1,219,928	$1,199,244

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	5.73%	2.66%	2.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDYX — AR (12/25)

Victory High Yield Fund

Class A

Ticker: GUHYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	1.00%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocations to securities in the midstream, packaging, and chemicals industries contributed positively to performance relative to the Fund’s benchmark, the Bloomberg U.S. Corporate High Yield Index (the “Index”).

  Security selection in the pharmaceuticals, media, and retailers industries also contributed positively to the Fund’s performance relative to the Index.

  The Fund’s allocation to debt securities rated BB contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s allocations to securities in the railroads, wirelines, and health care REIT industries detracted from performance relative to the Index.

  Security selection in certain debt securities of issuers in the cable, utilities, and chemicals industries also detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory High Yield Fund Class A @ NAV - $18,156	Victory High Yield Fund Class A @ MOP - $17,762	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$9,783	$10,000	$10,000
12/16	$11,540	$11,289	$10,391	$11,713
12/17	$12,685	$12,410	$10,816	$12,592
12/18	$12,720	$12,444	$10,789	$12,330
12/19	$14,616	$14,299	$11,791	$14,095
12/20	$15,729	$15,387	$12,684	$15,098
12/21	$16,494	$16,135	$12,544	$15,895
12/22	$13,711	$13,413	$10,914	$14,116
12/23	$15,286	$14,953	$11,588	$16,014
12/24	$16,550	$16,190	$11,824	$17,326
12/25	$18,156	$17,762	$12,721	$18,820

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	9.71%	2.91%	6.15%
Class A @ MOP	7.33%	2.44%	5.91%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUHYX — AR (12/25)

Victory High Yield Fund

Class C

Ticker: RHYCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$178	1.70%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocations to securities in the midstream, packaging, and chemicals industries contributed positively to performance relative to the Fund’s benchmark, the Bloomberg U.S. Corporate High Yield Index (the “Index”).

  Security selection in the pharmaceuticals, media, and retailers industries also contributed positively to the Fund’s performance relative to the Index.

  The Fund’s allocation to debt securities rated BB contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s allocations to securities in the railroads, wirelines, and health care REIT industries detracted from performance relative to the Index.

  Security selection in certain debt securities of issuers in the cable, utilities, and chemicals industries also detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory High Yield Fund Class C @ NAV - $17,186	Victory High Yield Fund Class C @ CDSC - $17,186	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,458	$11,458	$10,391	$11,713
12/17	$12,511	$12,511	$10,816	$12,592
12/18	$12,458	$12,458	$10,789	$12,330
12/19	$14,232	$14,232	$11,791	$14,095
12/20	$15,183	$15,183	$12,684	$15,098
12/21	$15,830	$15,830	$12,544	$15,895
12/22	$13,074	$13,074	$10,914	$14,116
12/23	$14,468	$14,468	$11,588	$16,014
12/24	$15,665	$15,665	$11,824	$17,326
12/25	$17,186	$17,186	$12,721	$18,820

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	8.90%	2.17%	5.56%
Class C @ CDSC	7.90%	2.17%	5.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYCX — AR (12/25)

Victory High Yield Fund

Class R

Ticker: RHYKX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$141	1.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocations to securities in the midstream, packaging, and chemicals industries contributed positively to performance relative to the Fund’s benchmark, the Bloomberg U.S. Corporate High Yield Index (the “Index”).

  Security selection in the pharmaceuticals, media, and retailers industries also contributed positively to the Fund’s performance relative to the Index.

  The Fund’s allocation to debt securities rated BB contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s allocations to securities in the railroads, wirelines, and health care REIT industries detracted from performance relative to the Index.

  Security selection in certain debt securities of issuers in the cable, utilities, and chemicals industries also detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Yield Fund Class R - $17,634	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$10,000	$10,000
12/16	$11,478	$10,391	$11,713
12/17	$12,585	$10,816	$12,592
12/18	$12,576	$10,789	$12,330
12/19	$14,397	$11,791	$14,095
12/20	$15,439	$12,684	$15,098
12/21	$16,142	$12,544	$15,895
12/22	$13,387	$10,914	$14,116
12/23	$14,871	$11,588	$16,014
12/24	$16,122	$11,824	$17,326
12/25	$17,634	$12,721	$18,820

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class R	9.18%	2.69%	5.84%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYKX — AR (12/25)

Victory High Yield Fund

Class Y

Ticker: RSYYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$80	0.76%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocations to securities in the midstream, packaging, and chemicals industries contributed positively to performance relative to the Fund’s benchmark, the Bloomberg U.S. Corporate High Yield Index (the “Index”).

  Security selection in the pharmaceuticals, media, and retailers industries also contributed positively to the Fund’s performance relative to the Index.

  The Fund’s allocation to debt securities rated BB contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s allocations to securities in the railroads, wirelines, and health care REIT industries detracted from performance relative to the Index.

  Security selection in certain debt securities of issuers in the cable, utilities, and chemicals industries also detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory High Yield Fund Class Y - $1,868,101	Bloomberg U.S. Universal Index (regulatory broad based index) - $1,272,101	Bloomberg U.S. Corporate High Yield Index - $1,882,040
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,157,239	$1,039,098	$1,171,299
12/17	$1,275,697	$1,081,612	$1,259,199
12/18	$1,282,343	$1,078,852	$1,232,975
12/19	$1,477,878	$1,179,091	$1,409,530
12/20	$1,592,058	$1,268,427	$1,509,803
12/21	$1,676,590	$1,254,428	$1,589,476
12/22	$1,398,569	$1,091,442	$1,411,635
12/23	$1,563,815	$1,158,817	$1,601,435
12/24	$1,694,726	$1,182,446	$1,732,645
12/25	$1,868,101	$1,272,101	$1,882,040

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	10.03%	3.25%	6.45%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYYX — AR (12/25)

Victory Floating Rate Fund

Class A

Ticker: RSFLX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	1.00%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Floating Rate Fund Class A @ NAV - $16,360	Victory Floating Rate Fund Class A @ MOP - $15,990	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Morningstar LSTA US Leveraged Loan Index - $17,617
12/15	$10,000	$9,774	$10,000	$10,000
12/16	$11,235	$10,981	$10,265	$11,014
12/17	$11,657	$11,394	$10,628	$11,466
12/18	$11,707	$11,442	$10,629	$11,520
12/19	$12,811	$12,521	$11,556	$12,516
12/20	$13,426	$13,123	$12,423	$12,907
12/21	$13,949	$13,633	$12,232	$13,578
12/22	$12,970	$12,677	$10,641	$13,470
12/23	$14,143	$13,823	$11,229	$15,260
12/24	$15,323	$14,976	$11,369	$16,636
12/25	$16,360	$15,990	$12,199	$17,617

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	6.77%	4.03%	5.05%
Class A @ MOP	4.31%	3.57%	4.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFLX — AR (12/25)

Victory Floating Rate Fund

Class C

Ticker: RSFCX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$185	1.80%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Floating Rate Fund Class C @ NAV - $15,365	Victory Floating Rate Fund Class C @ CDSC - $15,365	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Morningstar LSTA US Leveraged Loan Index - $17,617
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,157	$11,157	$10,265	$11,014
12/17	$11,484	$11,484	$10,628	$11,466
12/18	$11,441	$11,441	$10,629	$11,520
12/19	$12,413	$12,413	$11,556	$12,516
12/20	$12,905	$12,905	$12,423	$12,907
12/21	$13,298	$13,298	$12,232	$13,578
12/22	$12,265	$12,265	$10,641	$13,470
12/23	$13,282	$13,282	$11,229	$15,260
12/24	$14,390	$14,390	$11,369	$16,636
12/25	$15,365	$15,365	$12,199	$17,617

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	5.90%	3.21%	4.39%
Class C @ CDSC	4.92%	3.21%	4.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFCX — AR (12/25)

Victory Floating Rate Fund

Class Y

Ticker: RSFYX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$81	0.78%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Floating Rate Fund Class Y - $1,674,163	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,219,928	Morningstar LSTA US Leveraged Loan Index - $1,761,747
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,127,112	$1,026,472	$1,101,396
12/17	$1,171,943	$1,062,829	$1,146,641
12/18	$1,179,489	$1,062,948	$1,152,010
12/19	$1,293,328	$1,155,604	$1,251,566
12/20	$1,356,956	$1,242,350	$1,290,668
12/21	$1,412,913	$1,223,195	$1,357,815
12/22	$1,316,779	$1,064,054	$1,347,032
12/23	$1,439,007	$1,122,884	$1,526,046
12/24	$1,564,437	$1,136,922	$1,663,554
12/25	$1,674,163	$1,219,928	$1,761,747

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	10 Year
Class Y	7.01%	4.29%	5.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFYX — AR (12/25)

Victory Floating Rate Fund

Member Class

Ticker: RSFMX

Annual Shareholder Report — December 31, 2025

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$88	0.85%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Floating Rate Fund Member Class - $12,820	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,922	Morningstar LSTA US Leveraged Loan Index - $14,133
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,430	$10,104	$10,354
12/21	$10,862	$9,948	$10,892
12/22	$10,116	$8,654	$10,806
12/23	$11,047	$9,133	$12,242
12/24	$11,988	$9,247	$13,345
12/25	$12,820	$9,922	$14,133
Footnote	Description
Footnote*	Inception date for the Victory Floating Rate Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of December 31, 2025)

	1 Year	5 Year	Since Inception
Member Class	6.95%	4.21%	4.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.15%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	6.93%

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSFMX — AR (12/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David. L Meyer and E. Lee Beard are “audit committee financial experts” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $221,900 and $263,550 for the fiscal years ended December 31, 2025 and 2024, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $67,100 and $77,525 for the fiscal years ended December 31, 2025 and 2024, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended December 31, 2025 and 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $67,100 and $77,525 for the years ended December 31, 2025 and 2024, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual: Full Financials
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Partners Fund
3
Victory RS Value Fund
6
Victory RS Large Cap Alpha Fund
8
Victory RS Investors Fund
10
Victory Global Energy Transition Fund
12
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
14
Statements of Operations
16
Statements of Changes in Net Assets
18
Financial Highlights
23
Notes to Financial Statements (Form N-CSR Item 7) 40
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 51
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
52
Advisory Contract Approval (Form N-CSR Item 11)
53

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Partners Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.1%)
Banks (20.1%):
Ameris Bancorp ........................................................ 209,940 $ 15,592
FNB Corp. ............................................................ 901,180 15,410
Old National Bancorp .................................................... 636,560 14,202
QCR Holdings, Inc. ..................................................... 68,270 5,687
Renasant Corp. ........................................................ 292,920 10,317
SouthState Bank Corp. ................................................... 100,450 9,453
The Bank of NT Butterfield & Son Ltd. ....................................... 289,680 14,432
UMB Financial Corp. .................................................... 130,664 15,032
United Bankshares, Inc. .................................................. 178,140 6,840
Valley National Bancorp .................................................. 721,790 8,430
115,395
Communication Services (2.2%):
Madison Square Garden Sports Corp.(a) ....................................... 23,810 6,158
MediaAlpha, Inc., Class A(a) .............................................. 482,370 6,247
12,405
Consumer Discretionary (12.1%):
Atmus Filtration Technologies, Inc. .......................................... 201,070 10,438
Bath & Body Works, Inc. ................................................. 468,060 9,399
Garrett Motion, Inc. ..................................................... 841,930 14,675
Group 1 Automotive, Inc. ................................................. 10,530 4,141
PVH Corp. ........................................................... 85,350 5,720
Taylor Morrison Home Corp., Class A(a) ...................................... 93,120 5,482
The Cheesecake Factory, Inc.(b) ............................................ 118,080 5,961
Valvoline, Inc.(a) ....................................................... 236,780 6,881
YETI Holdings, Inc.(a) ................................................... 149,910 6,621
69,318
Consumer Staples (2.1%):
Herbalife Ltd.(a) ....................................................... 388,790 5,011
Nomad Foods Ltd. ...................................................... 583,600 7,301
12,312
Energy (6.2%):
Gulfport Energy Corp.(a) ................................................. 36,600 7,612
Northern Oil & Gas, Inc.(b) ............................................... 276,970 5,947
Plains GP Holdings LP, Class A(a) ........................................... 482,250 9,230
Scorpio Tankers, Inc. .................................................... 139,180 7,075
Tidewater, Inc.(a) ....................................................... 115,190 5,818
35,682
Financial Services (1.5%):
Euronet Worldwide, Inc.(a) ................................................ 112,530 8,565
Health Care (4.6%):
Amphastar Pharmaceuticals, Inc.(a) .......................................... 171,680 4,598
Encompass Health Corp. .................................................. 67,670 7,182
The Ensign Group, Inc. ................................................... 52,740 9,187
The Pennant Group, Inc.(a) ................................................ 195,550 5,505
26,472
Industrials (16.6%):
Alamo Group, Inc. ...................................................... 21,180 3,556
ArcBest Corp. ......................................................... 84,170 6,245
Gates Industrial Corp. PLC(a) .............................................. 485,460 10,423
Granite Construction, Inc. ................................................. 76,750 8,853
Hayward Holdings, Inc.(a) ................................................ 414,480 6,404
Helios Technologies, Inc. ................................................. 133,280 7,129
ICF International, Inc. ................................................... 118,420 10,101
Matson, Inc. .......................................................... 83,260 10,287
Terex Corp. ........................................................... 99,200 5,295
The Timken Co. ........................................................ 140,520 11,822
Titan Machinery, Inc.(a) .................................................. 219,830 3,306

Victory Portfolios
Victory RS Partners Fund
4
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
V2X, Inc.(a) .......................................................... 222,060 $ 12,113
95,534
Information Technology (7.0%):
ACI Worldwide, Inc.(a) .................................................. 175,470 8,389
Belden, Inc. ........................................................... 72,410 8,439
Commvault Systems, Inc.(a) ............................................... 46,770 5,863
Crane NXT Co. ........................................................ 164,980 7,766
Onto Innovation, Inc.(a) .................................................. 60,140 9,494
39,951
Insurance (8.2%):
First American Financial Corp. ............................................. 139,030 8,542
Globe Life, Inc. ........................................................ 122,160 17,085
Hamilton Insurance Group Ltd., Class B(a) .................................... 241,090 6,727
Primerica, Inc. ......................................................... 24,513 6,333
White Mountains Insurance Group Ltd. ....................................... 4,010 8,333
47,020
Materials (3.7%):
Coeur Mining, Inc.(a) .................................................... 460,800 8,216
Knife River Corp.(a) .................................................... 92,480 6,506
Ryerson Holding Corp. ................................................... 255,040 6,417
21,139
Real Estate (7.9%):
COPT Defense Properties ................................................. 256,200 7,122
Four Corners Property Trust, Inc. ............................................ 427,040 9,848
Howard Hughes Holdings, Inc.(a)(b) ......................................... 89,780 7,162
Independence Realty Trust, Inc. ............................................. 336,690 5,885
The St. Joe Co. ........................................................ 253,310 15,039
45,056
Utilities (4.9%):
Black Hills Corp. ....................................................... 200,125 13,892
H2O America ......................................................... 171,160 8,385
New Jersey Resources Corp. ............................................... 131,780 6,078
28,355
Total Common Stocks (Cost $456,530)
a
a
a
557,204
Preferred Stocks (0.1%)
Health Care (0.1%):
WellDoc, Inc.(a)(c) ...................................................... $ 1,587,483 587
Total Preferred Stocks (Cost $1,943)
a
a
a
587
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(d) ........ 658,864 659
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(d) ............ 1,110,449 1,110
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(d) ............... 2,672,483 2,673
Total Collateral for Securities Loaned (Cost $4,442)
a
a
a
4,442
Total Investments (Cost $462,915) — 98.0% 562,233
Other assets in excess of liabilities —  2.0% 11,400
NET ASSETS - 100.00% $ 573,633
At December 31, 2025, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory RS Partners Fund
5
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2025.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Value Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.4%)
Communication Services (0.6%):
Take-Two Interactive Software, Inc. (a) ........................................ 5,590 $ 1,431
Consumer Discretionary (7.1%):
Bath & Body Works, Inc. ................................................. 223,230 4,482
Mattel, Inc. (a) ......................................................... 368,890 7,319
PVH Corp. ........................................................... 42,790 2,868
Toll Brothers, Inc. ...................................................... 22,100 2,988
17,657
Consumer Staples (4.3%):
Keurig Dr. Pepper, Inc. ................................................... 84,885 2,378
Nomad Foods Ltd. ...................................................... 268,530 3,359
U.S. Foods Holding Corp. (a) ............................................... 66,590 5,016
10,753
Energy (7.1%):
Baker Hughes Co. , Class A ................................................ 98,690 4,494
Expand Energy Corp. .................................................... 34,230 3,778
Noble Corp. PLC ....................................................... 93,030 2,627
Suncor Energy, Inc. ..................................................... 60,730 2,694
Valero Energy Corp. ..................................................... 25,670 4,179
17,772
Financials (23.5%):
Cboe Global Markets, Inc. ................................................ 11,210 2,814
Citizens Financial Group, Inc. .............................................. 89,880 5,250
Euronet Worldwide, Inc. (a) ................................................ 53,950 4,106
Everest Group Ltd. ...................................................... 11,300 3,835
F&G Annuities & Life, Inc. ................................................ 4,057 125
Fairfax Financial Holdings Ltd. ............................................. 2,280 4,346
Fidelity National Financial, Inc. ............................................ 62,130 3,392
Globe Life, Inc. ........................................................ 66,200 9,259
KeyCorp ............................................................. 260,980 5,386
MarketAxess Holdings, Inc. ............................................... 50,080 9,077
Prosperity Bancshares, Inc. ................................................ 66,170 4,573
UMB Financial Corp. .................................................... 32,220 3,706
Unum Group .......................................................... 33,430 2,591
58,460
Health Care (8.4%):
CVS Health Corp. ...................................................... 61,520 4,883
Encompass Health Corp. .................................................. 44,640 4,738
Option Care Health, Inc. (a) ................................................ 116,200 3,702
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 240,340 7,501
20,824
Industrials (21.1%):
AGCO Corp. .......................................................... 38,680 4,035
AMETEK, Inc. ........................................................ 28,920 5,937
API Group Corp. (a) ..................................................... 96,435 3,690
CACI International, Inc. , Class A (a) ......................................... 10,110 5,387
L3Harris Technologies, Inc. ............................................... 11,500 3,376
Leidos Holdings, Inc. .................................................... 23,670 4,270
Maximus, Inc. ......................................................... 45,240 3,905
SS&C Technologies Holdings, Inc. .......................................... 80,260 7,016
TFI International, Inc. (b) ................................................. 38,710 4,001
The Timken Co. ........................................................ 67,320 5,664
WESCO International, Inc. ................................................ 21,110 5,164
52,445
Information Technology (10.1%):
Check Point Software Technologies Ltd. (a) .................................... 26,880 4,988
Commvault Systems, Inc. (a) ............................................... 30,560 3,831
Lam Research Corp. ..................................................... 19,490 3,336
Littelfuse, Inc. ......................................................... 17,320 4,381

Victory Portfolios
Victory RS Value Fund
7
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Nice Ltd. , ADR (a) (b) .................................................... 23,100 $ 2,611
Trimble, Inc. (a) ........................................................ 45,190 3,541
Zebra Technologies Corp. (a) ............................................... 10,090 2,450
25,138
Materials (2.0%):
Axalta Coating Systems Ltd. (a) ............................................. 84,370 2,726
Knife River Corp. (a) .................................................... 33,480 2,355
5,081
Real Estate (5.8%):
Camden Property Trust ................................................... 19,010 2,093
CubeSmart ........................................................... 62,440 2,251
Equity LifeStyle Properties, Inc. ............................................ 68,330 4,141
NNN REIT, Inc. ........................................................ 149,120 5,910
14,395
Utilities (7.4%):
CenterPoint Energy, Inc. .................................................. 156,160 5,987
FirstEnergy Corp. ....................................................... 153,430 6,869
PPL Corp. ............................................................ 160,450 5,619
18,475
Total Common Stocks (Cost $199,741)
a
a
a
242,431
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 748,617 748
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 748,617 748
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 1,346,724 1,347
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 150,511 151
Total Collateral for Securities Loaned (Cost $2,994)
a
a
a
2,994
Total Investments (Cost $202,735) — 98.6% 245,425
Other assets in excess of liabilities —  1.4% 3,600
NET ASSETS - 100.00% $ 249,025
At December 31, 2025, the Fund's investments in foreign securities were 13.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Large Cap Alpha Fund
8
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Banks (14.0%):
Citigroup, Inc. ......................................................... 206,480 $ 24,094
JPMorgan Chase & Co. .................................................. 46,310 14,922
KeyCorp ............................................................. 1,073,300 22,153
U.S. Bancorp .......................................................... 273,380 14,588
75,757
Capital Markets (2.0%):
Cboe Global Markets, Inc. ................................................ 44,280 11,114
Communication Services (3.8%):
Alphabet, Inc., Class A ................................................... 46,240 14,473
Take-Two Interactive Software, Inc.(a) ........................................ 25,030 6,408
20,881
Consumer Discretionary (3.9%):
Darden Restaurants, Inc. .................................................. 22,790 4,194
Mattel, Inc.(a) ......................................................... 501,180 9,943
Toll Brothers, Inc. ...................................................... 51,610 6,979
21,116
Consumer Staples (5.6%):
Keurig Dr. Pepper, Inc. ................................................... 172,890 4,843
Mondelez International, Inc., Class A ......................................... 135,590 7,299
The Procter & Gamble Co. ................................................ 50,020 7,168
U.S. Foods Holding Corp.(a) ............................................... 147,640 11,120
30,430
Energy (6.3%):
Enterprise Products Partners LP ............................................. 372,150 11,931
Exxon Mobil Corp. ..................................................... 119,660 14,400
Valero Energy Corp. ..................................................... 49,380 8,039
34,370
Financial Services (2.9%):
Corpay, Inc.(a) ......................................................... 35,280 10,617
Rocket Cos., Inc., Class A ................................................. 269,770 5,222
15,839
Health Care (17.6%):
AbbVie, Inc. .......................................................... 38,980 8,906
CVS Health Corp. ...................................................... 120,870 9,592
GE HealthCare Technologies, Inc. ........................................... 70,690 5,798
Johnson & Johnson ..................................................... 51,380 10,633
McKesson Corp. ....................................................... 10,280 8,433
Medtronic PLC ........................................................ 123,940 11,906
Regeneron Pharmaceuticals, Inc. ............................................ 10,880 8,398
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 584,330 18,237
The Cigna Group ....................................................... 52,820 14,538
96,441
Industrials (19.1%):
AMETEK, Inc. ........................................................ 54,960 11,284
CACI International, Inc., Class A(a) ......................................... 16,590 8,839
Eaton Corp. PLC ....................................................... 30,930 9,851
FedEx Corp. .......................................................... 39,950 11,540
Honeywell International, Inc. .............................................. 53,840 10,504
Johnson Controls International PLC .......................................... 67,930 8,135
Leidos Holdings, Inc. .................................................... 48,430 8,737
RTX Corp. ............................................................ 51,582 9,460
SS&C Technologies Holdings, Inc. .......................................... 176,910 15,465
Union Pacific Corp. ..................................................... 41,920 9,697
103,512
Information Technology (9.4%):
Amphenol Corp., Class A ................................................. 36,940 4,992
Analog Devices, Inc. .................................................... 33,990 9,218

Victory Portfolios
Victory RS Large Cap Alpha Fund
9
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Applied Materials, Inc. ................................................... 37,310 $ 9,588
Check Point Software Technologies Ltd.(a) .................................... 60,160 11,163
Salesforce, Inc. ........................................................ 34,400 9,113
Zebra Technologies Corp.(a) ............................................... 29,060 7,057
51,131
Insurance (6.1%):
Everest Group Ltd. ...................................................... 38,470 13,055
Fairfax Financial Holdings Ltd. ............................................. 6,220 11,856
Unum Group .......................................................... 106,340 8,241
33,152
Materials (1.4%):
PPG Industries, Inc. ..................................................... 71,780 7,355
Real Estate (1.7%):
Equity LifeStyle Properties, Inc. ............................................ 148,730 9,014
Utilities (4.1%):
American Electric Power Co., Inc. ........................................... 82,450 9,507
Exelon Corp. .......................................................... 287,780 12,545
22,052
Total Common Stocks (Cost $386,576)
a
a
a
532,164
Total Investments (Cost $386,576) — 97.9% 532,164
Other assets in excess of liabilities —  2.1% 11,229
NET ASSETS - 100.00% $ 543,393
At December 31, 2025, the Fund's investments in foreign securities were 14.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Investors Fund
10
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (95.7%)
Banks (11.0%):
Citigroup, Inc. ......................................................... 24,300 $ 2,835
Prosperity Bancshares, Inc. ................................................ 51,260 3,543
UMB Financial Corp. .................................................... 22,950 2,640
9,018
Capital Markets (4.8%):
MarketAxess Holdings, Inc. ............................................... 21,780 3,948
Communication Services (2.7%):
Alphabet, Inc. , Class A ................................................... 6,990 2,188
Consumer Discretionary (4.2%):
Mattel, Inc. (a) ......................................................... 173,290 3,438
Consumer Staples (2.1%):
Nomad Foods Ltd. ...................................................... 137,120 1,715
Energy (6.1%):
Exxon Mobil Corp. ..................................................... 21,110 2,541
Plains GP Holdings LP , Class A (a) ........................................... 128,950 2,468
5,009
Financial Services (4.0%):
Corpay, Inc. (a) ......................................................... 7,940 2,389
Euronet Worldwide, Inc. (a) ................................................ 11,690 890
3,279
Health Care (14.0%):
CVS Health Corp. ...................................................... 44,250 3,512
Encompass Health Corp. .................................................. 18,420 1,955
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 100,560 3,138
The Cigna Group ....................................................... 10,390 2,860
11,465
Industrials (19.4%):
CACI International, Inc. , Class A (a) ......................................... 4,110 2,190
Gates Industrial Corp. PLC (a) .............................................. 146,010 3,135
Matson, Inc. .......................................................... 24,450 3,021
SS&C Technologies Holdings, Inc. .......................................... 31,380 2,743
The Timken Co. ........................................................ 19,240 1,619
V2X, Inc. (a) .......................................................... 59,820 3,263
15,971
Information Technology (8.5%):
Check Point Software Technologies Ltd. (a) .................................... 15,130 2,808
Crane NXT Co. ........................................................ 32,110 1,511
Trimble, Inc. (a) ........................................................ 34,030 2,666
6,985
Insurance (13.5%):
Everest Group Ltd. ...................................................... 9,410 3,193
Fairfax Financial Holdings Ltd. ............................................. 960 1,830
Globe Life, Inc. ........................................................ 26,560 3,715
Unum Group .......................................................... 30,730 2,381
11,119
Real Estate (3.9%):
The St. Joe Co. ........................................................ 54,480 3,234
Utilities (1.5%):
FirstEnergy Corp. ....................................................... 27,000 1,209
Total Common Stocks (Cost $65,873)
a
a
a
78,578
Total Investments (Cost $65,873) — 95.7% 78,578
Other assets in excess of liabilities —  4.3% 3,561
NET ASSETS - 100.00% $ 82,139

Victory Portfolios
Victory RS Investors Fund
11
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
At December 31, 2025, the Fund's investments in foreign securities were 15.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Global Energy Transition Fund
12
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (92.3%)
Australia (15.5%):
Materials (15.5%):
Iluka Resources Ltd. ..................................................... 7,645,126 $ 29,384
Sunrise Energy Metals Ltd. (a) (b) ............................................ 8,192,205 43,100
72,484
Canada (27.0%):
Energy (22.0%):
ARC Resources Ltd. ..................................................... 1,009,161 18,935
Cameco Corp. ......................................................... 61,331 5,617
Keyera Corp. (b) ........................................................ 636,977 20,422
Peyto Exploration & Development Corp. ...................................... 1,012,288 16,751
Tamarack Valley Energy Ltd. .............................................. 4,301,808 25,013
Tourmaline Oil Corp. .................................................... 358,117 16,066
102,804
Materials (5.0%):
First Quantum Minerals Ltd. (a) ............................................. 534,029 14,320
Nutrien Ltd. ........................................................... 148,757 9,181
23,501
126,305
Chile (1.0%):
Materials (1.0%):
Sociedad Quimica y Minera de Chile SA , ADR (a) ............................... 69,715 4,796
Norway (2.9%):
Materials (2.9%):
Norsk Hydro ASA ...................................................... 1,781,205 13,756
United States (45.9%):
Energy (13.6%):
Antero Resources Corp. (a) ................................................ 431,873 14,882
Enterprise Products Partners LP ............................................. 672,757 21,569
Range Resources Corp. ................................................... 519,525 18,318
The Williams Cos., Inc. .................................................. 151,236 9,091
63,860
Industrials (3.9%):
Energy Vault Holdings, Inc. (a) (b) ........................................... 2,926,132 13,490
Hubbell, Inc. , Class B .................................................... 10,630 4,721
18,211
Materials (27.4%):
Compass Minerals International, Inc. (a) (c) ..................................... 3,087,169 60,632
Ivanhoe Electric, Inc. (a) .................................................. 2,132,528 34,078
Linde PLC ............................................................ 59,097 25,198
Martin Marietta Materials, Inc. ............................................. 6,610 4,116
Materion Corp. ........................................................ 36,731 4,566
128,590
Utilities (1.0%):
Constellation Energy Corp. ................................................ 12,970 4,582
215,243
Total Common Stocks (Cost $258,781) 432,584
Warrants (3.5%)
Australia (2.8%):
Materials (2.8%):
Sunrise Energy Metals Ltd. , expiring 12/31/26 (a) (d) .............................. 3,069,985 13,042
Canada (0.7%):
Materials (0.7%):
Ivanhoe Electric, Inc. , expiring 2/15/26 (a) (d) ................................... 441,014 3,373
Total Warrants (Cost $4) 16,415

Victory Portfolios
Victory Global Energy Transition Fund
13
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Collateral for Securities Loaned (1.2%)^
United States (1.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (e) ........ 1,404,866 $ 1,404
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (e) ............ 1,404,866 1,405
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (e) ............... 1,404,866 1,405
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (e) . 1,404,866 1,405
Total Collateral for Securities Loaned (Cost $5,619) 5,619
Total Investments (Cost $264,404) — 97.0% 454,618
Other assets in excess of liabilities — 3.0% 13,954
NET ASSETS - 100.00% $ 468,572
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 3.5% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2025
14
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $462,915, $202,735 and $386,576) $ 562,233 (a) $ 245,425 (b) $ 532,164
Cash 16,072 7,095 11,369
Receivables:
Dividends, interest, and securities lending income 875 191 537
Capital shares issued 256 162 47
From Adviser 58 2 4
Prepaid expenses 51 16 23
Total Assets 579,545 252,891 544,144
Liabilities:
Payables:
Collateral received on loaned securities 4,442 2,994 —
Capital shares redeemed 838 573 333
Accrued expenses and other payables:
Investment advisory fees 407 182 230
Administration fees 22 9 20
Custodian fees 4 2 4
Transfer agent fees 3 3 18
Sub-Transfer agent fees 119 51 44
Compliance fees — (c) — (c) — (c)
Trustees' fees — (c) — (c) — (c)
12b-1 fees 22 17 56
Other accrued expenses 55 35 46
Total Liabilities 5,912 3,866 751
Commitments and contingencies (Note 4 )
Net Assets:
Capital 472,356 202,426 374,873
Total accumulated earnings (loss) 101,277 46,599 168,520
Net Assets $ 573,633 $ 249,025 $ 543,393
Net Assets:
Class A $ 191,075 $ 144,622 $ 505,631
Class C — 1,036 965
Class R 1,415 — —
Class R6 39,920 — —
Class Y 334,919 103,367 36,797
Member Class 6,304 — —
Total $ 573,633 $ 249,025 $ 543,393
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 7,007 6,031 8,555
Class C — 55 22
Class R 62 — —
Class R6 1,323 — —
Class Y 10,990 4,112 626
Member Class 230 — —
Total 19,612 10,198 9,203
Net asset value, offering and redemption price per share: (d)
Class A $ 27 .27 $ 23 .98 $ 59 .11
Class C(e) — 18 .95 43 .25
Class R 22 .75 — —
Class R6 30 .18 — —
Class Y 30 .48 25 .14 58 .76
Member Class 27 .36 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .93 $ 25 .44 $ 62 .72
(a) Includes $4,359 thousand of securities on loan.
(b) Includes $2,926 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2025
15
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Affiliated investments, at value (Cost $— and $33,990) $ — $ 60,632
Unaffiliated investments, at value (Cost $65,873 and $230,414) 78,578 393,986 (a)
Foreign currency, at value (Cost $— and $324) — 324
Cash 3,408 18,951
Receivables:
Dividends, interest, and securities lending income 50 387
Capital shares issued 322 174
Investments sold — 316
From Adviser 34 24
Reclaims — 47
Prepaid expenses 15 24
Total Assets 82,407 474,865
Liabilities:
Payables:
Collateral received on loaned securities — 5,619
Capital shares redeemed 144 133
Accrued expenses and other payables:
Investment advisory fees 70 393
Administration fees 3 17
Custodian fees 1 7
Transfer agent fees 1 3
Sub-Transfer agent fees 22 68
Compliance fees — (b) — (b)
Trustees' fees — (b) — (b)
12b-1 fees 4 11
Other accrued expenses 23 42
Total Liabilities 268 6,293
Commitments and contingencies (Note 4 )
Net Assets:
Capital 68,351 1,980,558
Total accumulated earnings (loss) 13,788 (1,511,986)
Net Assets $ 82,139 $ 468,572
Net Assets:
Class A $ 18,077 $ 92,596
Class C 4,223 2,560
Class Y 59,839 373,416
Total $ 82,139 $ 468,572
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,096 1,853
Class C 321 59
Class Y 3,467 7,117
Total 4,884 9,029
Net asset value, offering and redemption price per share: (c)
Class A $ 16 .49 $ 49 .98
Class C(d) 13 .17 43 .54
Class Y 17 .26 52 .46
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .50 $ 53 .03
(a) Includes $5,126 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2025
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 8,523 $ 4,683 $ 10,593
Interest 796 351 838
Securities lending (net of fees) 8 1 —(a)
Foreign tax withholding (8) (27) (18)
Total Income 9,319 5,008 11,413
Expenses:
Investment advisory fees 4,547 2,205 2,626
Administration fees 276 131 265
Sub-Administration fees 17 17 17
12b-1 fees — Class A 461 378 1,226
12b-1 fees — Class C — 11 10
12b-1 fees — Class R 7 — —
Custodian fees 24 13 23
Transfer agent fees — Class A 10 18 119
Transfer agent fees — Class C — —(a) —(a)
Transfer agent fees — Class R 1 — —
Transfer agent fees — Class R6 1 — —
Transfer agent fees — Class Y 1 1 —(a)
Transfer agent fees — Member Class 10 — —
Sub-Transfer agent fees — Class A 235 163 196
Sub-Transfer agent fees — Class C — 1 1
Sub-Transfer agent fees — Class R 1 — —
Sub-Transfer agent fees — Class Y 371 110 31
Trustees' fees 29 15 28
Compliance fees 5 2 4
Legal and audit fees 41 27 42
State registration and filing fees 69 38 35
Other expenses 96 56 72
Recoupment of prior expenses waived/reimbursed by Adviser 44 4 4
Total Expenses 6,246 3,190 4,699
Expenses waived/reimbursed by Adviser (362) (67) (88)
Net Expenses 5,884 3,123 4,611
Net Investment Income (Loss) 3,435 1,885 6,802
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 22,853 14,351 50,142
Net change in unrealized appreciation/depreciation on investment securities (11,049) (4,818) 19,713
Net realized/unrealized gains (losses) on investments 11,804 9,533 69,855
Change in net assets resulting from operations $ 15,239 $ 11,418 $ 76,657
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended December 31, 2025
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 1,138 $ 6,588
Interest 157 654
Securities lending (net of fees) 1 482
Foreign tax withholding (3) (732)
Total Income 1,293 6,992
Expenses:
Investment advisory fees 821 3,702
Administration fees 41 185
Sub-Administration fees 14 15
12b-1 fees — Class A 45 170
12b-1 fees — Class C 37 19
Custodian fees 6 34
Transfer agent fees — Class A 4 14
Transfer agent fees — Class C —(a) —(a)
Transfer agent fees — Class Y 1 3
Sub-Transfer agent fees — Class A 15 81
Sub-Transfer agent fees — Class C 6 3
Sub-Transfer agent fees — Class Y 104 274
Trustees' fees 6 19
Compliance fees 1 3
Legal and audit fees 16 36
State registration and filing fees 36 49
Other expenses 40 63
Recoupment of prior expenses waived/reimbursed by Adviser — —(a)
Total Expenses 1,193 4,670
Expenses waived/reimbursed by Adviser (242) (162)
Net Expenses 951 4,508
Net Investment Income (Loss) 342 2,484
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 213
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 2,342 54,560
Net change in unrealized appreciation/depreciation on affiliated investment securities — 30,368
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 3,629 116,957
Net realized/unrealized gains (losses) on investments 5,971 202,098
Change in net assets resulting from operations $ 6,313 $ 204,582
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,435 $ 2,221 $ 1,885 $ 1,181 $ 6,802 $ 6,169
Net realized gains (losses) 22,853 41,762 14,351 31,019 50,142 67,925
Net change in unrealized
appreciation/depreciation (11,049) 25,109 (4,818) 1,889 19,713 24,178
Change in net assets resulting from
operations 15,239 69,092 11,418 34,089 76,657 98,272
Distributions to Shareholders:
Class A (10,049) (10,645) (11,977) (14,895) (51,856) (66,063)
Class C — — (100) (125) (125) (156)
Class R (85) (87) — — — —
Class R6 (1,506) (286) — — — —
Class Y (16,964) (18,440) (8,544) (10,075) (3,970) (3,975)
Member Class (346) (357) — — — —
Change in net assets resulting from
distributions to shareholders (28,950) (29,815) (20,621) (25,095) (55,951) (70,194)
Change in net assets resulting from
capital transactions 42,657 64,174 (17,204) (8,491) (9,284) 23,651
Change in net assets 28,946 103,451 (26,407) 503 11,422 51,729
Net Assets:
Beginning of period 544,687 441,236 275,432 274,929 531,971 480,242
End of period $ 573,633 $ 544,687 $ 249,025 $ 275,432 $ 543,393 $ 531,971

19
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 25,318 $ 14,207 $ 4,537 $ 4,732 $ 17,773 $ 14,985
Distributions reinvested 9,865 10,448 11,737 14,615 50,397 64,360
Cost of shares redeemed (30,806) (30,966) (28,310) (26,663) (83,549) (59,127)
Converted from Class R — — — 767 — 5,739
Total Class A $ 4,377 $ (6,311) $ (12,036) $ (6,549) $ (15,379) $ 25,957
Class C
Proceeds from shares issued $ — $ — $ 97 $ 221 $ 84 $ 138
Distributions reinvested — — 100 125 125 156
Cost of shares redeemed — — (267) (429) (246) (1,002)
Total Class C $ — $ — $ (70) $ (83) $ (37) $ (708)
Class R
Proceeds from shares issued $ 183 $ 170 $ — $ 10 (a) $ — $ 167 (a)
Distributions reinvested 85 87 — — (a) — — (a)
Cost of shares redeemed (234) (1,221) — (7) (a) — (337) (a)
Converted into Class A — — — (766) — (5,739)
Total Class R $ 34 $ (964) $ — $ (763) $ — $ (5,909)
Class R6
Proceeds from shares issued $ 40,194 $ 3,427 $ — $ — $ — $ —
Distributions reinvested 1,504 286 — — — —
Cost of shares redeemed (6,833) (327) — — — —
Total Class R6 $ 34,865 $ 3,386 $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 124,006 $ 129,327 $ 7,069 $ 7,818 $ 13,966 $ 7,072
Distributions reinvested 16,952 18,416 8,482 9,970 3,925 3,922
Cost of shares redeemed (137,625) (80,142) (20,649) (18,884) (11,759) (6,683)
Total Class Y $ 3,333 $ 67,601 $ (5,098) $ (1,096) $ 6,132 $ 4,311
Member Class
Proceeds from shares issued $ 1,754 $ 1,250 $ — $ — $ — $ —
Distributions reinvested 346 357 — — — —
Cost of shares redeemed (2,052) (1,145) — — — —
Total Member Class $ 48 $ 462 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 42,657 $ 64,174 $ (17,204) $ (8,491) $ (9,284) $ 23,651

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Share Transactions:
Class A
Issued 903 505 181 181 302 245
Reinvested 353 355 482 567 846 1,103
Redeemed (1,120) (1,109) (1,143) (1,020) (1,435) (977)
Converted from Class R — — — 29 — 95
Total Class A 136 (249) (480) (243) (287) 466
Class C
Issued — — 5 11 2 3
Reinvested — — 5 6 3 4
Redeemed — — (13) (20) (6) (21)
Total Class C — — (3) (3) (1) (14)
Class R
Issued 8 8 — — (a) (b) — 3 (a)
Reinvested 4 3 — — (a) — — (a)
Redeemed (10) (51) — — (a) (b) — (6) (a)
Converted into Class A — — — (31) — (96)
Total Class R 2 (40) — (31) — (99)
Class R6
Issued 1,325 106 — — — —
Reinvested 49 9 — — — —
Redeemed (235) (10) — — — —
Total Class R6 1,139 105 — — — —
Class Y
Issued 4,061 4,164 272 293 236 117
Reinvested 542 564 332 371 66 68
Redeemed (4,497) (2,581) (797) (691) (197) (112)
Total Class Y 106 2,147 (193) (27) 105 73
Member Class
Issued 64 44 — — — —
Reinvested 12 12 — — — —
Redeemed (74) (41) — — — —
Total Member Class 2 15 — — — —
Change in Shares 1,385 1,978 (676) (304) (183) 426
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1 thousand shares.

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 342 $ 231 $ 2,484 $ 3,561
Net realized gains (losses) 2,342 6,552 54,773 18,501
Net change in unrealized appreciation/depreciation 3,629 2,206 147,325 25,928
Change in net assets resulting from operations 6,313 8,989 204,582 47,990
Distributions to Shareholders:
Class A (783) (1,725) (3,873) (946)
Class C (206) (296) (109) (20)
Class Y (2,596) (3,710) (15,958) (4,974)
Change in net assets resulting from distributions to shareholders (3,585) (5,731) (19,940) (5,940)
Change in net assets resulting from capital transactions 17,743 21,239 (37,731) (19,898)
Change in net assets 20,471 24,497 146,911 22,152
Net Assets:
Beginning of period 61,668 37,171 321,661 299,509
End of period $ 82,139 $ 61,668 $ 468,572 $ 321,661

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 2,554 $ 1,812 $ 14,203 $ 4,142
Distributions reinvested 739 1,656 3,758 916
Cost of shares redeemed (3,900) (3,133) (17,056) (18,098)
Converted from Class R — 1,073 — 978
Total Class A $ (607) $ 1,408 $ 905 $ (12,062)
Class C
Proceeds from shares issued $ 1,646 $ 1,108 $ 357 $ 369
Distributions reinvested 206 296 109 20
Cost of shares redeemed (385) (210) (376) (366)
Total Class C $ 1,467 $ 1,194 $ 90 $ 23
Class R
Proceeds from shares issued $ — $ 39 (a) $ — $ 33 (a)
Distributions reinvested — — (a) (b) — — (a)
Cost of shares redeemed — (17) (a) — (471) (a)
Converted into Class A — (1,073) — (978)
Total Class R $ — $ (1,051) $ — $ (1,416)
Class Y
Proceeds from shares issued $ 51,053 $ 29,689 $ 53,509 $ 66,828
Distributions reinvested 2,595 3,706 14,759 4,429
Cost of shares redeemed (36,765) (13,707) (106,994) (77,700)
Total Class Y $ 16,883 $ 19,688 $ (38,726) $ (6,443)
Change in net assets resulting from capital transactions $ 17,743 $ 21,239 $ (37,731) $ (19,898)
Share Transactions:
Class A
Issued 160 111 341 136
Reinvested 44 99 79 31
Redeemed (245) (191) (446) (617)
Converted from Class R — 64 — 34
Total Class A (41) 83 (26) (416)
Class C
Issued 124 82 11 13
Reinvested 16 22 3 1
Redeemed (29) (15) (11) (14)
Total Class C 111 89 3 — (c)
Class R
Issued — 2 (a) — 1 (a)
Reinvested — — (a) (c) — — (a)
Redeemed — (1) (a) — (19) (a)
Converted into Class A — (75) — (36)
Total Class R — (74) — (54)
Class Y
Issued 3,057 1,705 1,324 2,143
Reinvested 149 212 297 144
Redeemed (2,137) (779) (2,632) (2,465)
Total Class Y 1,069 1,138 (1,011) (178)
Change in Shares 1,139 1,236 (1,034) (648)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
23
See notes to financial statements.
Victory RS Partners Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $28.02 $25.73 $23.54 $26.82 $24.21
Investment Activities:
Net investment income (loss)(a) 0.10 0.06 0.07 0.08 (0.09)
Net realized and unrealized gains (losses) 0.64 3.85 3.58 (1.26) 7.14
Total from Investment Activities 0.74 3.91 3.65 (1.18) 7.05
Distributions to Shareholders from:
Net investment income (0.17) (0.13) (0.22) (0.12) —
Net realized gains (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions (1.49) (1.62) (1.46) (2.10) (4.44)
Net Asset Value, End of Period $27.27 $28.02 $25.73 $23.54 $26.82
Total Return(b) 2.52% 14.93% 15.66% (4.54)% 29.58%
Ratios to Average Net Assets:
Net Expenses(c) 1.33% 1.33% 1.37% 1.45% 1.45%
Net Investment Income (Loss) 0.37% 0.20% 0.29% 0.33% (0.29)%
Gross Expenses(c) 1.33% 1.33% 1.40% 1.49% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $191,075 $192,536 $183,203 $169,628 $195,053
Portfolio Turnover(d) 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Partners Fund
Class R
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $23.64 $21.89 $20.25 $23.41 $21.65
Investment Activities:
Net investment income (loss)(a) —(b) (0.04) (0.03) (0.01) (0.17)
Net realized and unrealized gains (losses) 0.54 3.29 3.08 (1.10) 6.37
Total from Investment Activities 0.54 3.25 3.05 (1.11) 6.20
Distributions to Shareholders from:
Net investment income (0.11) (0.01) (0.17) (0.07) —
Net realized gains (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions (1.43) (1.50) (1.41) (2.05) (4.44)
Net Asset Value, End of Period $22.75 $23.64 $21.89 $20.25 $23.41
Total Return(c) 2.17% 14.52% 15.19% (4.86)% 29.15%
Ratios to Average Net Assets:
Net Expenses(d) 1.69% 1.69% 1.73% 1.81% 1.81%
Net Investment Income (Loss) 0.00%(e) (0.19)% (0.12)% (0.03)% (0.65)%
Gross Expenses(d) 2.57% 2.42% 2.29% 2.54% 2.48%
Supplemental Data:
Net Assets at end of period (000's) $1,415 $1,426 $2,198 $1,519 $1,652
Portfolio Turnover(f) 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $30.81 $28.13 $25.62
Investment Activities:
Net investment income (loss)(b) 0.28 0.21 0.04
Net realized and unrealized gains (losses) 0.68 4.20 4.02
Total from Investment Activities 0.96 4.41 4.06
Distributions to Shareholders from:
Net investment income (0.27) (0.24) (0.31)
Net realized gains (1.32) (1.49) (1.24)
Total Distributions (1.59) (1.73) (1.55)
Net Asset Value, End of Period $30.18 $30.81 $28.13
Total Return(c)(d) 3.03% 15.44% 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 0.92% 0.69% 0.26%
Gross Expenses(e)(f) 0.99% 1.28% 2.10%
Supplemental Data:
Net Assets at end of period (000's) $39,920 $5,684 $2,244
Portfolio Turnover(c)(g) 65% 48% 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Partners Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $31.12 $28.40 $25.83 $29.21 $25.99
Investment Activities:
Net investment income (loss)(a) 0.23 0.19 0.17 0.19 0.02
Net realized and unrealized gains (losses) 0.71 4.25 3.94 (1.39) 7.69
Total from Investment Activities 0.94 4.44 4.11 (1.20) 7.71
Distributions to Shareholders from:
Net investment income (0.26) (0.23) (0.30) (0.20) (0.05)
Net realized gains (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions (1.58) (1.72) (1.54) (2.18) (4.49)
Net Asset Value, End of Period $30.48 $31.12 $28.40 $25.83 $29.21
Total Return(b) 2.93% 15.40% 16.07% (4.23)% 30.03%
Ratios to Average Net Assets:
Net Expenses(c) 0.94% 0.94% 1.01% 1.12% 1.12%
Net Investment Income (Loss) 0.76% 0.60% 0.62% 0.67% 0.05%
Gross Expenses(c) 1.03% 1.05% 1.13% 1.21% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $334,919 $338,632 $248,103 $172,847 $177,278
Portfolio Turnover(d) 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Member Class
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $28.10 $25.79 $23.58 $26.87 $24.22
Investment Activities:
Net investment income (loss)(a) 0.16 0.11 0.12 0.15 (0.04)
Net realized and unrealized gains (losses) 0.63 3.87 3.59 (1.29) 7.17
Total from Investment Activities 0.79 3.98 3.71 (1.14) 7.13
Distributions to Shareholders from:
Net investment income (0.21) (0.18) (0.26) (0.17) (0.04)
Net realized gains (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions (1.53) (1.67) (1.50) (2.15) (4.48)
Net Asset Value, End of Period $27.36 $28.10 $25.79 $23.58 $26.87
Total Return(b) 2.71% 15.18% 15.90% (4.36)% 29.90%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.18% 1.25% 1.25%
Net Investment Income (Loss) 0.57% 0.41% 0.48% 0.59% (0.14)%
Gross Expenses(c) 1.39% 1.38% 1.57% 1.78% 3.05%
Supplemental Data:
Net Assets at end of period (000's) $6,304 $6,410 $5,488 $4,719 $2,994
Portfolio Turnover(d) 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Value Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.92 $24.25 $24.04 $26.33 $23.68
Investment Activities:
Net investment income (loss)(a) 0.16 0.08 0.07 0.03 0.03
Net realized and unrealized gains (losses) 1.02 3.05 1.71 (0.80) 6.34
Total from Investment Activities 1.18 3.13 1.78 (0.77) 6.37
Distributions to Shareholders from:
Net investment income (0.16) (0.10) (0.15) (0.12) (0.11)
Net realized gains (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions (2.12) (2.46) (1.57) (1.52) (3.72)
Net Asset Value, End of Period $23.98 $24.92 $24.25 $24.04 $26.33
Total Return(b) 4.65% 12.63% 7.52% (2.97)% 27.31%
Ratios to Average Net Assets:
Net Expenses(c) 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss) 0.63% 0.32% 0.30% 0.13% 0.12%
Gross Expenses(c) 1.33% 1.33% 1.34% 1.32% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $144,622 $162,251 $163,769 $172,406 $188,881
Portfolio Turnover(d) 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $20.15 $20.07 $20.16 $22.38 $20.65
Investment Activities:
Net investment income (loss)(a) (0.03)(b) (0.10) (0.09) (0.14) (0.16)
Net realized and unrealized gains (losses) 0.82 2.54 1.42 (0.68) 5.50
Total from Investment Activities 0.79 2.44 1.33 (0.82) 5.34
Distributions to Shareholders from:
Net investment income (0.03) — — — —
Net realized gains (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions (1.99) (2.36) (1.42) (1.40) (3.61)
Net Asset Value, End of Period $18.95 $20.15 $20.07 $20.16 $22.38
Total Return(c) 3.83% 11.75% 6.76% (3.71)% 26.28%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.14)% (0.44)% (0.45)% (0.65)% (0.67)%
Gross Expenses(d) 3.21% 3.23% 2.94% 3.00% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $1,036 $1,173 $1,228 $1,282 $1,398
Portfolio Turnover(e) 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Value Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.02 $25.21 $24.92 $27.23 $24.38
Investment Activities:
Net investment income (loss)(a) 0.23 0.15 0.14 0.09 0.10
Net realized and unrealized gains (losses) 1.06 3.18 1.78 (0.82) 6.53
Total from Investment Activities 1.29 3.33 1.92 (0.73) 6.63
Distributions to Shareholders from:
Net investment income (0.21) (0.16) (0.21) (0.18) (0.17)
Net realized gains (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions (2.17) (2.52) (1.63) (1.58) (3.78)
Net Asset Value, End of Period $25.14 $26.02 $25.21 $24.92 $27.23
Total Return(b) 4.90% 12.94% 7.75% (2.71)% 27.57%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) 0.87% 0.56% 0.54% 0.36% 0.36%
Gross Expenses(c) 1.07% 1.07% 1.07% 1.06% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $103,367 $112,008 $109,234 $120,583 $143,783
Portfolio Turnover(d) 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $56.73 $53.66 $47.92 $55.16 $50.59
Investment Activities:
Net investment income (loss)(a) 0.76 0.71 0.44 0.40 0.65
Net realized and unrealized gains (losses) 8.24 10.73 5.90 (2.88) 10.81
Total from Investment Activities 9.00 11.44 6.34 (2.48) 11.46
Distributions to Shareholders from:
Net investment income (0.55) (0.60) (0.33) (0.43) (0.57)
Net realized gains (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions (6.62) (8.37) (0.60) (4.76) (6.89)
Net Asset Value, End of Period $59.11 $56.73 $53.66 $47.92 $55.16
Total Return(b) 15.87% 21.02% 13.25% (4.62)% 23.00%
Ratios to Average Net Assets:
Net Expenses(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 1.28% 1.16% 0.88% 0.76% 1.13%
Gross Expenses(c) 0.90% 0.91% 0.93% 0.92% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $505,631 $501,597 $449,497 $437,855 $495,890
Portfolio Turnover(d) 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.13 $42.38 $37.97 $44.72 $42.07
Investment Activities:
Net investment income (loss)(a) 0.22 0.17 0.03 (0.03) 0.13
Net realized and unrealized gains (losses) 6.23 8.49 4.65 (2.32) 8.97
Total from Investment Activities 6.45 8.66 4.68 (2.35) 9.10
Distributions to Shareholders from:
Net investment income (0.26) (0.14) — (0.07) (0.13)
Net realized gains (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions (6.33) (7.91) (0.27) (4.40) (6.45)
Net Asset Value, End of Period $43.25 $43.13 $42.38 $37.97 $44.72
Total Return(b) 14.94% 20.02% 12.37% (5.39)% 22.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss) 0.49% 0.35% 0.07% (0.07)% 0.27%
Gross Expenses(c) 3.06% 2.85% 2.15% 1.92% 1.80%
Supplemental Data:
Net Assets at end of period (000's) $965 $993 $1,587 $3,595 $6,230
Portfolio Turnover(d) 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $56.41 $53.39 $47.67 $54.90 $50.37
Investment Activities:
Net investment income (loss)(a) 0.88 0.84 0.54 0.52 0.78
Net realized and unrealized gains (losses) 8.20 10.66 5.89 (2.89) 10.76
Total from Investment Activities 9.08 11.50 6.43 (2.37) 11.54
Distributions to Shareholders from:
Net investment income (0.66) (0.71) (0.44) (0.53) (0.69)
Net realized gains (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions (6.73) (8.48) (0.71) (4.86) (7.01)
Net Asset Value, End of Period $58.76 $56.41 $53.39 $47.67 $54.90
Total Return(b) 16.12% 21.25% 13.51% (4.43)% 23.28%
Ratios to Average Net Assets:
Net Expenses(c) 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss) 1.48% 1.37% 1.09% 0.98% 1.35%
Gross Expenses(c) 0.72% 0.73% 0.72% 0.71% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $36,797 $29,381 $23,905 $21,070 $20,169
Portfolio Turnover(d) 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Investors Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $16.18 $14.71 $13.10 $13.90 $12.84
Investment Activities:
Net investment income (loss)(a) 0.04 0.05 —(b) (0.01) 0.02
Net realized and unrealized gains (losses) 1.00 3.07 1.72 (0.26) 3.25
Total from Investment Activities 1.04 3.12 1.72 (0.27) 3.27
Distributions to Shareholders from:
Net investment income (0.07) (0.06) (0.03) (0.01) —(b)
Net realized gains (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions (0.73) (1.65) (0.11) (0.53) (2.21)
Net Asset Value, End of Period $16.49 $16.18 $14.71 $13.10 $13.90
Total Return(c) 6.43% 20.87% 13.17% (2.01)% 25.74%
Ratios to Average Net Assets:
Net Expenses(d) 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss) 0.27% 0.32% 0.01% (0.05)% 0.13%
Gross Expenses(d) 1.57% 1.62% 1.63% 1.64% 1.66%
Supplemental Data:
Net Assets at end of period (000's) $18,077 $18,409 $15,515 $15,250 $15,039
Portfolio Turnover(e) 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.09 $12.19 $10.93 $11.76 $11.22
Investment Activities:
Net investment income (loss)(a) (0.06)(b) (0.06) (0.08) (0.10) (0.08)
Net realized and unrealized gains (losses) 0.81 2.55 1.42 (0.21) 2.83
Total from Investment Activities 0.75 2.49 1.34 (0.31) 2.75
Distributions to Shareholders from:
Net investment income (0.01) — — — —
Net realized gains (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions (0.67) (1.59) (0.08) (0.52) (2.21)
Net Asset Value, End of Period $13.17 $13.09 $12.19 $10.93 $11.76
Total Return(c) 5.68% 19.92% 12.38% (2.69)% 24.78%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.49)% (0.43)% (0.72)% (0.90)% (0.64)%
Gross Expenses(d) 2.69% 3.00% 3.41% 2.95% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $4,223 $2,744 $1,474 $909 $2,702
Portfolio Turnover(e) 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Investors Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $16.90 $15.29 $13.61 $14.41 $13.24
Investment Activities:
Net investment income (loss)(a) 0.09 0.11 0.04 0.04 0.06
Net realized and unrealized gains (losses) 1.05 3.19 1.79 (0.28) 3.36
Total from Investment Activities 1.14 3.30 1.83 (0.24) 3.42
Distributions to Shareholders from:
Net investment income (0.12) (0.10) (0.07) (0.04) (0.04)
Net realized gains (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions (0.78) (1.69) (0.15) (0.56) (2.25)
Net Asset Value, End of Period $17.26 $16.90 $15.29 $13.61 $14.41
Total Return(b) 6.71% 21.25% 13.52% (1.73)% 26.07%
Ratios to Average Net Assets:
Net Expenses(c) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss) 0.52% 0.60% 0.30% 0.30% 0.40%
Gross Expenses(c) 1.34% 1.40% 1.38% 1.36% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $59,839 $40,515 $19,261 $28,143 $12,577
Portfolio Turnover(d) 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $30.83 $27.03 $30.30 $22.62 $12.36
Investment Activities:
Net investment income (loss)(a) 0.15 0.25 0.42 0.25 (0.04)
Net realized and unrealized gains (losses) 21.19 4.06 (3.05) 7.67 10.30
Total from Investment Activities 21.34 4.31 (2.63) 7.92 10.26
Distributions to Shareholders from:
Net investment income (2.19) (0.51) (0.64) (0.24) —
Total Distributions (2.19) (0.51) (0.64) (0.24) —
Net Asset Value, End of Period $49.98 $30.83 $27.03 $30.30 $22.62
Total Return(b) 69.60% 16.03% (8.68)% 35.01% 83.01%
Ratios to Average Net Assets:
Net Expenses(c) 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss) 0.41% 0.84% 1.34% 0.88% (0.21)%
Gross Expenses(c) 1.51% 1.54% 1.55% 1.53% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $92,596 $57,922 $62,033 $91,521 $78,317
Portfolio Turnover(d) 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $27.10 $23.87 $26.76 $19.98 $11.00
Investment Activities:
Net investment income (loss)(a) (0.13)(b) 0.01 0.15 0.01 (0.17)
Net realized and unrealized gains (losses) 18.53 3.57 (2.67) 6.77 9.15
Total from Investment Activities 18.40 3.58 (2.52) 6.78 8.98
Distributions to Shareholders from:
Net investment income (1.96) (0.35) (0.37) —(c) —
Total Distributions (1.96) (0.35) (0.37) —(c) —
Net Asset Value, End of Period $43.54 $27.10 $23.87 $26.76 $19.98
Total Return(d) 68.27% 15.08% (9.42)% 33.94% 81.64%
Ratios to Average Net Assets:
Net Expenses(e) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) (0.39)% 0.05% 0.54% 0.03% (1.02)%
Gross Expenses(e) 2.99% 3.36% 2.77% 2.64% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $2,560 $1,536 $1,355 $2,396 $3,240
Portfolio Turnover(f) 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $32.26 $28.26 $31.68 $23.64 $12.88
Investment Activities:
Net investment income (loss)(a) 0.29 0.36 0.54 0.38 0.02
Net realized and unrealized gains (losses) 22.21 4.25 (3.20) 8.00 10.75
Total from Investment Activities 22.50 4.61 (2.66) 8.38 10.77
Distributions to Shareholders from:
Net investment income (2.30) (0.61) (0.76) (0.34) (0.01)
Total Distributions (2.30) (0.61) (0.76) (0.34) (0.01)
Net Asset Value, End of Period $52.46 $32.26 $28.26 $31.68 $23.64
Total Return(b) 70.14% 16.38% (8.37)% 35.46% 83.62%
Ratios to Average Net Assets:
Net Expenses(c) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss) 0.74% 1.17% 1.66% 1.24% 0.10%
Gross Expenses(c) 1.19% 1.21% 1.21% 1.19% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $373,416 $262,203 $234,761 $314,108 $210,586
Portfolio Turnover(d) 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
40
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6, Y, and Member Class
Victory RS Value Fund* RS Value Fund A, C, and Y
Victory RS Large Cap Alpha Fund* RS Large Cap Alpha Fund A, C, and Y
Victory RS Investors Fund* RS Investors Fund A, C, and Y
Victory Global Energy Transition Fund* Global Energy Transition Fund A, C, and Y

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
41
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
As of December 31, 2025, there were no significant Level 3 holdings for RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and
RS Investors Fund.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................................... $ 557,204 $ — $ — $ 557,204
Preferred Stocks ............................................... — — 587 587
Collateral for Securities Loaned ................................... 4,442 — — 4,442
Total ....................................................... $ 561,646 $ — $ 587 $ 562,233
RS Value Fund
Common Stocks ............................................... 242,431 — — 242,431
Collateral for Securities Loaned ................................... 2,994 — — 2,994
Total ....................................................... $ 245,425 $ — $ — $ 245,425
RS Large Cap Alpha Fund
Common Stocks ............................................... 532,164 — — 532,164
Total ....................................................... $ 532,164 $ — $ — $ 532,164
RS Investors Fund
Common Stocks ............................................... 78,578 — — 78,578
Total ....................................................... $ 78,578 $ — $ — $ 78,578
Global Energy Transition Fund
Common Stocks ............................................... 346,344 86,240 — 432,584
Warrants .................................................... — — 16,415 16,415
Collateral for Securities Loaned ................................... 5,619 — — 5,619
Total ....................................................... $ 351,963 $ 86,240 $ 16,415 $ 454,618
Global Energy Transition Fund
Balance as of December 31, 2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $—
Accrued discount (premium) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Realized Gain (Loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Change in Unrealized Appreciation/Depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,415
Sales Proceeds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Transfers into Level 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Transfers out of Level 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Balance as of December 31, 2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $16,415

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
42
(a) Significant increases (decreases) in the liquidity discount would result in a lower (higher) fair value measurement.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPAC”):
The Funds may invest in stock, warrants and other securities of SPACs. A SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2025, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR
VALUE MEASUREMENTS
Assets
Fair Value at
December 31,
2025
Valuation
Technique
Significant
Unobservable
Input(s) Input Value
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $16,415
Black-Scholes
(adjusted)
Liquidity
Discount(a) 15%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
43
of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 4,359 $ — $ 4,442
RS Value Fund ................................................... 2,926 — 2,994
Global Energy Transition Fund ....................................... 5,126 — 5,619

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
44
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary
Excluding U.S. Government
Securities
Purchases Sales
RS Partners Fund .......................................................................... $ 369,788 $ 346,132
RS Value Fund ............................................................................ 126,827 159,354
RS Large Cap Alpha Fund ................................................................... 225,028 272,003
RS Investors Fund ......................................................................... 85,920 71,858
Global Energy Transition Fund ................................................................ 174,067 233,806
Fee Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
45
to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended December 31, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
RS Partners Fund ..................................................................................... $ 2
RS Value Fund ....................................................................................... 1
RS Large Cap Alpha Fund .............................................................................. 7
RS Investors Fund .................................................................................... 2
Global Energy Transition Fund ........................................................................... 2

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
46
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the year ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
*     Rounds to less than $1 thousand.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until April 30, 2026
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% N/A 1.69% 0.89% 0.94% 1.13%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% N/A N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% N/A N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% N/A N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% N/A N/A 1.15% N/A
Amount
RS Partners Fund ..................................................................................... $ 44
RS Value Fund ....................................................................................... 4
RS Large Cap Alpha Fund .............................................................................. 4
Global Energy Transition Fund ........................................................................... —*
December 31, 2026 December 31, 2027 December 31, 2028 Total
RS Partners Fund ......................................... $ 345 $ 358 $ 362 $ 1,065
RS Value Fund ........................................... 86 79 67 232
RS Large Cap Alpha Fund .................................. 174 135 88 397
RS Investors Fund ........................................ 140 180 242 562
Global Energy Transition Fund ............................... 267 210 162 639

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
47
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited Portfolio Holdings Risk —To the extent the Fund(s) invest assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund's (or Funds')' value more than if the Fund(s) invested in a larger number of issuers.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector, materials sector, or energy sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
48
Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, ex-
change rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes, or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such compa-
nies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environ-
mental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended December 31, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
49
redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of December 31, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and partnership basis adjustments.
As of December 31, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Total
Accumulated
Earnings
(Loss) Capital
RS Partners Fund ........................................................................... $ (1,999) $ 1,999
RS Value Fund ............................................................................. (1,034) 1,034
RS Large Cap Alpha Fund .................................................................... (3,906) 3,906
Global Energy Transition Fund ................................................................. 2 (2)
Year Ended December 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
RS Partners Fund .......................................................... $ 3,435 $ 25,515 $ 28,950
RS Value Fund ............................................................ 3,436 17,185 20,621
RS Large Cap Alpha Fund ................................................... 6,455 49,496 55,951
RS Investors Fund ......................................................... 706 2,879 3,585
Global Energy Transition Fund ................................................ 19,940 — 19,940
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Partners Fund .............................................................. $ 6,421 $ 23,394 $ 29,815
RS Value Fund ................................................................ 1,35 2 23,74 3 25,09 5
RS Large Cap Alpha Fund ....................................................... 10,902 59,292 70,194
RS Investors Fund ............................................................. 341 5,389 5,731
Global Energy Transition Fund .................................................... 5,940 — 5,940
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
RS Partners Fund ..... $ — $ 5,219 $ 5,219 $ — $ — $ — $ 96,058 $ 101,277
RS Value Fund ....... 38 4,091 4,129 — — — 42,470 46,599
RS Large Cap Alpha Fund 6,181 13,386 19,567 — — — 148,953 168,520
RS Investors Fund .... — 1,255 1,255 — — (2) 12,535 13,788
Global Energy Transition
Fund ............ 19,085 — 19,085 (1) (1,681,382) — 150,312 (1,511,986)
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,681,382) $ (1,681,382)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
50
During the tax year ended December 31, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of December 31, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025 were determined to not be significant.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the year ended December 31, 2025, were as follows (amounts in thousands, except shares):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Amount
Global Energy Transition Fund ........................................................................... $ (44,267)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Partners Fund .................................... $ 466,175 $ 120,287 $ (24,229) $ 96,058
RS Value Fund ...................................... 202,955 52,181 (9,711) 42,470
RS Large Cap Alpha Fund ............................. 383,211 153,627 (4,674) 148,953
RS Investors Fund ................................... 66,043 14,206 (1,671) 12,535
Global Energy Transition Fund .......................... 304,306 190,099 (39,787) 150,312
Fair Value
12/31/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Global Energy Transition
Fund
Compass Minerals
International, Inc. ....... $ 33,430 $ 9,721 $ (13,100) $ 213 $ 30,368 $ 60,632 3,087,169 $ — $ —

51
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Partners
Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, and Victory Global Energy Transition Fund
(the “Funds”), each a series of Victory Portfolios, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and issuers; when replies were not received from brokers or issuers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 20, 2026

Supplemental Information
December 31, 2025
Victory Portfolios
52
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2025, were as follows:
Percent
RS Partners Fund ................................................................................... 100%
RS Value Fund ..................................................................................... 100%
RS Large Cap Alpha Fund ............................................................................ 68%
RS Investors Fund .................................................................................. 94%
Global Energy Transition Fund ......................................................................... 2%
Amount
RS Value Fund ..................................................................................... $ 1,592
RS Large Cap Alpha Fund ............................................................................ 1,416
RS Investors Fund .................................................................................. 364
Amount
RS Partners Fund ................................................................................... $ 27,514
RS Value Fund ..................................................................................... 18,219
RS Large Cap Alpha Fund ............................................................................ 53,471
RS Investors Fund .................................................................................. 2,879
Foreign Source Income Foreign Tax Expense
Global Energy Transition Fund ................................................. $ 0.35 $ 0.06

Victory Portfolios
53
(Unaudited)
Supplemental Information — continued
December 31, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
The Board approved the investment advisory agreements with the Adviser, on behalf of each applicable Fund (the “Advisory Agreements”), and the sub-advisory agreement between SailingStone Capital Partners LLC (the “Sub-Adviser”) and the Adviser, on behalf of the Victory Global
Energy Transition Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”), at a meeting, which was called for that purpose, on December 4, 2025. The Board also considered information relating to the Funds and the Agreements provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreements, the Board requested from the Adviser and Sub-Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreements. In response to the request from the Independent Trustees, the Adviser and the Sub-Adviser provided information and reports relevant to the continuation of the Agreements. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent
Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreements should be continued. The Board reviewed numerous factors with respect to each Fund, including the services to be provided by the Sub-Adviser for the Victory Global Energy Transition Fund. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
In considering whether the compensation paid to the Sub-Adviser for the Victory Global Energy Transition Fund was fair and reasonable, the
Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The fees payable for the services;
Representations by the Adviser that the sub-advisory fee for the Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Fund;
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Sub-Adviser.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
54
(Unaudited)
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
With respect to the Victory Global Energy Transition Fund, the Board also considered information concerning the fee paid to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered the relative roles and responsibilities of the Adviser and Sub-Adviser with respect to the Fund and noted that, among other things: (1) the sub-advisory fees for the Fund are paid by the Adviser and, therefore, are not a direct expense of the Fund; and (2) the Adviser supervises the Sub-Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board recognized that because the sub-advisory fees are paid by the Adviser, any arrangement by the Sub-Adviser to either increase or reduce its fee would have no direct impact on the Fund or its shareholders.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
55
(Unaudited)
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Advisory Agreements.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory RS Partners Fund
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Adviser reduced the Fund’s management fee in June 2023.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory RS Value Fund
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the
Fund underperformed the benchmark index for the one-, three- and ten-year periods, matched the benchmark index for the five-year period, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory RS Large Cap Alpha Fund
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index and the peer group median for the three-, five, and ten-year periods, and underperformed against the benchmark index and peer group median for the one-year period.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
56
(Unaudited)
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory RS Investors Fund
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the five- and ten-year periods, underperformed the benchmark index for the one- and three-year periods, outperformed the peer group median for the five-year period, matched the peer group median for the three-year period, and underperformed the peer group median for the one and ten-year periods.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Global Energy Transition Fund
Performance . The Board noted that effective May 1, 2021, the Fund changed its principal investment strategy and name. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the
Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index and peer group for the one-, three-, and five-year periods, and underperformed the benchmark and peer group median for the ten-year period.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreements continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;

Supplemental Information — continued
December 31, 2025
Victory Portfolios
57
(Unaudited)
The Adviser’s oversight of the Sub-Adviser; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Based on its review of the information requested and provided, and following extended discussions, the Board concluded, among other things, that the Sub-Advisory Agreement, with respect to the Victory Global Energy Transition Fund, was consistent with the best interests of the Fund and its shareholders and unanimously approved the Sub-Advisory Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with the
Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser under the Sub-Advisory Agreement;
The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser, which have resulted in the Fund achieving its stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Fund; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-AR (12/25)

December 31, 2025
Annual: Full Financials
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Small Cap Growth Fund
3
Victory RS Select Growth Fund
6
Victory RS Mid Cap Growth Fund
8
Victory RS Growth Fund
11
Victory RS Science and Technology Fund
13
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
15
Statements of Operations
17
Statements of Changes in Net Assets
19
Financial Highlights
25
Notes to Financial Statements (Form N-CSR Item 7) 44
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 54
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
55
Advisory Contract Approval (Form N-CSR Item 11)
56

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Small Cap Growth Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Biotechnology (13.5%):
AnaptysBio, Inc. (a) ..................................................... 32,850 $ 1,593
Apogee Therapeutics, Inc. (a) ............................................... 51,650 3,899
Arcellx, Inc. (a) ........................................................ 25,130 1,638
Ascendis Pharma A/S , ADR (a) ............................................. 26,170 5,581
Bridgebio Pharma, Inc. (a) ................................................. 87,540 6,696
Disc Medicine, Inc. , Class A (a) ............................................. 39,940 3,172
Halozyme Therapeutics, Inc. (a) ............................................. 52,420 3,528
Ideaya Biosciences, Inc. (a) ................................................ 97,840 3,382
Krystal Biotech, Inc. (a) ................................................... 17,820 4,393
Kymera Therapeutics, Inc. (a) .............................................. 34,580 2,691
ORIC Pharmaceuticals, Inc. (a) ............................................. 200,540 1,640
Revolution Medicines, Inc. (a) .............................................. 59,060 4,704
Spyre Therapeutics, Inc. (a) (b) .............................................. 89,228 2,923
Vericel Corp. (a) ........................................................ 34,550 1,244
Viridian Therapeutics, Inc. (a) .............................................. 131,410 4,089
51,173
Consumer Discretionary (10.5%):
Champion Homes, Inc. (a) ................................................. 28,880 2,440
Dutch Bros, Inc. , Class A (a) ............................................... 58,130 3,559
Five Below, Inc. (a) ...................................................... 19,920 3,752
Genius Sports Ltd. (a) .................................................... 292,420 3,223
Kontoor Brands, Inc. .................................................... 33,520 2,048
Modine Manufacturing Co. (a) .............................................. 24,770 3,307
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 32,810 3,596
OneSpaWorld Holdings Ltd. ............................................... 209,760 4,350
Planet Fitness, Inc. , Class A (a) ............................................. 36,120 3,918
The Gap, Inc. .......................................................... 97,230 2,489
Universal Technical Institute, Inc. (a) ......................................... 24,917 651
Warby Parker, Inc. , Class A (a) .............................................. 171,260 3,732
Wingstop, Inc. ......................................................... 11,400 2,719
39,784
Consumer Staples (1.2%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 78,469 1,965
The Vita Coco Co., Inc. (a) ................................................ 45,610 2,418
4,383
Electronic Equipment, Instruments & Components (5.8%):
Badger Meter, Inc. ...................................................... 8,370 1,460
Fabrinet (a) ............................................................ 20,870 9,501
Itron, Inc. (a) .......................................................... 13,480 1,252
Mirion Technologies, Inc. , Class A (a) ........................................ 226,172 5,297
Novanta, Inc. (a) ........................................................ 37,130 4,418
21,928
Energy (2.3%):
Archrock, Inc. ......................................................... 146,550 3,813
Permian Resources Corp. , Class A ........................................... 195,940 2,749
Tidewater, Inc. (a) ....................................................... 40,260 2,034
8,596
Financials (9.9%):
Euronet Worldwide, Inc. (a) ................................................ 29,520 2,247
FirstCash Holdings, Inc. .................................................. 37,750 6,017
LendingTree, Inc. (a) ..................................................... 60,300 3,201
Palomar Holdings, Inc. (a) ................................................. 28,300 3,814
Payoneer Global, Inc. (a) .................................................. 641,600 3,606
Piper Sandler Cos. ...................................................... 5,550 1,885
TWFG, Inc. , Class A (a) .................................................. 80,340 2,311
UMB Financial Corp. .................................................... 35,410 4,073
Wintrust Financial Corp. .................................................. 45,300 6,334

Victory Portfolios
Victory RS Small Cap Growth Fund
4
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
WisdomTree, Inc. (b) ..................................................... 328,600 $ 4,006
37,494
Health Care Equipment & Supplies (3.6%):
AtriCure, Inc. (a) ....................................................... 19,330 765
Glaukos Corp. (a) ....................................................... 46,910 5,297
iRhythm Technologies, Inc. (a) .............................................. 19,700 3,495
PROCEPT BioRobotics Corp. (a) (b) .......................................... 33,540 1,055
SI-BONE, Inc. (a) ....................................................... 161,340 3,182
13,794
Health Care Providers & Services (5.7%):
Brookdale Senior Living, Inc. (a) ............................................ 129,100 1,393
GeneDx Holdings Corp. , Class A (a) .......................................... 16,830 2,189
Guardant Health, Inc. (a) .................................................. 79,810 8,151
HealthEquity, Inc. (a) .................................................... 32,910 3,015
Hims & Hers Health, Inc. (a) (b) ............................................. 26,730 868
Hinge Health, Inc. , Class A (a) .............................................. 78,123 3,629
RadNet, Inc. (a) ........................................................ 34,730 2,478
21,723
Health Care Technology (1.4%):
Phreesia, Inc. (a) ........................................................ 130,630 2,210
Waystar Holding Corp. (a) ................................................. 100,041 3,277
5,487
Industrials (20.8%):
AeroVironment, Inc. (a) ................................................... 5,910 1,429
Applied Industrial Technologies, Inc. ......................................... 24,330 6,247
Argan, Inc. ........................................................... 14,270 4,471
Bloom Energy Corp. , Class A (a) ............................................ 51,060 4,437
Casella Waste Systems, Inc. , Class A (a) ....................................... 65,140 6,380
ESCO Technologies, Inc. ................................................. 33,840 6,612
FTAI Aviation Ltd. ...................................................... 8,970 1,766
Karman Holdings, Inc. (a) (b) ............................................... 38,470 2,815
Korn Ferry ........................................................... 45,910 3,031
Kratos Defense & Security Solutions, Inc. (a) ................................... 61,780 4,690
Mercury Systems, Inc. (a) ................................................. 118,470 8,649
Mueller Water Products, Inc. , Class A ........................................ 214,890 5,119
Nextpower, Inc. , Class A (a) ................................................ 87,060 7,584
Primoris Services Corp. .................................................. 32,230 4,001
SPX Technologies, Inc. (a) ................................................. 28,630 5,728
Tecnoglass, Inc. (b) ...................................................... 39,410 1,983
Watts Water Technologies, Inc. , Class A ....................................... 7,860 2,169
Zurn Elkay Water Solutions Corp. ........................................... 38,270 1,779
78,890
Life Sciences Tools & Services (1.3%):
Adaptive Biotechnologies Corp. (a) .......................................... 304,610 4,947
Materials (2.3%):
Avient Corp. .......................................................... 79,600 2,487
Balchem Corp. ......................................................... 32,980 5,058
Titan America SA (a) (b) .................................................. 68,114 1,122
8,667
Pharmaceuticals (0.7%):
Crinetics Pharmaceuticals, Inc. (a) ........................................... 55,950 2,605
Real Estate (0.3%):
National Storage Affiliates Trust ............................................ 46,240 1,304
Semiconductors & Semiconductor Equipment (5.7%):
Credo Technology Group Holding Ltd. (a) ..................................... 44,100 6,346
Impinj, Inc. (a) (b) ....................................................... 19,540 3,400
MACOM Technology Solutions Holdings, Inc. (a) ................................ 35,833 6,137

Victory Portfolios
Victory RS Small Cap Growth Fund
5
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Semtech Corp. (a) ....................................................... 79,320 $ 5,845
21,728
Software (13.3%):
ACI Worldwide, Inc. (a) .................................................. 96,260 4,602
AvePoint, Inc. (a) ....................................................... 116,960 1,625
Bitdeer Technologies Group , Class A (a) (b) ..................................... 189,500 2,124
Box, Inc. , Class A (a) .................................................... 87,600 2,620
Braze, Inc. , Class A (a) ................................................... 100,740 3,454
Clearwater Analytics Holdings, Inc. , Class A (a) (b) ............................... 153,470 3,702
Commvault Systems, Inc. (a) ............................................... 28,840 3,615
Exzeo Group, Inc. (a) .................................................... 121,248 2,940
Freshworks, Inc. , Class A (a) ............................................... 215,560 2,641
Gitlab, Inc. , Class A (a) ................................................... 26,160 982
JFrog Ltd. (a) .......................................................... 57,751 3,607
Klaviyo, Inc. , Class A (a) .................................................. 138,340 4,492
Life360, Inc. (a) (b) ...................................................... 40,840 2,620
Q2 Holdings, Inc. (a) ..................................................... 63,220 4,562
ServiceTitan, Inc. , Class A (a) .............................................. 38,360 4,085
Varonis Systems, Inc. , Class B (a) ........................................... 92,360 3,030
50,701
Technology Hardware, Storage & Peripherals (1.4%):
IonQ, Inc. (a) (b) ........................................................ 120,810 5,421
Total Common Stocks (Cost $301,074)
a
a
a
378,625
Collateral for Securities Loaned (6.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 5,784,345 5,785
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 5,784,345 5,784
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 5,784,345 5,784
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 5,784,345 5,784
Total Collateral for Securities Loaned (Cost $23,137)
a
a
a
23,137
Total Investments (Cost $324,211) — 105.8% 401,762
Liabilities in excess of other assets —  (5.8)% (22,023)
NET ASSETS - 100.00% $ 379,739
At December 31, 2025, the Fund's investments in foreign securities were 6.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Select Growth Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (1.5%):
Reddit, Inc. , Class A (a) ................................................... 5,250 $ 1,207
Consumer Discretionary (12.8%):
Burlington Stores, Inc. (a) ................................................. 5,530 1,598
Champion Homes, Inc. (a) ................................................. 11,530 974
Dutch Bros, Inc. , Class A (a) ............................................... 26,090 1,597
Five Below, Inc. (a) ...................................................... 7,190 1,354
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 11,220 1,230
Planet Fitness, Inc. , Class A (a) ............................................. 15,790 1,713
The Gap, Inc. .......................................................... 36,340 930
Wingstop, Inc. (b) ....................................................... 4,730 1,128
10,524
Consumer Staples (1.1%):
The Vita Coco Co., Inc. (a) ................................................ 16,520 876
Electronic Equipment, Instruments & Components (6.9%):
Coherent Corp. (a) ...................................................... 7,870 1,453
Fabrinet (a) ............................................................ 5,360 2,440
Mirion Technologies, Inc. , Class A (a) ........................................ 51,131 1,198
Novanta, Inc. (a) ........................................................ 4,910 584
5,675
Energy (1.3%):
Permian Resources Corp. , Class A ........................................... 73,660 1,033
Financials (10.1%):
Euronet Worldwide, Inc. (a) ................................................ 10,650 811
FirstCash Holdings, Inc. .................................................. 11,876 1,893
Kinsale Capital Group, Inc. ................................................ 1,960 767
Payoneer Global, Inc. (a) .................................................. 208,190 1,170
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 7,820 492
Wintrust Financial Corp. .................................................. 13,540 1,893
WisdomTree, Inc. (b) ..................................................... 99,460 1,212
8,238
Health Care (24.2%):
Ascendis Pharma A/S , ADR (a) ............................................. 6,970 1,486
Bridgebio Pharma, Inc. (a) ................................................. 20,850 1,595
Glaukos Corp. (a) ....................................................... 13,170 1,487
Guardant Health, Inc. (a) .................................................. 23,540 2,404
Halozyme Therapeutics, Inc. (a) ............................................. 23,950 1,612
HealthEquity, Inc. (a) .................................................... 9,180 841
Hinge Health, Inc. , Class A (a) .............................................. 22,584 1,049
Insmed, Inc. (a) ......................................................... 17,930 3,121
Ionis Pharmaceuticals, Inc. (a) .............................................. 11,530 912
Natera, Inc. (a) ......................................................... 6,310 1,446
Neurocrine Biosciences, Inc. (a) ............................................. 5,950 844
Penumbra, Inc. (a) ....................................................... 3,680 1,144
Vericel Corp. (a) ........................................................ 12,120 436
Waystar Holding Corp. (a) ................................................. 44,091 1,444
19,821
Industrials (21.3%):
Applied Industrial Technologies, Inc. ......................................... 6,650 1,708
Argan, Inc. ........................................................... 3,960 1,241
Clean Harbors, Inc. (a) ................................................... 4,710 1,104
Comfort Systems USA, Inc. ............................................... 1,410 1,316
ESCO Technologies, Inc. ................................................. 7,070 1,381
FTAI Aviation Ltd. ...................................................... 8,750 1,723
Kratos Defense & Security Solutions, Inc. (a) ................................... 12,050 915
Mercury Systems, Inc. (a) ................................................. 23,730 1,733
Mueller Water Products, Inc. , Class A ........................................ 48,500 1,155
Nextpower, Inc. , Class A (a) ................................................ 16,880 1,470
Primoris Services Corp. .................................................. 7,910 982

Victory Portfolios
Victory RS Select Growth Fund
7
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rocket Lab Corp. (a) ..................................................... 7,660 $ 534
Tecnoglass, Inc. (b) ...................................................... 7,945 400
Woodward, Inc. ........................................................ 5,770 1,744
17,406
Materials (2.1%):
Avient Corp. .......................................................... 20,000 625
Balchem Corp. ......................................................... 6,920 1,061
1,686
Semiconductors & Semiconductor Equipment (4.5%):
Credo Technology Group Holding Ltd. (a) ..................................... 8,410 1,210
MACOM Technology Solutions Holdings, Inc. (a) ................................ 8,790 1,505
Semtech Corp. (a) ....................................................... 13,690 1,009
3,724
Software (14.1%):
Appfolio, Inc. , Class A (a) ................................................. 3,640 847
Check Point Software Technologies Ltd. (a) .................................... 11,560 2,145
CyberArk Software Ltd. (a) ................................................ 3,460 1,543
Dynatrace, Inc. (a) ...................................................... 24,780 1,074
Life360, Inc. (a) (b) ...................................................... 11,140 714
Procore Technologies, Inc. (a) .............................................. 22,280 1,621
PTC, Inc. (a) ........................................................... 6,100 1,063
Q2 Holdings, Inc. (a) ..................................................... 22,320 1,611
Trimble, Inc. (a) ........................................................ 12,400 971
11,589
Total Common Stocks (Cost $62,090)
a
a
a
81,779
Collateral for Securities Loaned (4.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 941,203 942
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 941,203 941
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 941,203 941
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 941,203 941
Total Collateral for Securities Loaned (Cost $3,765)
a
a
a
3,765
Total Investments (Cost $65,855) — 104.5% 85,544
Liabilities in excess of other assets —  (4.5)% (3,652)
NET ASSETS - 100.00% $ 81,892
At December 31, 2025, the Fund's investments in foreign securities were 9.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Mid Cap Growth Fund
8
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (5.4%):
Pinterest, Inc. , Class A (a) ................................................. 22,300 $ 577
Reddit, Inc. , Class A (a) ................................................... 4,620 1,062
ROBLOX Corp. , Class A (a) ............................................... 11,280 914
Take-Two Interactive Software, Inc. (a) ........................................ 3,960 1,014
The Trade Desk, Inc. , Class A (a) ............................................ 2,620 100
3,667
Consumer Discretionary (19.5%):
Burlington Stores, Inc. (a) ................................................. 5,070 1,464
Carvana Co. , Class A (a) .................................................. 4,220 1,781
Champion Homes, Inc. (a) ................................................. 4,130 349
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 5,990 222
Dutch Bros, Inc. , Class A (a) ............................................... 15,610 956
Five Below, Inc. (a) ...................................................... 3,530 665
Flutter Entertainment PLC , Class DI (a) ....................................... 3,150 677
Hilton Worldwide Holdings, Inc. ............................................ 5,660 1,626
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 9,160 1,004
Planet Fitness, Inc. , Class A (a) ............................................. 10,360 1,124
Royal Caribbean Cruises Ltd. .............................................. 5,580 1,556
Ulta Beauty, Inc. (a) ..................................................... 1,660 1,004
Universal Technical Institute, Inc. (a) ......................................... 10,480 274
Wingstop, Inc. ......................................................... 2,320 553
13,255
Consumer Staples (2.5%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 5,170 466
Celsius Holdings, Inc. (a) (b) ............................................... 13,060 597
Maplebear, Inc. (a) ...................................................... 14,140 636
1,699
Energy (2.3%):
Cheniere Energy, Inc. .................................................... 4,080 793
Diamondback Energy, Inc. ................................................ 1,910 287
Permian Resources Corp. , Class A ........................................... 31,620 444
1,524
Financials (12.1%):
Affirm Holdings, Inc. , Class A (a) ............................................ 9,660 719
Ameriprise Financial, Inc. ................................................. 1,470 721
FirstCash Holdings, Inc. .................................................. 6,400 1,020
Huntington Bancshares, Inc. ............................................... 35,680 619
Kinsale Capital Group, Inc. ................................................ 870 340
LPL Financial Holdings, Inc. ............................................... 2,670 954
MSCI, Inc. , Class A ..................................................... 1,160 666
Robinhood Markets, Inc. , Class A (a) ......................................... 3,410 386
Ryan Specialty Holdings, Inc. , Class A ........................................ 7,640 394
Toast, Inc. , Class A (a) .................................................... 13,520 480
Tradeweb Markets, Inc. , Class A ............................................ 5,230 562
Wintrust Financial Corp. .................................................. 4,440 621
WisdomTree, Inc. (b) ..................................................... 58,010 707
8,189
Health Care (15.7%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,490 990
Ascendis Pharma A/S , ADR (a) ............................................. 2,710 578
Cencora, Inc. .......................................................... 3,920 1,324
Dexcom, Inc. (a) ........................................................ 8,970 595
HealthEquity, Inc. (a) .................................................... 5,920 542
IDEXX Laboratories, Inc. (a) ............................................... 1,240 839
Insmed, Inc. (a) ......................................................... 7,790 1,356
Insulet Corp. (a) ........................................................ 2,710 770
Ionis Pharmaceuticals, Inc. (a) .............................................. 4,400 348
Masimo Corp. (a) ....................................................... 2,450 319
Natera, Inc. (a) ......................................................... 5,260 1,205

Victory Portfolios
Victory RS Mid Cap Growth Fund
9
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Penumbra, Inc. (a) ....................................................... 2,050 $ 637
Veeva Systems, Inc. , Class A (a) ............................................. 2,300 514
Waystar Holding Corp. (a) ................................................. 19,762 647
10,664
Industrials (22.2%):
Applied Industrial Technologies, Inc. ......................................... 2,650 681
Argan, Inc. ........................................................... 1,580 495
Axon Enterprise, Inc. (a) .................................................. 2,190 1,244
Builders FirstSource, Inc. (a) ............................................... 2,420 249
BWX Technologies, Inc. .................................................. 3,160 546
Clean Harbors, Inc. (a) ................................................... 2,060 483
Comfort Systems USA, Inc. ............................................... 1,000 933
Curtiss-Wright Corp. .................................................... 710 391
FTAI Aviation Ltd. ...................................................... 4,600 906
HEICO Corp. , Class A ................................................... 3,020 762
Howmet Aerospace, Inc. .................................................. 7,940 1,628
Mercury Systems, Inc. (a) ................................................. 14,150 1,033
Mueller Water Products, Inc. , Class A ........................................ 26,280 626
Quanta Services, Inc. .................................................... 1,780 751
Rocket Lab Corp. (a) ..................................................... 3,890 271
Rockwell Automation, Inc. ................................................ 2,290 891
Verisk Analytics, Inc. , Class A .............................................. 2,110 472
Vertiv Holdings Co. , Class A ............................................... 9,530 1,544
Woodward, Inc. ........................................................ 3,940 1,191
15,097
Information Technology (17.3%):
AppLovin Corp. , Class A (a) ............................................... 1,400 943
Cloudflare, Inc. , Class A (a) ................................................ 8,460 1,668
Coherent Corp. (a) ...................................................... 5,630 1,039
CyberArk Software Ltd. (a) ................................................ 870 388
Datadog, Inc. , Class A (a) ................................................. 7,190 978
Dynatrace, Inc. (a) ...................................................... 14,300 620
Fair Isaac Corp. (a) ...................................................... 480 811
HubSpot, Inc. (a) ....................................................... 1,970 791
MACOM Technology Solutions Holdings, Inc. (a) ................................ 5,130 879
Monolithic Power Systems, Inc. ............................................ 1,760 1,595
Novanta, Inc. (a) ........................................................ 5,790 689
Trimble, Inc. (a) ........................................................ 10,230 802
Zscaler, Inc. (a) ......................................................... 2,460 553
11,756
Utilities (1.7%):
Constellation Energy Corp. ................................................ 1,920 678
Vistra Corp. ........................................................... 2,850 460
1,138
Total Common Stocks (Cost $51,376)
a
a
a
66,989
Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (c) ........ 338,203 339
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (c) ............ 338,203 338
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 338,203 338
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (c) . 338,203 338
Total Collateral for Securities Loaned (Cost $1,353)
a
a
a
1,353
Total Investments (Cost $52,729) — 100.7% 68,342
Liabilities in excess of other assets —  (0.7)% (468)
NET ASSETS - 100.00% $ 67,874
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2025.

Victory Portfolios
Victory RS Mid Cap Growth Fund
10
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Growth Fund
11
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (11.9%):
Alphabet, Inc., Class C ................................................... 71,690 $ 22,496
Meta Platforms, Inc., Class A .............................................. 25,710 16,971
Netflix, Inc.(a) ......................................................... 59,380 5,568
45,035
Communications Equipment (1.3%):
Arista Networks, Inc.(a) .................................................. 36,070 4,726
Consumer Discretionary (13.0%):
Amazon.com, Inc.(a) .................................................... 82,290 18,994
Burlington Stores, Inc.(a) ................................................. 21,690 6,265
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 30,180 1,117
Hilton Worldwide Holdings, Inc. ............................................ 7,960 2,286
Royal Caribbean Cruises Ltd. .............................................. 6,330 1,766
Tesla, Inc.(a) .......................................................... 29,710 13,361
Ulta Beauty, Inc.(a) ..................................................... 8,950 5,415
49,204
Consumer Staples (0.7%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 30,170 2,716
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 8,650 1,300
Financials (6.6%):
Huntington Bancshares, Inc. ............................................... 212,430 3,686
LPL Financial Holdings, Inc. ............................................... 8,140 2,907
The Progressive Corp. ................................................... 10,590 2,412
Tradeweb Markets, Inc., Class A ............................................ 29,060 3,125
Visa, Inc., Class A ...................................................... 36,477 12,793
24,923
Health Care (9.1%):
Argenx SE, ADR(a) ..................................................... 3,790 3,187
Cencora, Inc. .......................................................... 2,940 993
Dexcom, Inc.(a) ........................................................ 20,720 1,375
Eli Lilly & Co. ......................................................... 14,880 15,991
Insmed, Inc.(a) ......................................................... 25,320 4,407
Intuitive Surgical, Inc.(a) ................................................. 6,760 3,829
Natera, Inc.(a) ......................................................... 19,840 4,545
34,327
Industrials (5.9%):
Builders FirstSource, Inc.(a) ............................................... 12,000 1,235
BWX Technologies, Inc. .................................................. 13,410 2,318
Clean Harbors, Inc.(a) ................................................... 11,090 2,600
GE Vernova, Inc. ....................................................... 3,220 2,104
HEICO Corp., Class A ................................................... 11,640 2,938
Howmet Aerospace, Inc. .................................................. 15,940 3,268
Quanta Services, Inc. .................................................... 6,910 2,916
Uber Technologies, Inc.(a) ................................................ 36,220 2,960
Woodward, Inc. ........................................................ 6,300 1,905
22,244
IT Services (0.6%):
Snowflake, Inc., Class A(a) ................................................ 10,820 2,373
Semiconductors & Semiconductor Equipment (21.4%):
Broadcom, Inc. ........................................................ 39,200 13,567
Lam Research Corp. ..................................................... 38,530 6,596
Monolithic Power Systems, Inc. ............................................ 5,620 5,094
NVIDIA Corp. ......................................................... 281,800 52,556
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 10,770 3,273
81,086

Victory Portfolios
Victory RS Growth Fund
12
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Software (18.4%):
AppLovin Corp., Class A(a) ............................................... 7,720 $ 5,202
Autodesk, Inc.(a) ....................................................... 9,710 2,874
Intuit, Inc. ............................................................ 3,890 2,577
Microsoft Corp. ........................................................ 83,630 40,445
Oracle Corp. .......................................................... 29,370 5,725
Palantir Technologies, Inc., Class A(a) ........................................ 10,100 1,795
Palo Alto Networks, Inc.(a) ................................................ 17,560 3,235
ServiceNow, Inc.(a) ..................................................... 26,550 4,067
Synopsys, Inc.(a) ....................................................... 6,800 3,194
69,114
Technology Hardware, Storage & Peripherals (10.3%):
Apple, Inc. ........................................................... 143,068 38,894
Total Common Stocks (Cost $129,738)
a
a
a
375,942
Total Investments (Cost $129,738) — 99.5% 375,942
Other assets in excess of liabilities —  0.5% 1,708
NET ASSETS - 100.00% $ 377,650
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Science and Technology Fund
13
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (11.9%):
Meta Platforms, Inc. , Class A .............................................. 19,680 $ 12,991
Netflix, Inc. (a) ......................................................... 64,900 6,085
Reddit, Inc. , Class A (a) ................................................... 16,380 3,765
Take-Two Interactive Software, Inc. (a) ........................................ 9,940 2,545
The Trade Desk, Inc. , Class A (a) ............................................ 10,950 416
25,802
Communications Equipment (1.2%):
Arista Networks, Inc. (a) .................................................. 19,750 2,588
Consumer Discretionary (4.2%):
Amazon.com, Inc. (a) .................................................... 39,970 9,226
Consumer Staples (0.7%):
Maplebear, Inc. (a) ...................................................... 34,260 1,541
Electronic Equipment, Instruments & Components (4.4%):
Coherent Corp. (a) ...................................................... 29,660 5,474
Fabrinet (a) ............................................................ 6,040 2,750
Novanta, Inc. (a) ........................................................ 10,980 1,307
9,531
Financials (2.6%):
Coinbase Global, Inc. , Class A (a) ........................................... 3,170 717
HCI Group, Inc. ........................................................ 6,650 1,275
Visa, Inc. , Class A ...................................................... 10,460 3,668
5,660
Health Care (20.3%):
Absci Corp. (a) (b) ....................................................... 94,560 330
AnaptysBio, Inc. (a) (b) ................................................... 48,350 2,344
Apogee Therapeutics, Inc. (a) ............................................... 19,580 1,478
Arcellx, Inc. (a) ........................................................ 13,470 878
Bridgebio Pharma, Inc. (a) ................................................. 32,230 2,465
CAMP4 Therapeutics Corp. (a) (b) ........................................... 59,270 363
Crinetics Pharmaceuticals, Inc. (a) ........................................... 37,120 1,728
Disc Medicine, Inc. , Class A (a) ............................................. 23,840 1,893
Dyne Therapeutics, Inc. (a) ................................................ 26,850 525
Eli Lilly & Co. ......................................................... 2,910 3,127
Guardant Health, Inc. (a) .................................................. 57,770 5,901
Ideaya Biosciences, Inc. (a) ................................................ 41,320 1,428
Insmed, Inc. (a) ......................................................... 21,970 3,824
Kymera Therapeutics, Inc. (a) .............................................. 6,880 535
Natera, Inc. (a) ......................................................... 13,770 3,155
Olema Pharmaceuticals, Inc. (a) ............................................. 66,230 1,656
ORIC Pharmaceuticals, Inc. (a) ............................................. 93,090 762
Protagonist Therapeutics, Inc. (a) ............................................ 20,140 1,759
Revolution Medicines, Inc. (a) .............................................. 39,500 3,146
Spyre Therapeutics, Inc. (a) (b) .............................................. 19,928 653
Twist Bioscience Corp. (a) ................................................. 21,720 689
Veeva Systems, Inc. , Class A (a) ............................................. 4,230 944
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,250 1,927
Viridian Therapeutics, Inc. (a) .............................................. 64,560 2,009
Zymeworks, Inc. (a) ..................................................... 21,570 568
44,087
IT Services (1.8%):
Snowflake, Inc. , Class A (a) ................................................ 14,170 3,108
Wix.com Ltd. (a) ........................................................ 7,230 751
3,859
Semiconductors & Semiconductor Equipment (24.6%):
Aehr Test Systems (a) .................................................... 69,540 1,404
Broadcom, Inc. ........................................................ 7,290 2,523
Credo Technology Group Holding Ltd. (a) ..................................... 21,580 3,105

Victory Portfolios
Victory RS Science and Technology Fund
14
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Impinj, Inc. (a) ......................................................... 11,030 $ 1,919
Lam Research Corp. ..................................................... 17,010 2,912
MACOM Technology Solutions Holdings, Inc. (a) ................................ 36,720 6,289
MaxLinear, Inc. , Class A (a) ................................................ 138,110 2,407
Monolithic Power Systems, Inc. ............................................ 5,910 5,357
NVIDIA Corp. ......................................................... 118,420 22,085
Semtech Corp. (a) ....................................................... 47,790 3,522
Silicon Motion Technology Corp. , ADR ....................................... 19,350 1,794
53,317
Software (28.3%):
AppLovin Corp. , Class A (a) ............................................... 17,400 11,724
CyberArk Software Ltd. (a) ................................................ 6,240 2,783
Dynatrace, Inc. (a) ...................................................... 32,600 1,413
Fair Isaac Corp. (a) ...................................................... 700 1,183
Gitlab, Inc. , Class A (a) ................................................... 18,900 709
JFrog Ltd. (a) .......................................................... 49,860 3,114
Klaviyo, Inc. , Class A (a) .................................................. 78,600 2,552
Microsoft Corp. ........................................................ 34,450 16,661
Monday.com Ltd. (a) ..................................................... 4,180 617
Oracle Corp. .......................................................... 24,220 4,721
Palantir Technologies, Inc. , Class A (a) ........................................ 11,220 1,994
Riot Platforms, Inc. (a) ................................................... 22,610 287
Samsara, Inc. , Class A (a) ................................................. 15,690 556
ServiceNow, Inc. (a) ..................................................... 34,850 5,339
Strategy, Inc. , Class A (a) .................................................. 3,480 529
Synopsys, Inc. (a) ....................................................... 5,360 2,518
Trimble, Inc. (a) ........................................................ 24,130 1,891
Varonis Systems, Inc. , Class B (a) ........................................... 90,660 2,974
61,565
Total Common Stocks (Cost $93,647)
a
a
a
217,176
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 1,346,518 — (e)
Total Warrants (Cost $14)
a
a
a
— (e)
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (f) ........ 660,810 661
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (f) ............ 729,178 729
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (f) ................ 660,810 661
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (f) . 592,443 592
Total Collateral for Securities Loaned (Cost $2,643)
a
a
a
2,643
Total Investments (Cost $96,304) — 101.2% 219,819
Liabilities in excess of other assets —  (1.2)% (2,701)
NET ASSETS - 100.00% $ 217,118
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31,
2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on December 31, 2025.
ADR
—
American Depositary Receipt

Statements of Assets and Liabilities
December 31, 2025
15
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $324,211, $65,855 and $52,729) $ 401,762(a) $ 85,544(b) $ 68,342(c)
Cash 1,534 196 904
Receivables:
Dividends, interest, and securities lending income 110 17 15
Capital shares issued 114 81 2
From Adviser — 22 34
Prepaid expenses 30 20 33
Total Assets 403,550 85,880 69,330
Liabilities:
Payables:
Collateral received on loaned securities 23,137 3,765 1,353
Capital shares redeemed 197 97 —(d)
Accrued expenses and other payables:
Investment advisory fees 320 72 50
Administration fees 15 3 3
Custodian fees 3 1 1
Transfer agent fees 9 2 2
Sub-Transfer agent fees 59 16 16
Compliance fees —(d) —(d) —(d)
Trustees' fees —(d) —(d) —(d)
12b-1 fees 26 7 5
Other accrued expenses 45 25 26
Total Liabilities 23,811 3,988 1,456
Commitments and contingencies (Note 4 )
Net Assets:
Capital 504,387 60,014 53,522
Total accumulated earnings (loss) (124,648) 21,878 14,352
Net Assets $ 379,739 $ 81,892 $ 67,874
Net Assets:
Class A $ 221,451 $ 60,930 $ 47,780
Class C 2,426 661 193
Class R6 42,085 556 3,018
Class Y 113,777 19,745 15,507
Member Class — — 1,376
Total $ 379,739 $ 81,892 $ 67,874
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 3,768 2,832 1,981
Class C 56 67 11
Class R6 653 22 116
Class Y 1,780 785 595
Member Class — — 57
Total 6,257 3,706 2,760
Net asset value, offering and redemption price per share: (e)
Class A $ 58.77 $ 21.51 $ 24.11
Class C(f) 43.17 9.84 17.93
Class R6 64.43 25.55 26.11
Class Y 63.92 25.15 26.06
Member Class — — 24.33
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 62.36 $ 22.82 $ 25.58
(a) Includes $22,254 thousand of securities on loan.
(b) Includes $3,601 thousand of securities on loan.
(c) Includes $1,291 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2025
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Assets:
Investments, at value (Cost $129,738 and $96,304) $ 375,942 $ 219,819(a)
Cash 2,098 196
Receivables:
Dividends, interest, and securities lending income 71 26
Capital shares issued 307 133
From Adviser 42 3
Prepaid expenses 14 16
Total Assets 378,474 220,193
Liabilities:
Payables:
Collateral received on loaned securities — 2,643
Capital shares redeemed 448 143
Accrued expenses and other payables:
Investment advisory fees 242 188
Administration fees 14 8
Custodian fees 3 2
Transfer agent fees 5 3
Sub-Transfer agent fees 38 34
Compliance fees —(b) —(b)
Trustees' fees —(b) —(b)
12b-1 fees 38 23
Other accrued expenses 36 31
Total Liabilities 824 3,075
Commitments and contingencies (Note 4 )
Net Assets:
Capital 126,386 93,305
Total accumulated earnings (loss) 251,264 123,813
Net Assets $ 377,650 $ 217,118
Net Assets:
Class A $ 344,753 $ 188,940
Class C 740 3,693
Class Y 32,157 24,485
Total $ 377,650 $ 217,118
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 9,956 6,056
Class C 31 184
Class Y 859 695
Total 10,846 6,935
Net asset value, offering and redemption price per share: (c)
Class A $ 34.63 $ 31.20
Class C(d) 24.17 20.04
Class Y 37.45 35.26
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 36.74 $ 33.10
(a) Includes $2,584 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2025
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 1,539 $ 247 $ 221
Interest 186 55 16
Securities lending (net of fees) 96 7 2
Total Income 1,821 309 239
Expenses:
Investment advisory fees 3,834 854 603
Administration fees 204 43 36
Sub-Administration fees 17 17 17
12b-1 fees — Class A 576 157 126
12b-1 fees — Class C 27 7 3
Custodian fees 18 5 5
Transfer agent fees — Class A 49 11 9
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R6 9 — (a) — (a)
Transfer agent fees — Class Y 2 1 1
Transfer agent fees — Member Class — — 3
Sub-Transfer agent fees — Class A 209 61 71
Sub-Transfer agent fees — Class C 3 1 — (a)
Sub-Transfer agent fees — Class Y 119 21 20
Trustees' fees 24 7 6
Compliance fees 3 1 1
Legal and audit fees 38 16 15
State registration and filing fees 43 43 53
Interfund lending fees 1 — —
Other expenses 76 43 43
Recoupment of prior expenses waived/reimbursed by Adviser 20 — —
Total Expenses 5,272 1,288 1,012
Expenses waived/reimbursed by Adviser (95) (145) (207)
Net Expenses 5,177 1,143 805
Net Investment Income (Loss) (3,356) (834) (566)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 5,284 4,353 8,323
Net change in unrealized appreciation/depreciation on investment securities (4,902) 1,868 (4,026)
Net realized/unrealized gains (losses) on investments 382 6,221 4,297
Change in net assets resulting from operations $ (2,974) $ 5,387 $ 3,731
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended December 31, 2025
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Investment Income:
Dividends $ 1,356 $ 326
Interest 74 46
Securities lending (net of fees) — (a) 67
Foreign tax withholding (4) — (a)
Total Income 1,426 439
Expenses:
Investment advisory fees 2,632 2,017
Administration fees 176 101
Sub-Administration fees 14 17
12b-1 fees — Class A 802 436
12b-1 fees — Class C 7 37
Custodian fees 15 12
Transfer agent fees — Class A 35 19
Transfer agent fees — Class C — (a) — (a)
Transfer agent fees — Class Y — (a) 1
Sub-Transfer agent fees — Class A 180 155
Sub-Transfer agent fees — Class C 1 4
Sub-Transfer agent fees — Class Y 23 26
Trustees' fees 19 12
Compliance fees 3 2
Legal and audit fees 32 22
State registration and filing fees 38 36
Line of credit fees — (a) —
Interfund lending fees — (a) 1
Other expenses 50 50
Recoupment of prior expenses waived/reimbursed by Adviser — — (a)
Total Expenses 4,027 2,948
Expenses waived/reimbursed by Adviser (239) (21)
Net Expenses 3,788 2,927
Net Investment Income (Loss) (2,362) (2,488)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 24,465 25,055
Net change in unrealized appreciation/depreciation on investment securities 36,455 12,420
Net realized/unrealized gains (losses) on investments 60,920 37,475
Change in net assets resulting from operations $ 58,558 $ 34,987
(a) Rounds to less than $1 thousand.

19
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (3,356) $ (4,818) $ (834) $ (944) $ (566) $ (544)
Net realized gains (losses) 5,284 85,648 4,353 20,441 8,323 14,099
Net change in unrealized
appreciation/depreciation (4,902) (24,801) 1,868 562 (4,026) 2,684
Change in net assets resulting from
operations (2,974) 56,029 5,387 20,059 3,731 16,239
Distributions to Shareholders:
Class A — — (7,464) — — —
Class C — — (153) — — —
Class R6 — — (57) — — —
Class Y — — (2,158) — — —
Change in net assets resulting from
distributions to shareholders — — (9,832) — — —
Change in net assets resulting from
capital transactions (103,312) (120,487) (9,659) (20,038) (12,370) (15,831)
Change in net assets (106,286) (64,458) (14,104) 21 (8,639) 408
Net Assets:
Beginning of period 486,025 550,483 95,996 95,975 76,513 76,105
End of period $ 379,739 $ 486,025 $ 81,892 $ 95,996 $ 67,874 $ 76,513

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 7,260 $ 8,877 $ 1,530 $ 1,314 $ 983 $ 1,491
Distributions reinvested — — 7,238 — — —
Cost of shares redeemed (54,701) (57,029) (14,062) (11,443) (9,961) (10,074)
Converted from Class R — 2,606 — 291 — 427
Total Class A $ (47,441) $ (45,546) $ (5,294) $ (9,838) $ (8,978) $ (8,156)
Class C
Proceeds from shares issued $ 218 $ 243 $ 21 $ 72 $ 3 $ 22
Distributions reinvested — — 153 — — —
Cost of shares redeemed (1,055) (1,850) (354) (757) (299) (819)
Total Class C $ (837) $ (1,607) $ (180) $ (685) $ (296) $ (797)
Class R
Proceeds from shares issued $ — $ 131(a) $ — $ 4(a) $ — $ 10(a)
Cost of shares redeemed — (176)(a) — (12)(a) — (6)(a)
Converted into Class A — (2,606) — (291) — (427)
Total Class R $ — $ (2,651) $ — $ (299) $ — $ (423)
Class R6
Proceeds from shares issued $ 9,748 $ 11,513 $ 436 $ 10 $ 1,474 $ 65
Distributions reinvested — — 43 — — —
Cost of shares redeemed (17,287) (21,052) (272) (83) (208) (176)
Total Class R6 $ (7,539) $ (9,539) $ 207 $ (73) $ 1,266 $ (111)
Class Y
Proceeds from shares issued $ 11,659 $ 16,084 $ 1,293 $ 1,503 $ 1,049 $ 1,242
Distributions reinvested — — 2,117 — — —
Cost of shares redeemed (59,154) (77,228) (7,802) (10,646) (5,095) (7,876)
Total Class Y $ (47,495) $ (61,144) $ (4,392) $ (9,143) $ (4,046) $ (6,634)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 266 $ 613
Cost of shares redeemed — — — — (582) (323)
Total Member Class $ — $ — $ — $ — $ (316) $ 290
Change in net assets resulting from
capital transactions $ (103,312) $ (120,487) $ (9,659) $ (20,038) $ (12,370) $ (15,831)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Share Transactions:
Class A
Issued 135 159 70 65 44 73
Reinvested — — 330 — — —
Redeemed (1,001) (1,027) (641) (563) (452) (500)
Converted from Class R — 45 — 14 — 21
Total Class A (866) (823) (241) (484) (408) (406)
Class C
Issued 6 6 2 7 —(b) 1
Reinvested — — 15 — — —
Redeemed (26) (44) (31) (75) (18) (53)
Total Class C (20) (38) (14) (68) (18) (52)
Class R
Issued — 3(a) — —(a)(b) — 1(a)
Redeemed — (4)(a) — (1)(a) — —(a)(b)
Converted into Class A — (53) — (24) — (26)
Total Class R — (54) — (25) — (25)
Class R6
Issued 162 186 17 —(b) 59 3
Reinvested — — 2 — — —
Redeemed (290) (345) (11) (3) (8) (9)
Total Class R6 (128) (159) 8 (3) 51 (6)
Class Y
Issued 201 269 51 64 42 58
Reinvested — — 83 — — —
Redeemed (1,002) (1,279) (304) (461) (207) (363)
Total Class Y (801) (1,010) (170) (397) (165) (305)
Member Class
Issued — — — — 11 29
Redeemed — — — — (25) (17)
Total Member Class — — — — (14) 12
Change in Shares (1,815) (2,084) (417) (977) (554) (782)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1 thousand shares.

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (2,362) $ (1,972) $ (2,488) $ (2,345)
Net realized gains (losses) 24,465 26,481 25,055 20,736
Net change in unrealized appreciation/depreciation 36,455 68,456 12,420 35,048
Change in net assets resulting from operations 58,558 92,965 34,987 53,439
Distributions to Shareholders:
Class A (17,364) (22,566) (4,353) —
Class C (52) (88) (131) —
Class Y (1,502) (1,816) (505) —
Change in net assets resulting from distributions to shareholders (18,918) (24,470) (4,989) —
Change in net assets resulting from capital transactions (9,719) 2,271 (17,414) (24,529)
Change in net assets 29,921 70,766 12,584 28,910
Net Assets:
Beginning of period 347,729 276,963 204,534 175,624
End of period $ 377,650 $ 347,729 $ 217,118 $ 204,534

23
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 10,691 $ 7,249 $ 9,244 $ 7,532
Distributions reinvested 16,850 21,863 4,159 —
Cost of shares redeemed (38,169) (26,131) (25,706) (24,012)
Converted from Class R — 598 — 736
Total Class A $ (10,628) $ 3,579 $ (12,303) $ (15,744)
Class C
Proceeds from shares issued $ 33 $ 198 $ 155 $ 202
Distributions reinvested 52 88 131 —
Cost of shares redeemed (271) (641) (1,174) (2,180)
Total Class C $ (186) $ (355) $ (888) $ (1,978)
Class R
Proceeds from shares issued $ — $ 19(a) $ — $ 137(a)
Cost of shares redeemed — (12)(a) — (51)(a)
Converted into Class A — (598) — (736)
Total Class R $ — $ (591) $ — $ (650)
Class Y
Proceeds from shares issued $ 2,264 $ 3,404 $ 2,136 $ 2,090
Distributions reinvested 1,435 1,726 485 —
Cost of shares redeemed (2,604) (5,492) (6,844) (8,247)
Total Class Y $ 1,095 $ (362) $ (4,223) $ (6,157)
Change in net assets resulting from capital transactions $ (9,719) $ 2,271 $ (17,414) $ (24,529)

24
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Share Transactions:
Class A
Issued 320 249 329 315
Reinvested 490 686 132 —
Redeemed (1,202) (888) (923) (1,043)
Converted from Class R — 21 — 32
Total Class A (392) 68 (462) (696)
Class C
Issued 2 9 9 12
Reinvested 2 4 6 —
Redeemed (12) (30) (66) (137)
Total Class C (8) (17) (51) (125)
Class R
Issued — 1(a) — 8(a)
Redeemed — (1)(a) — (3)(a)
Converted into Class A — (25) — (42)
Total Class R — (25) — (37)
Class Y
Issued 66 112 68 80
Reinvested 39 50 14 —
Redeemed (76) (173) (219) (318)
Total Class Y 29 (11) (137) (238)
Change in Shares (371) 15 (650) (1,096)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $58.26 $52.45 $43.77 $73.73 $97.45
Investment Activities:
Net investment income (loss)(a) (0.52) (0.58) (0.51) (0.57) (1.20)
Net realized and unrealized gains (losses) 1.03 6.39 9.19 (26.65) (10.15)
Total from Investment Activities 0.51 5.81 8.68 (27.22) (11.35)
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37)
Return of capital — — — —(b) —
Total Distributions — — — (2.74) (12.37)
Net Asset Value, End of Period $58.77 $58.26 $52.45 $43.77 $73.73
Total Return(c) 0.88% 11.08% 19.80% (37.07)% (11.06)%
Ratios to Average Net Assets:
Net Expenses(d) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (0.95)% (1.04)% (1.09)% (1.08)% (1.27)%
Gross Expenses(d) 1.41% 1.41% 1.44% 1.44% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $221,451 $269,943 $286,188 $303,669 $634,204
Portfolio Turnover(e) 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.11 $39.11 $32.89 $56.86 $79.07
Investment Activities:
Net investment income (loss)(a) (0.69) (0.75) (0.65) (0.75) (1.55)
Net realized and unrealized gains (losses) 0.75 4.75 6.87 (20.48) (8.29)
Total from Investment Activities 0.06 4.00 6.22 (21.23) (9.84)
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37)
Return of capital — — — —(b) —
Total Distributions — — — (2.74) (12.37)
Net Asset Value, End of Period $43.17 $43.11 $39.11 $32.89 $56.86
Total Return(c) 0.14% 10.23% 18.91% (37.55)% (11.73)%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss) (1.71)% (1.81)% (1.85)% (1.84)% (2.03)%
Gross Expenses(d) 2.67% 2.55% 2.45% 2.31% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $2,426 $3,288 $4,484 $5,126 $11,387
Portfolio Turnover(e) 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $63.64 $57.10 $47.50 $79.37 $103.42
Investment Activities:
Net investment income (loss)(a) (0.36) (0.43) (0.39) (0.43) (0.91)
Net realized and unrealized gains (losses) 1.15 6.97 9.99 (28.70) (10.77)
Total from Investment Activities 0.79 6.54 9.60 (29.13) (11.68)
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37)
Return of capital — — — —(b) —
Total Distributions — — — (2.74) (12.37)
Net Asset Value, End of Period $64.43 $63.64 $57.10 $47.50 $79.37
Total Return(c) 1.24% 11.43% 20.23% (36.86)% (10.74)%
Ratios to Average Net Assets:
Net Expenses(d) 1.06% 1.06% 1.06% 1.05% 1.04%
Net Investment Income (Loss) (0.61)% (0.70)% (0.76)% (0.74)% (0.91)%
Gross Expenses(d) 1.09% 1.09% 1.09% 1.05% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $42,085 $49,726 $53,691 $114,850 $611,157
Portfolio Turnover(e) 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $63.19 $56.73 $47.22 $79.00 $103.10
Investment Activities:
Net investment income (loss)(a) (0.40) (0.47) (0.42) (0.47) (1.00)
Net realized and unrealized gains (losses) 1.13 6.93 9.93 (28.57) (10.73)
Total from Investment Activities 0.73 6.46 9.51 (29.04) (11.73)
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37)
Return of capital — — — —(b) —
Total Distributions — — — (2.74) (12.37)
Net Asset Value, End of Period $63.92 $63.19 $56.73 $47.22 $79.00
Total Return(c) 1.16% 11.37% 20.16% (36.92)% (10.82)%
Ratios to Average Net Assets:
Net Expenses(d) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) (0.68)% (0.78)% (0.82)% (0.81)% (1.00)%
Gross Expenses(d) 1.16% 1.15% 1.17% 1.17% 1.14%
Supplemental Data:
Net Assets at end of period (000's) $113,777 $163,068 $203,715 $305,542 $985,724
Portfolio Turnover(e) 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $22.71 $18.40 $15.51 $31.30 $38.19
Investment Activities:
Net investment income (loss)(a) (0.23) (0.21) (0.17) (0.24) (0.49)
Net realized and unrealized gains (losses) 1.94 4.52 3.06 (9.65) 2.64
Total from Investment Activities 1.71 4.31 2.89 (9.89) 2.15
Distributions to Shareholders from:
Net realized gains (2.91) — — (5.90) (9.04)
Total Distributions (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $21.51 $22.71 $18.40 $15.51 $31.30
Total Return(b) 7.30% 23.42% 18.63% (32.43)% 6.89%
Ratios to Average Net Assets:
Net Expenses(c) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (1.04)% (1.05)% (0.99)% (1.02)% (1.21)%
Gross Expenses(c) 1.53% 1.53% 1.54% 1.51% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $60,930 $69,802 $65,450 $68,907 $117,017
Portfolio Turnover(d) 88% 129% 137% 131%(e) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.92 $9.74 $8.27 $20.74 $28.54
Investment Activities:
Net investment income (loss)(a) (0.21) (0.20) (0.16) (0.28) (0.59)
Net realized and unrealized gains (losses) 1.04 2.38 1.63 (6.29) 1.83
Total from Investment Activities 0.83 2.18 1.47 (6.57) 1.24
Distributions to Shareholders from:
Net realized gains (2.91) — — (5.90) (9.04)
Total Distributions (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $9.84 $11.92 $9.74 $8.27 $20.74
Total Return(b) 6.53% 22.38% 17.78% (32.94)% 6.02%
Ratios to Average Net Assets:
Net Expenses(c) 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss) (1.82)% (1.84)% (1.77)% (1.82)% (1.99)%
Gross Expenses(c) 4.31% 3.68% 2.78% 2.42% 2.24%
Supplemental Data:
Net Assets at end of period (000's) $661 $968 $1,445 $3,082 $9,835
Portfolio Turnover(d) 88% 129% 137% 131%(e) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.39 $21.31 $17.89 $34.71 $41.25
Investment Activities:
Net investment income (loss)(a) (0.18) (0.17) (0.13) (0.18) (0.38)
Net realized and unrealized gains (losses) 2.25 5.25 3.55 (10.74) 2.88
Total from Investment Activities 2.07 5.08 3.42 (10.92) 2.50
Distributions to Shareholders from:
Net realized gains (2.91) — — (5.90) (9.04)
Total Distributions (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $25.55 $26.39 $21.31 $17.89 $34.71
Total Return(b) 7.65% 23.84% 19.12% (32.21)% 7.23%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) (0.69)% (0.71)% (0.66)% (0.69)% (0.88)%
Gross Expenses(c) 3.75% 5.43% 3.62% 2.65% 1.83%
Supplemental Data:
Net Assets at end of period (000's) $556 $368 $364 $594 $1,231
Portfolio Turnover(d) 88% 129% 137% 131%(e) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.04 $21.04 $17.68 $34.43 $41.02
Investment Activities:
Net investment income (loss)(a) (0.20) (0.18) (0.14) (0.20) (0.41)
Net realized and unrealized gains (losses) 2.22 5.18 3.50 (10.65) 2.86
Total from Investment Activities 2.02 5.00 3.36 (10.85) 2.45
Distributions to Shareholders from:
Net realized gains (2.91) — — (5.90) (9.04)
Total Distributions (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $25.15 $26.04 $21.04 $17.68 $34.43
Total Return(b) 7.60% 23.72% 19.00% (32.27)% 7.15%
Ratios to Average Net Assets:
Net Expenses(c) 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss) (0.78)% (0.79)% (0.73)% (0.76)% (0.95)%
Gross Expenses(c) 1.31% 1.30% 1.28% 1.24% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $19,745 $24,858 $28,447 $31,532 $70,192
Portfolio Turnover(d) 88% 129% 137% 131%(e) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $22.69 $18.30 $15.52 $24.76 $32.99
Investment Activities:
Net investment income (loss)(a) (0.20) (0.16) (0.12) (0.14) (0.33)
Net realized and unrealized gains (losses) 1.62 4.55 2.90 (8.41) 1.60
Total from Investment Activities 1.42 4.39 2.78 (8.55) 1.27
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50)
Return of capital — — — —(b) —
Total Distributions — — — (0.69) (9.50)
Net Asset Value, End of Period $24.11 $22.69 $18.30 $15.52 $24.76
Total Return(c) 6.26% 23.99% 17.91% (34.68)% 4.68%
Ratios to Average Net Assets:
Net Expenses(d) 1.20% 1.20% 1.20% 1.21%(e) 1.20%
Net Investment Income (Loss) (0.86)% (0.78)% (0.73)% (0.76)% (0.98)%
Gross Expenses(d) 1.44% 1.45% 1.44% 1.40% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $47,780 $54,223 $51,156 $47,664 $88,064
Portfolio Turnover(f) 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.03 $13.86 $11.86 $19.34 $28.05
Investment Activities:
Net investment income (loss)(a) (0.31) (0.26) (0.21) (0.25) (0.52)
Net realized and unrealized gains (losses) 1.21 3.43 2.21 (6.54) 1.31
Total from Investment Activities 0.90 3.17 2.00 (6.79) 0.79
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50)
Return of capital — — — —(b) —
Total Distributions — — — (0.69) (9.50)
Net Asset Value, End of Period $17.93 $17.03 $13.86 $11.86 $19.34
Total Return(c) 5.28% 22.87% 16.86% (35.30)% 3.75%
Ratios to Average Net Assets:
Net Expenses(d) 2.11% 2.11% 2.11% 2.12%(e) 2.09%
Net Investment Income (Loss) (1.78)% (1.70)% (1.63)% (1.69)% (1.87)%
Gross Expenses(d) 6.54% 4.03% 2.57% 2.25% 2.09%
Supplemental Data:
Net Assets at end of period (000's) $193 $493 $1,123 $3,312 $12,054
Portfolio Turnover(f) 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.51 $19.71 $16.68 $26.46 $34.53
Investment Activities:
Net investment income (loss)(a) (0.15) (0.11) (0.08) (0.11) (0.25)
Net realized and unrealized gains (losses) 1.75 4.91 3.11 (8.98) 1.68
Total from Investment Activities 1.60 4.80 3.03 (9.09) 1.43
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50)
Return of capital — — — —(b) —
Total Distributions — — — (0.69) (9.50)
Net Asset Value, End of Period $26.11 $24.51 $19.71 $16.68 $26.46
Total Return(c) 6.53% 24.35% 18.17% (34.49)% 4.95%
Ratios to Average Net Assets:
Net Expenses(d) 0.94% 0.94% 0.94% 0.95%(e) 0.94%
Net Investment Income (Loss) (0.60)% (0.52)% (0.47)% (0.54)% (0.73)%
Gross Expenses(d) 1.53% 2.03% 1.77% 1.16% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $3,018 $1,600 $1,406 $2,360 $19,731
Portfolio Turnover(f) 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.46 $19.67 $16.65 $26.43 $34.50
Investment Activities:
Net investment income (loss)(a) (0.15) (0.12) (0.09) (0.11) (0.26)
Net realized and unrealized gains (losses) 1.75 4.91 3.11 (8.98) 1.69
Total from Investment Activities 1.60 4.79 3.02 (9.09) 1.43
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50)
Return of capital — — — —(b) —
Total Distributions — — — (0.69) (9.50)
Net Asset Value, End of Period $26.06 $24.46 $19.67 $16.65 $26.43
Total Return(c) 6.54% 24.29% 18.20% (34.53)% 4.96%
Ratios to Average Net Assets:
Net Expenses(d) 0.95% 0.95% 0.95% 0.96%(e) 0.95%
Net Investment Income (Loss) (0.61)% (0.53)% (0.47)% (0.53)% (0.73)%
Gross Expenses(d) 1.21% 1.17% 1.12% 1.13% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $15,507 $18,579 $20,967 $28,192 $249,373
Portfolio Turnover(f) 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $22.86 $18.41 $15.59 $24.84 $33.00
Investment Activities:
Net investment income (loss)(a) (0.17) (0.13) (0.10) (0.11) (0.28)
Net realized and unrealized gains (losses) 1.64 4.58 2.92 (8.45) 1.62
Total from Investment Activities 1.47 4.45 2.82 (8.56) 1.34
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50)
Return of capital — — — —(b) —
Total Distributions — — — (0.69) (9.50)
Net Asset Value, End of Period $24.33 $22.86 $18.41 $15.59 $24.84
Total Return(c) 6.43% 24.17% 18.09% (34.61)% 4.88%
Ratios to Average Net Assets:
Net Expenses(d) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss) (0.71)% (0.63)% (0.57)% (0.58)% (0.85)%
Gross Expenses(d) 2.46% 2.64% 2.71% 2.60% 5.66%
Supplemental Data:
Net Assets at end of period (000's) $1,376 $1,618 $1,073 $911 $957
Portfolio Turnover(e) 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Growth Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $30.86 $24.64 $17.06 $26.14 $23.84
Investment Activities:
Net investment income (loss)(a) (0.23) (0.19) (0.11) (0.11) (0.18)
Net realized and unrealized gains (losses) 5.82 8.73 7.73 (8.57) 4.85
Total from Investment Activities 5.59 8.54 7.62 (8.68) 4.67
Distributions to Shareholders from:
Net investment income — — — — (0.02)
Net realized gains (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions (1.82) (2.32) (0.04) (0.40) (2.37)
Net Asset Value, End of Period $34.63 $30.86 $24.64 $17.06 $26.14
Total Return(b) 18.15% 34.36% 44.65% (33.31)% 19.91%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) (0.69)% (0.63)% (0.53)% (0.53)% (0.71)%
Gross Expenses(c) 1.16% 1.17% 1.18% 1.18% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $344,753 $319,339 $253,304 $189,042 $308,663
Portfolio Turnover(d) 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $22.19 $18.34 $12.81 $19.94 $18.80
Investment Activities:
Net investment income (loss)(a) (0.35) (0.31) (0.22) (0.21) (0.31)
Net realized and unrealized gains (losses) 4.15 6.48 5.79 (6.52) 3.80
Total from Investment Activities 3.80 6.17 5.57 (6.73) 3.49
Distributions to Shareholders from:
Net realized gains (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions (1.82) (2.32) (0.04) (0.40) (2.35)
Net Asset Value, End of Period $24.17 $22.19 $18.34 $12.81 $19.94
Total Return(b) 17.16% 33.23% 43.46% (33.89)% 18.95%
Ratios to Average Net Assets:
Net Expenses(c) 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss) (1.52)% (1.46)% (1.36)% (1.37)% (1.54)%
Gross Expenses(c) 3.84% 3.52% 3.33% 2.78% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $740 $863 $1,022 $689 $1,733
Portfolio Turnover(d) 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Growth Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $33.16 $26.29 $18.15 $27.70 $25.13
Investment Activities:
Net investment income (loss)(a) (0.15) (0.11) (0.06) (0.06) (0.12)
Net realized and unrealized gains (losses) 6.26 9.30 8.24 (9.09) 5.13
Total from Investment Activities 6.11 9.19 8.18 (9.15) 5.01
Distributions to Shareholders from:
Net investment income — — —(b) — (0.09)
Net realized gains (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions (1.82) (2.32) (0.04) (0.40) (2.44)
Net Asset Value, End of Period $37.45 $33.16 $26.29 $18.15 $27.70
Total Return(c) 18.46% 34.68% 45.05% (33.13)% 20.22%
Ratios to Average Net Assets:
Net Expenses(d) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) (0.42)% (0.36)% (0.26)% (0.26)% (0.44)%
Gross Expenses(d) 0.96% 0.98% 0.97% 0.95% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $32,157 $27,527 $22,116 $18,286 $33,772
Portfolio Turnover(e) 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.89 $20.23 $15.26 $28.34 $36.35
Investment Activities:
Net investment income (loss)(a) (0.35) (0.29) (0.22) (0.22) (0.46)
Net realized and unrealized gains (losses) 5.39 6.95 5.19 (12.07) (3.10)
Total from Investment Activities 5.04 6.66 4.97 (12.29) (3.56)
Distributions to Shareholders from:
Net realized gains (0.73) — — (0.79) (4.45)
Total Distributions (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $31.20 $26.89 $20.23 $15.26 $28.34
Total Return(b) 18.73% 32.92% 32.57% (43.51)% (9.25)%
Ratios to Average Net Assets:
Net Expenses(c) 1.46% 1.48% 1.49% 1.47% 1.47%
Net Investment Income (Loss) (1.24)% (1.25)% (1.28)% (1.20)% (1.28)%
Gross Expenses(c) 1.46% 1.48% 1.49% 1.48% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $188,940 $175,238 $145,950 $130,060 $250,490
Portfolio Turnover(d) 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.63 $13.37 $10.17 $19.48 $26.81
Investment Activities:
Net investment income (loss)(a) (0.38) (0.31) (0.24) (0.26) (0.55)
Net realized and unrealized gains (losses) 3.52 4.57 3.44 (8.26) (2.33)
Total from Investment Activities 3.14 4.26 3.20 (8.52) (2.88)
Distributions to Shareholders from:
Net realized gains (0.73) — — (0.79) (4.45)
Total Distributions (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $20.04 $17.63 $13.37 $10.17 $19.48
Total Return(b) 17.78% 31.76% 31.56% (43.95)% (10.03)%
Ratios to Average Net Assets:
Net Expenses(c) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) (2.07)% (2.05)% (2.07)% (2.01)% (2.09)%
Gross Expenses(c) 2.61% 2.57% 2.51% 2.40% 2.28%
Supplemental Data:
Net Assets at end of period (000's) $3,693 $4,146 $4,816 $4,725 $11,168
Portfolio Turnover(d) 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $30.24 $22.70 $17.08 $31.49 $39.73
Investment Activities:
Net investment income (loss)(a) (0.32) (0.27) (0.20) (0.20) (0.41)
Net realized and unrealized gains (losses) 6.07 7.81 5.82 (13.42) (3.38)
Total from Investment Activities 5.75 7.54 5.62 (13.62) (3.79)
Distributions to Shareholders from:
Net realized gains (0.73) — — (0.79) (4.45)
Total Distributions (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $35.26 $30.24 $22.70 $17.08 $31.49
Total Return(b) 19.00% 33.22% 32.90% (43.38)% (9.04)%
Ratios to Average Net Assets:
Net Expenses(c) 1.24% 1.24% 1.24% 1.24% 1.23%
Net Investment Income (Loss) (1.02)% (1.01)% (1.03)% (0.97)% (1.05)%
Gross Expenses(c) 1.28% 1.29% 1.29% 1.28% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $24,485 $25,150 $24,281 $28,503 $81,080
Portfolio Turnover(d) 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
44
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund* RS Small Cap Growth Fund A, C, R6, and Y
Victory RS Select Growth Fund* RS Select Growth Fund A, C, R6, and Y
Victory RS Mid Cap Growth Fund* RS Mid Cap Growth Fund A, C, R6, Y, and Member Class
Victory RS Growth Fund* RS Growth Fund A, C, and Y
Victory RS Science and Technology Fund* RS Science and Technology Fund A, C, and Y

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
45
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................................... $ 378,625 $ — $ — $ 378,625
Collateral for Securities Loaned ................................... 23,137 — — 23,137
Total ....................................................... $ 401,762 $ — $ — $ 401,762
RS Select Growth Fund
Common Stocks ............................................... 81,779 — — 81,779
Collateral for Securities Loaned ................................... 3,765 — — 3,765
Total ....................................................... $ 85,544 $ — $ — $ 85,544
RS Mid Cap Growth Fund
Common Stocks ............................................... 66,989 — — 66,989
Collateral for Securities Loaned ................................... 1,353 — — 1,353
Total ....................................................... $ 68,342 $ — $ — $ 68,342
RS Growth Fund
Common Stocks ............................................... 375,942 — — 375,942
Total ....................................................... $ 375,942 $ — $ — $ 375,942
RS Science and Technology Fund
Common Stocks ............................................... 217,176 — — 217,176
Warrants .................................................... — — — (a) — (a)
Collateral for Securities Loaned ................................... 2,643 — — 2,643
Total ....................................................... $ 219,819 $ — $ — (a) $ 219,819
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
46
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 22,254 $ — $ 23,137
RS Select Growth Fund ............................................ 3,601 — 3,765
RS Mid Cap Growth Fund .......................................... 1,291 — 1,353
RS Science and Technology Fund ..................................... 2,584 — 2,643

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
47
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Excluding U.S. Government
Securities
Purchases Sales
RS Small Cap Growth Fund .................................................................. $ 382,706 $ 485,499
RS Select Growth Fund ..................................................................... 74,684 94,225
RS Mid Cap Growth Fund ................................................................... 62,116 75,784
RS Growth Fund .......................................................................... 83,749 113,644
RS Science and Technology Fund .............................................................. 58,866 82,592
RS Small Cap Growth Fund
Tiered Rate
Up to $1 billion Next $1 billion Over $2 billion
0.95% 0.825% 0.75%
Fee Rate
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
48
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended December 31, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
RS Small Cap Growth Fund ............................................................................. $ 1
RS Select Growth Fund ................................................................................ —(a)
RS Mid Cap Growth Fund .............................................................................. —(a)
RS Growth Fund ..................................................................................... 2
RS Science and Technology Fund ......................................................................... 2
(a)
Rounds to less than $1 thousand
.
In effect until April 30, 2026
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
49
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended December 31, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
RS Small Cap Growth Fund ............................................................................. $ 1
RS Select Growth Fund ................................................................................ —(a)
RS Mid Cap Growth Fund .............................................................................. —(a)
RS Growth Fund ..................................................................................... 2
RS Science and Technology Fund ......................................................................... 2
(a)
Rounds to less than $1 thousand
.
In effect until April 30, 2026
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
For the year ended December 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor
Amount
RS Small Cap Growth Fund ............................................................................. $ 20
RS Science and Technology Fund ......................................................................... —*
* Rounds to less than $1 thousand.
December 31,
2026
December 31,
2027
December 31,
2028 Total
RS Small Cap Growth Fund ............................................. $ 212 $ 94 $ 95 $ 401
RS Select Growth Fund ................................................ 160 164 145 469
RS Mid Cap Growth Fund .............................................. 202 223 207 632
RS Growth Fund ..................................................... 227 249 239 715
RS Science and Technology Fund ......................................... 22 25 21 68

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
50
problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Sector Risk — To the extent a Fund focuses in one or more sectors, such as the information technology, industrials or health care sectors,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2025.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
51
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended December 31, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 1,238 4.88% $ 2,104
RS Growth Fund ................................ Borrower — 1,786 4.55% 2,468
RS Science and Technology Fund .................... Borrower — 1,200 4.92% 1,293
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
RS Small Cap Growth Fund ................................................................... $ 7,593 $ (7,593)
RS Select Growth Fund ...................................................................... 1,328 (1,328)
RS Mid Cap Growth Fund .................................................................... 1,038 (1,038)
RS Growth Fund ........................................................................... 2,362 (2,362)
RS Science and Technology Fund ............................................................... 2,847 (2,847)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
52
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of December 31, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of December 31, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-09,
"Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09").  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025 were determined to not be significant.
Year Ended December 31, 2025
Distributions
Paid From:
Net Long-Term
Capital Gains
Total
Distributions
Paid
RS Select Growth Fund ................................................................... $ 9,832 $ 9,832
RS Growth Fund ........................................................................ 18,918 18,918
RS Science and Technology Fund ............................................................ 4,989 4,989
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Growth Fund .............................................................. $ 3,041 $ 21,429 $ 24,470
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
RS Small Cap Growth Fund .......................... $ — $ — $ (197,378) $ 72,730 $ (124,648)
RS Select Growth Fund ............................. 2,836 2,836 — 19,042 21,878
RS Mid Cap Growth Fund ........................... — — (476) 14,828 14,352
RS Growth Fund .................................. 5,932 5,932 — 245,332 251,264
RS Science and Technology Fund ...................... 490 490 — 123,323 123,813
Short-Term
Amount Total
RS Small Cap Growth Fund ............................................................. $ (197,378) $ (197,378)
RS Mid Cap Growth Fund .............................................................. (476) (476)
Amount
RS Small Cap Growth Fund ............................................................................. $ (885)
RS Mid Cap Growth Fund .............................................................................. (7,518)
RS Science and Technology Fund ......................................................................... (19,410)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Small Cap Growth Fund ............................ $ 329,032 $ 94,483 $ (21,753) $ 72,730
RS Select Growth Fund ............................... 66,502 21,203 (2,161) 19,042
RS Mid Cap Growth Fund ............................. 53,514 17,115 (2,287) 14,828
RS Growth Fund .................................... 130,610 248,684 (3,352) 245,332
RS Science and Technology Fund ........................ 96,496 130,991 (7,668) 123,323

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
53
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

54
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Small
Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Science and
Technology Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 20, 2026

Supplemental Information
December 31, 2025
Victory Portfolios
55
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Amount
RS Select Growth Fund .............................................................................. 9,926
RS Growth Fund ................................................................................... 18,918
RS Science and Technology Fund ....................................................................... 4,989

Victory Portfolios
56
(Unaudited)
Supplemental Information — continued
December 31, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-
ministration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that certain of the advisory fee arrangements for these Funds included breakpoints, which is a structure that results in reduced fees as a Fund grows. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale. The Board discussed with the Adviser whether breakpoints in the advisory fees with respect to certain Funds would be desirable or appropriate now or in the future. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the

Supplemental Information — continued
December 31, 2025
Victory Portfolios
57
(Unaudited)
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS Small Cap Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period. The Board noted that after multiple discussions with the Adviser, on January 17,
2024, the Board determined that breakpoints in the advisory fee would be appropriate, and approved an amendment to the Agreement to provide breakpoints in the advisory fee.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
58
(Unaudited)
RS Select Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five- and ten-year periods, outperformed the peer group median for the one- and three-year periods, matched the peer group median for the five-year period, and underperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Mid Cap Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all the periods reviewed, matched the peer group median for the one-year period, and underperformed the peer group median for the three-, five-, and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the periods reviewed, matched the peer group median for the one-year period, underperformed the peer group median for the ten-year period, and outperformed the peer group median for the three- and five-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Science and Technology Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five-, and ten-year periods, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-, five-, and ten-year periods.

Supplemental Information — continued
December 31, 2025
Victory Portfolios
59
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Fund’s Advisory Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-AR (12/25)

December 31, 2025
Annual: Full Financials
Victory RS International Fund
Victory RS Global Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS International Fund
3
Victory RS Global Fund
7
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
12
Statements of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 26
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 35
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
36
Advisory Contract Approval (Form N-CSR Item 11)
37

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS International Fund
3
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.5%)
Australia (5.8%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd. ................................................... 167,422 $ 6,480
Financials (1.0%):
Macquarie Group Ltd. ................................................... 44,790 6,051
Health Care (0.5%):
CSL Ltd. ............................................................. 22,062 2,538
Materials (2.1%):
BHP Group Ltd. ........................................................ 404,231 12,197
Real Estate (1.1%):
Scentre Group ......................................................... 2,381,182 6,655
33,921
Austria (1.2%):
Financials (1.2%):
BAWAG Group AG (a) (b) ................................................. 46,722 7,036
Belgium (0.2%):
Materials (0.2%):
Solvay SA , Class A (c) ................................................... 45,675 1,453
Denmark (1.7%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 30,581 3,382
Health Care (1.1%):
Novo Nordisk A/S , Class B (c) .............................................. 128,840 6,535
9,917
Finland (1.4%):
Financials (1.4%):
Nordea Bank Abp ....................................................... 451,578 8,495
France (9.3%):
Consumer Discretionary (1.9%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 15,059 11,350
Consumer Staples (1.5%):
L'Oreal SA ........................................................... 20,332 8,728
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 16,173 2,967
Industrials (4.3%):
Eiffage SA ............................................................ 44,334 6,352
Rexel SA ............................................................. 162,103 6,357
Safran SA ............................................................ 36,149 12,590
25,299
Information Technology (0.4%):
Capgemini SE ......................................................... 14,010 2,326
Materials (0.7%):
Arkema SA ........................................................... 61,192 3,729
54,399
Germany (9.7%):
Communication Services (0.5%):
CTS Eventim AG & Co. KGaA (c) ........................................... 33,783 3,093
Consumer Discretionary (0.9%):
Volkswagen AG , Preference Shares .......................................... 43,107 5,260
Financials (2.9%):
Allianz SE , Registered Shares .............................................. 36,590 16,917
Industrials (2.5%):
Siemens AG , Registered Shares ............................................. 53,405 14,956

Victory Portfolios
Victory RS International Fund
4
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (1.9%):
SAP SE .............................................................. 46,175 $ 11,218
Utilities (1.0%):
RWE AG ............................................................. 107,599 5,701
57,145
Hong Kong (2.8%):
Financials (1.9%):
AIA Group Ltd. ........................................................ 1,063,400 10,946
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 1,098,000 5,553
16,499
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (a) ............................................ 179,797 3,690
Italy (2.5%):
Financials (1.2%):
Banco BPM SpA ....................................................... 476,155 7,230
Utilities (1.3%):
Enel SpA ............................................................. 728,488 7,574
14,804
Japan (20.7%):
Communication Services (0.7%):
Kakaku.com, Inc. ....................................................... 288,700 4,257
Consumer Discretionary (3.9%):
Asics Corp. ........................................................... 190,800 4,581
Sanrio Co. Ltd. ........................................................ 91,200 2,854
Toyota Motor Corp. ..................................................... 708,100 15,210
22,645
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 41,700 2,861
Financials (3.3%):
Mizuho Financial Group, Inc. .............................................. 309,900 11,311
Tokio Marine Holdings, Inc. ............................................... 215,600 7,971
19,282
Health Care (2.5%):
Hoya Corp. ........................................................... 56,800 8,616
Shionogi & Co. Ltd. ..................................................... 328,600 5,948
14,564
Industrials (5.2%):
Fuji Electric Co. Ltd. .................................................... 129,700 9,837
MISUMI Group, Inc. .................................................... 93,500 1,459
Mitsubishi Heavy Industries Ltd. ............................................ 357,800 8,736
Nippon Yusen KK ...................................................... 147,800 4,788
Sanwa Holdings Corp. ................................................... 230,400 6,000
30,820
Information Technology (3.4%):
Disco Corp. ........................................................... 22,600 6,886
Fujitsu Ltd. ........................................................... 309,400 8,505
Oracle Corp. .......................................................... 56,400 4,741
20,132
Real Estate (1.2%):
Sumitomo Realty & Development Co. Ltd. .................................... 284,600 7,146
121,707

Victory Portfolios
Victory RS International Fund
5
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Netherlands (6.9%):
Communication Services (0.9%):
Koninklijke KPN NV .................................................... 1,177,737 $ 5,503
Financials (2.3%):
ING Groep NV ........................................................ 476,058 13,380
Industrials (0.9%):
Wolters Kluwer NV ..................................................... 54,216 5,615
Information Technology (2.8%):
ASML Holding NV ..................................................... 15,061 16,227
40,725
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 195,654 4,249
Norway (0.8%):
Industrials (0.8%):
Kongsberg Gruppen ASA ................................................. 187,304 4,802
Singapore (1.0%):
Financials (1.0%):
Singapore Exchange Ltd. ................................................. 443,100 5,834
Spain (3.7%):
Financials (2.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 653,611 15,331
Industrials (1.1%):
Aena SME SA (b) ....................................................... 228,889 6,395
21,726
Sweden (1.5%):
Industrials (1.5%):
Atlas Copco AB , Class B ................................................. 534,073 8,541
Switzerland (11.5%):
Consumer Staples (3.4%):
Coca-Cola HBC AG (a) ................................................... 123,486 6,387
Nestle SA , Registered Shares .............................................. 137,222 13,624
20,011
Financials (1.7%):
Partners Group Holding AG ............................................... 2,791 3,425
UBS Group AG ........................................................ 138,821 6,412
9,837
Health Care (5.7%):
Novartis AG , Registered Shares ............................................. 115,617 15,936
Roche Holding AG ...................................................... 42,895 17,719
33,655
Information Technology (0.7%):
Logitech International SA , Registered Shares ................................... 43,256 4,392
67,895
United Kingdom (14.8%):
Communication Services (0.4%):
Auto Trader Group PLC (b) ................................................ 314,699 2,482
Consumer Discretionary (1.0%):
Next PLC ............................................................ 30,251 5,568
Consumer Staples (1.6%):
Imperial Brands PLC .................................................... 221,798 9,312
Energy (2.5%):
BP PLC .............................................................. 560,655 3,269
Shell PLC ............................................................ 316,496 11,662
14,931

Victory Portfolios
Victory RS International Fund
6
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (4.5%):
Barclays PLC ......................................................... 1,767,363 $ 11,311
HSBC Holdings PLC .................................................... 948,739 14,927
26,238
Health Care (1.5%):
GSK PLC ............................................................ 353,017 8,653
Industrials (0.7%):
Howden Joinery Group PLC ............................................... 374,104 4,186
Materials (1.7%):
Rio Tinto PLC ......................................................... 123,065 9,911
Utilities (0.9%):
Centrica PLC .......................................................... 2,404,713 5,482
86,763
United States (0.7%):
Consumer Discretionary (0.7%):
Carnival PLC (a) ........................................................ 126,785 3,841
Total Common Stocks (Cost $414,595) 573,442
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (d) ........ 929,088 929
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (d) ............ 929,088 929
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 929,088 929
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (d) . 929,088 929
Total Collateral for Securities Loaned (Cost $3,716) 3,716
Total Investments (Cost $418,311) — 98.1% 577,158
Other assets in excess of liabilities — 1.9% 10,922
NET ASSETS - 100.00% $ 588,080
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$15,913 (thousands) and amounted to 2.7% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory RS Global Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.5%)
Australia (1.1%):
Consumer Discretionary (0.7%):
Aristocrat Leisure Ltd. ................................................... 299,934 $ 11,609
Health Care (0.4%):
CSL Ltd. ............................................................. 59,727 6,872
18,481
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (a) (b) ................................................. 123,935 18,665
Canada (2.7%):
Consumer Staples (0.7%):
George Weston Ltd. ..................................................... 179,300 12,371
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 3,467 8,340
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 113,790 19,299
Utilities (0.4%):
Atco Ltd. , Class I ....................................................... 183,915 7,555
47,565
China (2.3%):
Communication Services (1.4%):
Tencent Holdings Ltd. ................................................... 330,200 25,342
Financials (0.9%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 18,890,000 15,286
40,628
Denmark (0.5%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 71,061 7,859
France (1.8%):
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 55,547 10,191
Industrials (1.2%):
Eiffage SA ............................................................ 77,631 11,122
Rexel SA ............................................................. 232,384 9,114
20,236
30,427
Germany (0.7%):
Industrials (0.7%):
Siemens AG , Registered Shares ............................................. 46,232 12,947
Indonesia (0.7%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk ........................................... 57,805,200 12,098
Ireland (0.7%):
Industrials (0.7%):
Eaton Corp. PLC ....................................................... 35,965 11,455
Italy (0.6%):
Utilities (0.6%):
Enel SpA ............................................................. 1,066,365 11,086
Japan (4.4%):
Communication Services (0.5%):
Kakaku.com, Inc. ....................................................... 555,900 8,196
Consumer Discretionary (0.3%):
Sanrio Co. Ltd. ........................................................ 172,100 5,386

Victory Portfolios
Victory RS Global Fund
8
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 118,600 $ 8,137
Financials (0.9%):
Mizuho Financial Group, Inc. .............................................. 458,600 16,738
Health Care (0.6%):
Hoya Corp. ........................................................... 73,300 11,119
Industrials (0.7%):
Fuji Electric Co. Ltd. .................................................... 153,400 11,635
Information Technology (0.9%):
Disco Corp. ........................................................... 23,300 7,100
Oracle Corp. .......................................................... 100,600 8,456
15,556
76,767
Netherlands (1.0%):
Information Technology (1.0%):
ASML Holding NV ..................................................... 15,803 17,027
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 357,944 7,774
Norway (0.5%):
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 324,587 8,322
Singapore (1.0%):
Financials (1.0%):
Singapore Exchange Ltd. ................................................. 1,341,500 17,663
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 634,490 6,716
Spain (1.6%):
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 873,902 20,498
Industrials (0.4%):
Aena SME SA (b) ....................................................... 266,960 7,458
27,956
Sweden (0.5%):
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 575,858 9,209
Switzerland (4.1%):
Consumer Staples (1.1%):
Nestle SA , Registered Shares .............................................. 185,224 18,390
Financials (1.1%):
Chubb Ltd. ........................................................... 33,129 10,340
Partners Group Holding AG ............................................... 7,516 9,225
19,565
Health Care (1.3%):
Roche Holding AG ...................................................... 55,047 22,738
Information Technology (0.6%):
Logitech International SA , Registered Shares ................................... 108,018 10,968
71,661
Taiwan (4.1%):
Financials (1.1%):
Cathay Financial Holding Co. Ltd. ........................................... 8,105,000 19,553
Information Technology (3.0%):
Lite-On Technology Corp. ................................................ 1,902,000 9,896

Victory Portfolios
Victory RS Global Fund
9
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 847,000 $ 41,641
51,537
71,090
United Kingdom (3.8%):
Consumer Discretionary (0.7%):
Next PLC ............................................................ 70,825 13,036
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 329,914 13,851
Financials (1.0%):
HSBC Holdings PLC .................................................... 1,136,755 17,885
Industrials (0.5%):
Howden Joinery Group PLC ............................................... 765,810 8,569
Materials (0.8%):
Rio Tinto PLC ......................................................... 168,481 13,569
66,910
United States (63.5%):
Communication Services (7.1%):
Alphabet, Inc. , Class C ................................................... 225,256 70,685
Meta Platforms, Inc. , Class A .............................................. 54,789 36,166
Netflix, Inc. (a) ......................................................... 186,802 17,515
124,366
Consumer Discretionary (7.1%):
Amazon.com, Inc. (a) .................................................... 181,971 42,003
Booking Holdings, Inc. ................................................... 3,464 18,551
Carnival Corp. (a) ....................................................... 284,462 8,687
McDonald's Corp. ...................................................... 76,218 23,295
PulteGroup, Inc. ........................................................ 100,219 11,752
Tesla, Inc. (a) .......................................................... 43,139 19,400
123,688
Consumer Staples (2.2%):
Colgate-Palmolive Co. ................................................... 252,997 19,992
PepsiCo, Inc. .......................................................... 125,281 17,980
37,972
Energy (2.5%):
APA Corp. ............................................................ 465,544 11,387
ConocoPhillips Co. ..................................................... 72,330 6,771
Exxon Mobil Corp. ..................................................... 204,991 24,669
42,827
Financials (8.6%):
Bank of America Corp. ................................................... 341,455 18,780
Jackson Financial, Inc. , Class A ............................................. 90,188 9,618
JPMorgan Chase & Co. .................................................. 95,646 30,819
Mastercard, Inc. , Class A ................................................. 55,067 31,437
S&P Global, Inc. ....................................................... 34,452 18,004
Synchrony Financial ..................................................... 137,508 11,472
The PNC Financial Services Group, Inc. ...................................... 52,469 10,952
Unum Group .......................................................... 251,905 19,523
150,605
Health Care (6.7%):
Amgen, Inc. ........................................................... 40,698 13,321
Dexcom, Inc. (a) ........................................................ 118,992 7,897
Doximity, Inc. , Class A (a) ................................................. 194,349 8,606
Eli Lilly & Co. ......................................................... 30,190 32,445
Gilead Sciences, Inc. .................................................... 130,578 16,027
IDEXX Laboratories, Inc. (a) ............................................... 23,305 15,766
Johnson & Johnson ..................................................... 108,464 22,447
116,509

Victory Portfolios
Victory RS Global Fund
10
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (4.3%):
Caterpillar, Inc. ........................................................ 44,408 $ 25,440
Curtiss-Wright Corp. .................................................... 28,702 15,823
Delta Air Lines, Inc. ..................................................... 219,247 15,216
Lennox International, Inc. ................................................. 15,736 7,641
Vertiv Holdings Co. , Class A ............................................... 63,098 10,222
74,342
Information Technology (19.9%):
Adobe, Inc. (a) ......................................................... 48,749 17,062
Apple, Inc. ........................................................... 319,532 86,868
Broadcom, Inc. ........................................................ 68,202 23,605
Cisco Systems, Inc. ..................................................... 306,291 23,593
Fortinet, Inc. (a) ........................................................ 219,367 17,420
Microsoft Corp. ........................................................ 154,210 74,579
NVIDIA Corp. ......................................................... 489,259 91,247
Texas Instruments, Inc. ................................................... 68,924 11,957
346,331
Materials (1.5%):
Alcoa Corp. ........................................................... 243,453 12,937
Freeport-McMoRan, Inc. ................................................. 253,654 12,883
25,820
Real Estate (1.9%):
Prologis, Inc. .......................................................... 111,640 14,252
Simon Property Group, Inc. ............................................... 103,125 19,089
33,341
Utilities (1.7%):
Constellation Energy Corp. ................................................ 32,904 11,624
Edison International ..................................................... 195,204 11,716
National Fuel Gas Co. ................................................... 69,079 5,531
28,871
1,104,672
Total Common Stocks (Cost $1,146,110) 1,696,978
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (a) (c) ............................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI ACWI ETF (d) .............................................. 36,187 5,120
Total Exchange-Traded Funds (Cost $4,004) 5,120
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (e) ........ 1,049,793 1,049
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (e) ............ 1,049,793 1,050
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (e) ............... 1,049,793 1,050
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (e) . 1,049,793 1,050
Total Collateral for Securities Loaned (Cost $4,199) 4,199
Total Investments (Cost $1,154,313) — 98.0% 1,706,297
Other assets in excess of liabilities — 2.0% 34,455
NET ASSETS - 100.00% $ 1,740,752
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$26,123 (thousands) and amounted to 1.5% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios
Victory RS Global Fund
11
Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(d) All or a portion of this security is on loan.
(e) Rate disclosed is the daily yield on December 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2025
12
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory RS
International Fund
Victory RS Global
Fund
Assets:
Investments, at value (Cost $418,311 and $1,154,313) $ 577,158(a) $ 1,706,297(b)
Foreign currency, at value (Cost $215 and $257) 216 257
Cash 12,717 35,850
Receivables:
Dividends, interest, and securities lending income 88 935
Capital shares issued 170 1,737
Investments sold 1,032 —
From Adviser 113 648
Reclaims 2,366 1,093
Prepaid expenses 52 74
Total Assets 593,912 1,746,891
Liabilities:
Payables:
Collateral received on loaned securities 3,716 4,199
Investments purchased 1,521 —
Capital shares redeemed 34 466
Accrued expenses and other payables:
Investment advisory fees 392 884
Administration fees 22 65
Custodian fees 14 33
Transfer agent fees 2 6
Sub-Transfer agent fees 35 324
Compliance fees —(c) 1
Trustees' fees —(c) 1
12b-1 fees 7 24
Other accrued expenses 89 136
Total Liabilities 5,832 6,139
Commitments and contingencies (Note 5 )
Net Assets:
Capital 431,331 1,219,448
Total accumulated earnings (loss) 156,749 521,304
Net Assets $ 588,080 $ 1,740,752
Net Assets:
Class A $ 44,529 $ 128,223
Class C 3,463 17,499
Class R 1,933 10,149
Class R6 403,841 247,098
Class Y 134,314 1,337,783
Total $ 588,080 $ 1,740,752
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 2,447 4,530
Class C 283 646
Class R 115 283
Class R6 27,720 12,003
Class Y 7,495 47,611
Total 38,060 65,073
Net asset value, offering and redemption price per share: (d)
Class A $ 18.20 $ 28.30
Class C(e) 12.25 27.08
Class R 16.79 35.84
Class R6 14.57 20.59
Class Y 17.92 28.10
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 19.31 $ 30.03
(a) Includes $3,508 thousand of securities on loan.
(b) Includes $4,089 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2025
13
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory RS
International Fund
Victory RS Global
Fund
Investment Income:
Dividends $ 15,673 $ 28,907
Interest 345 1,113
Securities lending (net of fees) 13 45
Foreign tax withholding (1,644) (1,988)
Total Income 14,387 28,077
Expenses:
Investment advisory fees 3,953 8,970
Administration fees 248 748
Sub-Administration fees 17 17
12b-1 fees — Class A 88 467
12b-1 fees — Class C 34 157
12b-1 fees — Class R 9 46
Custodian fees 70 159
Transfer agent fees — Class A 12 17
Transfer agent fees — Class C — (a) 2
Transfer agent fees — Class R — (a) 2
Transfer agent fees — Class R6 1 10
Transfer agent fees — Class Y 1 6
Sub-Transfer agent fees — Class A 36 298
Sub-Transfer agent fees — Class C 3 20
Sub-Transfer agent fees — Class R 3 12
Sub-Transfer agent fees — Class Y 122 1,155
Trustees' fees 25 69
Compliance fees 4 12
Legal and audit fees 65 110
State registration and filing fees 62 128
Interfund lending fees — 8
Other expenses 100 163
Total Expenses 4,853 12,576
Expenses waived/reimbursed by Adviser (539) (3,040)
Net Expenses 4,314 9,536
Net Investment Income (Loss) 10,073 18,541
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 21,528 (9,871)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 85,809 237,436
Net realized/unrealized gains (losses) on investments 107,337 227,565
Change in net assets resulting from operations $ 117,410 $ 246,106
(a) Rounds to less than $1 thousand.

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,073 $ 8,719 $ 18,541 $ 13,375
Net realized gains (losses) 21,528 10,218 (9,871) 7,859
Net change in unrealized appreciation/depreciation 85,809 2,255 237,436 157,038
Change in net assets resulting from operations 117,410 21,192 246,106 178,272
Distributions to Shareholders:
Class A (1,455) (510) (921) (1,986)
Class C (145) (60) (40) (70)
Class R (64) (25) (40) (41)
Class R6 (17,288) (7,270) (3,504) (4,398)
Class Y (4,687) (2,000) (13,576) (8,141)
Change in net assets resulting from distributions to shareholders (23,639) (9,865) (18,081) (14,636)
Change in net assets resulting from capital transactions 77,890 42,767 294,851 298,107
Change in net assets 171,661 54,094 522,876 461,743
Net Assets:
Beginning of period 416,419 362,325 1,217,876 756,133
End of period $ 588,080 $ 416,419 $ 1,740,752 $ 1,217,876

15
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 15,939 $ 8,275 $ 63,832 $ 120,903
Distributions reinvested 1,442 503 921 1,986
Cost of shares redeemed (7,794) (4,318) (172,967) (35,964)
Total Class A $ 9,587 $ 4,460 $ (108,214) $ 86,925
Class C
Proceeds from shares issued $ 208 $ 419 $ 3,332 $ 6,965
Distributions reinvested 145 60 39 70
Cost of shares redeemed (523) (185) (2,602) (588)
Total Class C $ (170) $ 294 $ 769 $ 6,447
Class R
Proceeds from shares issued $ 141 $ 162 $ 2,318 $ 2,196
Distributions reinvested 64 25 40 41
Cost of shares redeemed (71) (342) (1,506) (1,164)
Total Class R $ 134 $ (155) $ 852 $ 1,073
Class R6
Proceeds from shares issued $ 69,627 $ 8,813 $ 104,082 $ 111,683
Distributions reinvested 17,163 7,254 3,238 4,256
Cost of shares redeemed (33,082) (3,482) (167,672) (143,553)
Total Class R6 $ 53,708 $ 12,585 $ (60,352) $ (27,614)
Class Y
Proceeds from shares issued $ 51,342 $ 37,322 $ 729,794 $ 344,543
Distributions reinvested 4,683 1,998 13,530 8,101
Cost of shares redeemed (41,394) (13,737) (281,528) (121,368)
Total Class Y $ 14,631 $ 25,583 $ 461,796 $ 231,276
Change in net assets resulting from capital transactions $ 77,890 $ 42,767 $ 294,851 $ 298,107
Share Transactions:
Class A
Issued 914 554 2,531 5,249
Reinvested 80 34 33 82
Redeemed (456) (284) (6,607) (1,549)
Total Class A 538 304 (4,043) 3,782
Class C
Issued 19 41 139 314
Reinvested 12 6 1 3
Redeemed (44) (18) (109) (26)
Total Class C (13) 29 31 291
Class R
Issued 9 12 72 75
Reinvested 4 2 1 1
Redeemed (5) (24) (44) (40)
Total Class R 8 (10) 29 36
Class R6
Issued 4,955 697 5,658 6,598
Reinvested 1,182 608 159 239
Redeemed (2,381) (287) (9,153) (7,933)
Total Class R6 3,756 1,018 (3,336) (1,096)
Class Y
Issued 3,068 2,552 28,608 14,903
Reinvested 263 137 488 335
Redeemed (2,517) (911) (10,901) (5,268)
Total Class Y 814 1,778 18,195 9,970
Change in Shares 5,103 3,119 10,876 12,983

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory RS International Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $14.81 $14.31 $12.17 $14.76 $13.49
Investment Activities:
Net investment income (loss)(a) 0.30 0.28 0.24 0.32 0.27
Net realized and unrealized gains (losses) 3.70 0.49 2.17 (2.66) 1.62
Total from Investment Activities 4.00 0.77 2.41 (2.34) 1.89
Distributions to Shareholders from:
Net investment income (0.27) (0.27) (0.27) (0.22) (0.25)
Net realized gains (0.34) — — (0.03) (0.37)
Total Distributions (0.61) (0.27) (0.27) (0.25) (0.62)
Net Asset Value, End of Period $18.20 $14.81 $14.31 $12.17 $14.76
Total Return(b) 27.06% 5.39% 19.82% (15.89)% 14.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 1.77% 1.83% 1.82% 2.53% 1.80%
Gross Expenses(c) 1.34% 1.38% 1.41% 1.41% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $44,529 $28,266 $22,958 $20,077 $25,555
Portfolio Turnover(d) 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.14 $9.89 $8.50 $10.45 $9.72
Investment Activities:
Net investment income (loss)(a) 0.13 0.12 0.10 0.14 0.11
Net realized and unrealized gains (losses) 2.51 0.34 1.50 (1.86) 1.17
Total from Investment Activities 2.64 0.46 1.60 (1.72) 1.28
Distributions to Shareholders from:
Net investment income (0.19) (0.21) (0.21) (0.20) (0.18)
Net realized gains (0.34) — — (0.03) (0.37)
Total Distributions (0.53) (0.21) (0.21) (0.23) (0.55)
Net Asset Value, End of Period $12.25 $10.14 $9.89 $8.50 $10.45
Total Return(b) 26.08% 4.62% 18.88% (16.50)% 13.24%
Ratios to Average Net Assets:
Net Expenses(c) 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss) 1.11% 1.12% 1.05% 1.61% 1.03%
Gross Expenses(c) 2.39% 2.53% 2.51% 3.00% 3.07%
Supplemental Data:
Net Assets at end of period (000's) $3,463 $2,997 $2,638 $1,967 $1,147
Portfolio Turnover(d) 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory RS International Fund
Class R
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.70 $13.26 $11.30 $13.73 $12.58
Investment Activities:
Net investment income (loss)(a) 0.25 0.24 0.19 0.26 0.22
Net realized and unrealized gains (losses) 3.41 0.43 2.01 (2.47) 1.51
Total from Investment Activities 3.66 0.67 2.20 (2.21) 1.73
Distributions to Shareholders from:
Net investment income (0.23) (0.23) (0.24) (0.19) (0.21)
Net realized gains (0.34) — — (0.03) (0.37)
Total Distributions (0.57) (0.23) (0.24) (0.22) (0.58)
Net Asset Value, End of Period $16.79 $13.70 $13.26 $11.30 $13.73
Total Return(b) 26.78% 5.09% 19.49% (16.09)% 13.85%
Ratios to Average Net Assets:
Net Expenses(c) 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss) 1.55% 1.67% 1.54% 2.24% 1.58%
Gross Expenses(c) 2.28% 2.51% 2.39% 2.30% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $1,933 $1,463 $1,552 $1,653 $1,959
Portfolio Turnover(d) 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.95 $11.60 $9.91 $12.07 $11.14
Investment Activities:
Net investment income (loss)(a) 0.29 0.27 0.23 0.29 0.25
Net realized and unrealized gains (losses) 2.98 0.39 1.77 (2.17) 1.34
Total from Investment Activities 3.27 0.66 2.00 (1.88) 1.59
Distributions to Shareholders from:
Net investment income (0.31) (0.31) (0.31) (0.25) (0.29)
Net realized gains (0.34) — — (0.03) (0.37)
Total Distributions (0.65) (0.31) (0.31) (0.28) (0.66)
Net Asset Value, End of Period $14.57 $11.95 $11.60 $9.91 $12.07
Total Return(b) 27.42% 5.70% 20.17% (15.57)% 14.32%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 2.10% 2.16% 2.13% 2.80% 2.06%
Gross Expenses(c) 0.91% 0.92% 0.92% 0.92% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $403,841 $286,296 $266,101 $245,239 $296,211
Portfolio Turnover(d) 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory RS International Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $14.58 $14.09 $11.98 $14.54 $13.29
Investment Activities:
Net investment income (loss)(a) 0.33 0.32 0.27 0.35 0.30
Net realized and unrealized gains (losses) 3.65 0.48 2.14 (2.63) 1.60
Total from Investment Activities 3.98 0.80 2.41 (2.28) 1.90
Distributions to Shareholders from:
Net investment income (0.30) (0.31) (0.30) (0.25) (0.28)
Net realized gains (0.34) — — (0.03) (0.37)
Total Distributions (0.64) (0.31) (0.30) (0.28) (0.65)
Net Asset Value, End of Period $17.92 $14.58 $14.09 $11.98 $14.54
Total Return(b) 27.38% 5.65% 20.15% (15.71)% 14.38%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 1.98% 2.12% 2.08% 2.85% 2.02%
Gross Expenses(c) 1.03% 1.05% 1.05% 1.05% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $134,314 $97,397 $69,075 $66,799 $112,511
Portfolio Turnover(d) 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.40 $20.59 $16.41 $20.47 $17.27
Investment Activities:
Net investment income (loss)(a) 0.30 0.24 0.24 0.24 0.20
Net realized and unrealized gains (losses) 3.80 3.81 4.13 (4.13) 3.65
Total from Investment Activities 4.10 4.05 4.37 (3.89) 3.85
Distributions to Shareholders from:
Net investment income (0.20) (0.24) (0.19) (0.17) (0.18)
Net realized gains — — — — (0.47)
Return of capital — — — —(b) —
Total Distributions (0.20) (0.24) (0.19) (0.17) (0.65)
Net Asset Value, End of Period $28.30 $24.40 $20.59 $16.41 $20.47
Total Return(c) 16.83% 19.66% 26.62% (18.99)% 22.39%
Ratios to Average Net Assets:
Net Expenses(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 1.16% 1.04% 1.31% 1.39% 1.05%
Gross Expenses(d) 1.12% 1.14% 1.17% 1.17% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $128,223 $209,196 $98,626 $78,373 $71,792
Portfolio Turnover(e) 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Global Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $23.41 $19.80 $15.83 $19.73 $16.68
Investment Activities:
Net investment income (loss)(a) 0.07 0.06 0.08 0.11 0.06
Net realized and unrealized gains (losses) 3.66 3.67 3.98 (3.98) 3.52
Total from Investment Activities 3.73 3.73 4.06 (3.87) 3.58
Distributions to Shareholders from:
Net investment income (0.06) (0.12) (0.09) (0.03) (0.06)
Net realized gains — — — — (0.47)
Return of capital — — — —(b) —
Total Distributions (0.06) (0.12) (0.09) (0.03) (0.53)
Net Asset Value, End of Period $27.08 $23.41 $19.80 $15.83 $19.73
Total Return(c) 15.95% 18.76% 25.70% (19.61)% 21.52%
Ratios to Average Net Assets:
Net Expenses(d) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 0.30% 0.28% 0.47% 0.68% 0.35%
Gross Expenses(d) 1.92% 1.98% 2.09% 2.09% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $17,499 $14,403 $6,421 $3,872 $4,221
Portfolio Turnover(e) 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $30.88 $26.00 $20.68 $25.73 $21.57
Investment Activities:
Net investment income (loss)(a) 0.26 0.24 0.24 0.25 0.21
Net realized and unrealized gains (losses) 4.84 4.80 5.20 (5.19) 4.55
Total from Investment Activities 5.10 5.04 5.44 (4.94) 4.76
Distributions to Shareholders from:
Net investment income (0.14) (0.16) (0.12) (0.11) (0.13)
Net realized gains — — — — (0.47)
Return of capital — — — —(b) —
Total Distributions (0.14) (0.16) (0.12) (0.11) (0.60)
Net Asset Value, End of Period $35.84 $30.88 $26.00 $20.68 $25.73
Total Return(c) 16.54% 19.40% 26.29% (19.19)% 22.12%
Ratios to Average Net Assets:
Net Expenses(d) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 0.79% 0.80% 1.03% 1.16% 0.85%
Gross Expenses(d) 1.49% 1.56% 1.56% 1.57% 1.70%
Supplemental Data:
Net Assets at end of period (000's) $10,149 $7,848 $5,670 $5,130 $5,488
Portfolio Turnover(e) 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Global Fund
Class R6
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.82 $15.09 $12.06 $15.11 $12.87
Investment Activities:
Net investment income (loss)(a) 0.25 0.24 0.21 0.22 0.20
Net realized and unrealized gains (losses) 2.82 2.78 3.05 (3.06) 2.73
Total from Investment Activities 3.07 3.02 3.26 (2.84) 2.93
Distributions to Shareholders from:
Net investment income (0.30) (0.29) (0.23) (0.21) (0.22)
Net realized gains — — — — (0.47)
Return of capital — — — —(b) —
Total Distributions (0.30) (0.29) (0.23) (0.21) (0.69)
Net Asset Value, End of Period $20.59 $17.82 $15.09 $12.06 $15.11
Total Return(c) 17.23% 20.04% 27.02% (18.81)% 22.84%
Ratios to Average Net Assets:
Net Expenses(d) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 1.30% 1.39% 1.52% 1.70% 1.35%
Gross Expenses(d) 0.70% 0.71% 0.72% 0.73% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $247,098 $273,394 $248,014 $138,665 $99,708
Portfolio Turnover(e) 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.24 $20.44 $16.28 $20.31 $17.12
Investment Activities:
Net investment income (loss)(a) 0.32 0.30 0.27 0.29 0.26
Net realized and unrealized gains (losses) 3.83 3.78 4.11 (4.11) 3.62
Total from Investment Activities 4.15 4.08 4.38 (3.82) 3.88
Distributions to Shareholders from:
Net investment income (0.29) (0.28) (0.22) (0.21) (0.22)
Net realized gains — — — — (0.47)
Return of capital — — — —(b) —
Total Distributions (0.29) (0.28) (0.22) (0.21) (0.69)
Net Asset Value, End of Period $28.10 $24.24 $20.44 $16.28 $20.31
Total Return(c) 17.13% 19.97% 26.93% (18.82)% 22.78%
Ratios to Average Net Assets:
Net Expenses(d) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.26% 1.32% 1.43% 1.67% 1.34%
Gross Expenses(d) 0.80% 0.84% 0.84% 0.84% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $1,337,783 $713,035 $397,402 $196,898 $169,687
Portfolio Turnover(e) 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
26
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
27
valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................................... $ — $ 573,442 $ — $ 573,442
Collateral for Securities Loaned ................................... 3,716 — — 3,716
Total ....................................................... $ 3,716 $ 573,442 $ — $ 577,158
RS Global Fund
Common Stocks ............................................... 1,174,033 522,945 — 1,696,978
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 5,120 — — 5,120
Collateral for Securities Loaned ................................... 4,199 — — 4,199
Total ....................................................... $ 1,183,352 $ 522,945 $ —(a) $ 1,706,297
(a)
Zero market value security.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
28
loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS International Fund .............................................. $ 3,508 $ — $ 3,716
RS Global Fund .................................................. 4,089 — 4,199

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
29
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of December 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the
Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as
Sub-Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
RS International Fund ....................................................................... $ 200,406 $ 140,974
RS Global Fund ........................................................................... 792,531 503,096
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Fee Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
30
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended December 31, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS International Fund .................................................................................. $ —(a)
RS Global Fund ...................................................................................... 6
(a) Rounds to less than $1 thousand.
In effect until April 30, 2026
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
31
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries
December 31,
2026
December 31,
2027
December 31,
2028 Total
RS International Fund .................................................. $ 433 $ 516 $ 539 $ 1,488
RS Global Fund ...................................................... 1,225 2,330 3,040 6,595

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
32
will have a more significant impact on the Fund(s). Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the information technology or financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended December 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Global Fund ................................. Borrower $ — $ 33,645 4.57% $ 33,645

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
33
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2025, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of December 31, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of December 31, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Year Ended December 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
RS International Fund ....................................................... $ 11,249 $ 12,390 $ 23,639
RS Global Fund ........................................................... 18,081 — 18,081
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
RS International Fund ......................................................................... $ 9,865 $ 9,865
RS Global Fund ............................................................................ 14,636 14,636
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
RS International Fund ....... $ 2,616 $ 4,547 $ 7,163 $ 239 $ — $ 149,347 $ 156,749
RS Global Fund ........... 21 — 21 90 (17,898) 539,091 521,304
Short-Term
Amount Total
RS Global Fund ...................................................................... $ (17,898) $ (17,898)
Amount
RS International Fund .................................................................................. $ (3,949)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS International Fund ................................. $ 427,811 $ 170,842 $ (21,495) $ 149,347
RS Global Fund ..................................... 1,167,206 576,927 (37,836) 539,091

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
34
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025 were determined to not be significant.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

35
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of Portfolio investments, of Victory RS International Fund and Victory
RS Global Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 20, 2026

Supplemental Information
December 31, 2025
Victory Portfolios
36
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2025, were as follows:
Percent
RS Global Fund .................................................................................... 57%
Amount
RS International Fund ................................................................................ $ 12,390
Foreign Source Income Foreign Tax Expense
RS International Fund ........................................................ $ 0.38 $ 0.03

Victory Portfolios
37
(Unaudited)
Supplemental Information — continued
December 31, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 4, 2025.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole.
The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The
Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained

Supplemental Information — continued
December 31, 2025
Victory Portfolios
38
(Unaudited)
redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory RS International Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the three-, five-, and ten-year periods, underperformed the benchmark index for the one-year period, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five-, and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory RS Global Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five-, and ten-year periods,

Supplemental Information — continued
December 31, 2025
Victory Portfolios
39
(Unaudited)
underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five-, and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-AR (12/25)

December 31, 2025
Annual: Full Financials
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Low Duration Bond Fund
3
Victory High Yield Fund
11
Victory Floating Rate Fund
22
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
29
Statements of Operations
30
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements (Form N-CSR Item 7) 44
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 55
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
56
Advisory Contract Approval (Form N-CSR Item 11)
57

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Low Duration Bond Fund
3
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (23.8%)
ABS Auto (12.2%):
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.50%, 9/15/33, Callable
4/15/29 @ 100(a) ................................................... $ 232 $ 233
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83%, 1/13/31,
Callable 4/12/29 @ 100(a) ............................................ 200 201
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 10/15/28 @ 100(a) ........................................... 127 130
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750 792
CarMax Auto Owner Trust, Series 2022-3, Class D, 6.20%, 1/16/29, Callable 10/15/26 @ 100 250 253
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 89 90
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 382 394
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 200 204
Series 2024-3A, Class B, 4.85%, 11/15/34, Callable 5/15/28 @ 100(a) ............. 250 250
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/29 @
100(a) ........................................................... 250 256
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 500 518
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 208 210
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 328 339
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 7/15/28 @
100(a) ........................................................... 202 206
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 11/15/30
@ 100(a) ......................................................... 200 200
Ford Credit Auto Lease Trust ..............................................
Series 2023-B, Class B, 6.20%, 2/15/27, Callable 3/15/26 @ 100 ................. 210 210
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 393 395
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.87%, 5/15/28, Callable 2/15/26
@ 100(a) ......................................................... 250 247
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable
10/15/28 @ 100(a) .................................................. 500 524
GM Financial Automobile Leasing Trust, Series 2024-1, Class B, 5.33%, 3/20/28, Callable
7/20/26 @ 100 ..................................................... 400 402
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750 762
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 5.32%
(SOFR30A+140bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) ................... 110 110
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 1/15/28 @
100(a) ........................................................... 400 406
Lobel Automobile Receivables Trust, Series 2025-1, Class C, 5.70%, 1/15/30, Callable
12/15/27 @ 100(a) .................................................. 225 227
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 158 159
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 250 254
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @
100(a) ........................................................... 463 473
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 350 352
PenFed Auto Receivables Owner Trust, Series 2024-A, Class B, 4.97%, 5/15/30, Callable
11/15/28 @ 100(a) .................................................. 400 404
Prestige Auto Receivables Trust, Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 2/15/29 @
100(a) ........................................................... 88 89
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 9/15/27 @ 100(a) ............... 6 6
Series 2025-A, Class C, 4.66%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 250 251
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 225 229
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 250 257
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.19%, 7/25/31, Callable
3/25/28 @ 100(a) ................................................... 68 69
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 1/20/26 @ 100(a) 75 74

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class B, 4.79%, 6/20/29,
Callable 12/20/27 @ 100(a) ........................................... $ 200 $ 201
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
8/25/28 @ 100(a) ................................................... 212 213
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 12/25/26 @ 100(a) ....... 100 101
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 42 42
Series 2025-3A, Class C, 4.79%, 9/18/40(a) ................................ 250 251
10,984
ABS Card (0.2%):
Trillium Credit Card Trust II, Series 2025-1A, Class B, 4.41%, 9/26/30(a) .............. 200 200
ABS Other (11.4%):
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31,
Callable 1/20/28 @ 100(a) ............................................ 197 199
Ansley Park Capital LLC, Series 2025-A, Class B, 4.60%, 4/20/35, Callable 9/20/30 @ 100(a) 250 251
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 206 211
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 123 127
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 215 210
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 468 472
CCG Receivables Trust, Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) . 500 516
Clarus Capital Funding LLC, Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 2/20/28 @
100(a) ........................................................... 175 176
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 250 249
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 38 38
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 2/20/28 @ 100(a) . 336 343
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable
5/20/27 @ 100(a) ................................................... 465 454
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 11/15/26 @
100 ............................................................. 196 197
Dell Equipment Finance Trust ..............................................
Series 2023-3, Class B, 6.05%, 4/23/29, Callable 5/22/26 @ 100(a) ............... 250 252
Series 2025-2, Class C, 4.53%, 3/24/31, Callable 6/22/28 @ 100(a) ............... 150 150
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 250 254
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 4/20/28 @ 100(a) ...... 281 287
Ford Credit Floorplan Master Owner Trust A, Series 2024-4, Class B, 4.61%, 9/15/31(a) .... 350 356
Granite Park Equipment Leasing LLC, Series 2023-1A, Class A3, 6.46%, 9/20/32, Callable
2/20/30 @ 100(a) ................................................... 92 93
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 250 254
Series 2025-2, Class B, 4.50%, 9/15/32, Callable 1/15/30 @ 100(a) ............... 150 151
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 1/20/27 @ 100(a) .............. 716 718
Series 2024-1A, Class C, 5.33%, 5/20/31, Callable 8/20/27 @ 100(a) .............. 500 503
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 7/14/31, Callable 6/13/29
@ 100(a) ......................................................... 250 254
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 1/15/29 @ 100(a) ... 158 160
NMEF Funding LLC ....................................................
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 350 355
Series 2025-B, Class B, 4.73%, 1/18/33, Callable 3/15/29 @ 100(a) ............... 125 125
PEAC Solutions Receivables LLC, Series 2024-2A, Class B, 4.83%, 10/20/31, Callable
7/20/27 @ 100(a) ................................................... 313 315
Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30, Callable
3/15/27 @ 100(a) ................................................... 424 429
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 200 196
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 200 198
SCF Equipment Leasing LLC, Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 2/20/30 @
100(a) ........................................................... 250 258

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.90%, 3/25/48, Callable 3/25/26
@ 100(a) ......................................................... $ 200 $ 200
Tricon Residential Trust, Series 2024-SFR4, Class B, 4.65%, 11/17/41, Callable 11/17/29 @
100(a)(c) ......................................................... 300 298
VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @
100(a) ........................................................... 250 252
Verdant Receivables LLC, Series 2025-1A, Class B, 5.37%, 5/12/33, Callable 9/12/29 @
100(a) ........................................................... 250 255
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/31, Callable 12/20/28 @ 100(a) . 250 256
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 146 148
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 100 100
10,260
Total Asset-Backed Securities (Cost $21,113)
a
a
a
21,444
Collateralized Mortgage Obligations (12.4%)
Agency CMO Other (5.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 345 350
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 319 318
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 275 278
Federal National Mortgage Association .......................................
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 266 266
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 464 469
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 166 168
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 146 147
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 592 602
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 297 299
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 388 391
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 417 426
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 158 158
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 151 152
Series 2025-131, Class CE, 4.50%, 12/20/53 ............................... 239 239
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 384 386
4,649
Commercial MBS (7.2%):
ALA Trust, Series 2025-OANA, Class A, 5.49% (TSFR1M+174bps), 6/15/40(a)(b)(c) ...... 150 150
BX Trust .............................................................
Series 2025-GW, Class A, 5.35% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 250 250
Series 2025-VOLT, Class B, 5.85% (TSFR1M+210bps), 12/15/44(a)(b)(c) .......... 197 197
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
11/10/26 @ 100 .................................................... 242 241
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable
7/10/26 @ 100 ..................................................... 725 719
COMM Mortgage Trust, Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) .............. 300 316
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable
5/15/26 @ 100 ..................................................... 528 526
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 . 500 498
GFH Mortgage Trust, Series 2025-IND, Class A, 5.15%, 6/15/33(a)(c) ................. 250 253
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. 700 698
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.59% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 250 251
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49,
Callable 11/15/27 @ 100 ............................................. 226 225
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(c) ........ 250 241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 500 497
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(c) ................ 200 186
SHR Trust, Series 2024-LXRY, Class A, 5.70% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 211 211

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.19% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... $ 250 $ 247
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 750 744
6,450
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 12/25/34 ............... 13 11
Total Collateralized Mortgage Obligations (Cost $10,877)
a
a
a
11,110
Corporate Bonds (31.6%)
Communication Services (0.3%):
TEGNA, Inc., 4.63%, 3/15/28, Callable 2/5/26 @ 100 ............................. 250 247
Consumer Discretionary (2.2%):
Daimler Truck Finance North America LLC, 5.25%, 1/13/30, Callable 12/13/29 @ 100(a) ... 250 257
General Motors Financial Co., Inc., 5.05%, 4/4/28 ............................... 250 254
Mattel, Inc., 5.88%, 12/15/27, Callable 2/5/26 @ 100(a) ........................... 250 251
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500 506
Volkswagen Group of America Finance LLC, 4.95%, 8/15/29, Callable 7/15/29 @ 100(a) ... 500 506
YMCA of Greater New York, 5.18%, 8/1/30, Callable 5/1/30 @ 100 .................. 250 253
2,027
Consumer Staples (1.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 2/5/26 @ 100(a) ............................................. 250 251
Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(a) .............................. 350 358
Sodexo, Inc., 5.15%, 8/15/30, Callable 7/15/30 @ 100(a) .......................... 250 256
865
Energy (1.2%):
Energy Transfer LP, 5.63%, 5/1/27, Callable 1/21/26 @ 100(a) ...................... 500 500
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100 .................... 350 353
HF Sinclair Corp., 5.00%, 2/1/28, Callable 1/16/26 @ 101.25 ....................... 215 215
1,068
Financials (17.4%):
Ally Financial, Inc., 4.70% (H15T5Y+387bps), Callable 5/15/26 @ 100(b)(e)(f) .......... 150 148
American Express Co., 3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(b)(f) .......... 250 247
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 500 518
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350 367
Apollo Global Management, Inc., 4.60%, 1/15/31, Callable 12/15/30 @ 100 ............. 150 151
Athene Global Funding, 5.52%, 3/25/27(a) ..................................... 250 254
Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28, Callable 10/15/28 @ 100(a) .......... 200 201
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500 530
Bank of America Corp., 4.92% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ........ 516 519
Capital Impact Partners, 5.34%, 8/1/30, Callable 5/1/30 @ 100 ...................... 200 206
Citigroup, Inc., 3.88% (H15T5Y+342bps), Callable 2/18/26 @ 100(b)(f) ............... 250 249
Citizens Financial Group, Inc., 4.00% (H15T5Y+322bps), Callable 10/6/26 @ 100(b)(f) .... 250 249
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 326 331
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500 522
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 250 250
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 500 523
F&G Annuities & Life, Inc., 6.50%, 6/4/29, Callable 5/4/29 @ 100 ................... 500 521
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(b) ........... 250 258
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500 492
GA Global Funding Trust, 5.50%, 1/8/29(a) .................................... 400 411
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) .... 350 363
Horace Mann Educators Corp., 4.70%, 10/1/30, Callable 9/1/30 @ 100 ................ 250 248
Hyundai Capital America, Inc., 4.55%, 9/26/29, Callable 8/26/29 @ 100(a) ............. 250 251
JPMorgan Chase & Co., 4.99% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(b) ...... 500 504
KeyCorp, 5.00%, Callable 9/15/26 @ 100(f) ................................... 250 249
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27, Callable 2/5/26 @ 100(a) .................................. 150 149
7.00%, 7/15/31, Callable 7/15/27 @ 103.5(a) ............................... 250 265

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ $ 500 $ 518
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 200 199
New York Life Global Funding, 5.45%, 9/18/26(a) ............................... 500 505
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 500 519
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 3/30/29, Callable 2/28/29 @ 100(a) 400 411
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400 414
Reliance Standard Life Global Funding II, 2.75%, 1/21/27(a) ........................ 350 344
RGA Global Funding, 6.00%, 11/21/28(a) ..................................... 400 420
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26, Callable 2/5/26 @
100(a) ........................................................... 500 493
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500 500
Santander Holdings USA, Inc., 5.47% (SOFR+161bps), 3/20/29, Callable 3/20/28 @ 100(b) . 350 358
The Charles Schwab Corp., 4.00% (H15T5Y+317bps), Callable 6/1/26 @ 100(b)(f) ....... 250 248
The Goldman Sachs Group, Inc., 5.61% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(b) 500 507
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 500 499
U.S. Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(b) ............. 500 504
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(f) ............ 250 249
15,664
Health Care (3.0%):
Baxter International, Inc., 4.45%, 2/15/29, Callable 1/15/29 @ 100 ................... 84 84
Centene Corp., 4.25%, 12/15/27, Callable 1/21/26 @ 100 .......................... 621 617
CommonSpirit Health, 4.35%, 9/1/30, Callable 6/1/30 @ 100 ....................... 250 249
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 500 513
Lifespan Corp., 5.05%, 2/15/30, Callable 8/15/29 @ 100 ........................... 300 304
The Cigna Group, 4.50%, 9/15/30, Callable 8/15/30 @ 100 ......................... 250 252
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 687 676
2,695
Industrials (2.6%):
American Airlines Pass Through Trust, 3.60%, 9/22/27 ............................ 660 650
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 400 422
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 500 528
United Airlines Pass Through Trust
4.00%, 4/11/26 ..................................................... 214 214
5.88%, 10/15/27 .................................................... 85 87
3.45%, 12/1/27 .................................................... 283 280
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 197 202
2,383
Information Technology (0.8%):
Gartner, Inc., 4.95%, 3/20/31, Callable 2/20/31 @ 100 ............................ 250 251
Global Payments, Inc., 4.88%, 11/15/30, Callable 10/15/30 @ 100 .................... 250 250
Keysight Technologies, Inc., 5.35%, 7/30/30, Callable 6/30/30 @ 100 ................. 250 261
762
Materials (1.0%):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 350 355
Fortitude Group Holdings LLC, 6.25%, 4/1/30, Callable 1/1/30 @ 100(a)(e) ............. 500 521
876
Real Estate (1.5%):
CBRE Services, Inc., 4.80%, 6/15/30, Callable 5/15/30 @ 100 ....................... 300 304
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 250 250
Kimco Realty OP LLC, 2.80%, 10/1/26, Callable 7/1/26 @ 100 ...................... 286 284
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 500 503
1,341
Utilities (0.6%):
Jersey Central Power & Light Co., 4.40%, 1/15/31, Callable 12/15/30 @ 100(a) .......... 250 249
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 1/15/26 @ 100(b) ........ 250 250
499
Total Corporate Bonds (Cost $27,839)
a
a
a
28,427

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (13.0%)
Communication Services (0.2%):
Grupo Televisa SAB, 4.63%, 1/30/26 ......................................... $ 200 $ 199
Energy (0.6%):
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500 529
Financials (8.8%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 420 426
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 152 158
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 181 188
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... 500 521
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(b) ............. 750 793
Brookfield Asset Management Ltd., 4.65%, 11/15/30, Callable 10/15/30 @ 100 .......... 330 333
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26 ............................ 500 508
Deutsche Bank AG, 5.05% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) ....... 500 502
Enstar Group Ltd., 4.95%, 6/1/29, Callable 3/1/29 @ 100 .......................... 500 504
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 250 261
Federation des Caisses Desjardins du Quebec, 4.57%, 8/26/30(a) ..................... 275 277
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @ 100(a)
(b) ............................................................. 500 509
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500 505
Societe Generale SA, 5.52% (H15T1Y+150bps), 1/19/28, Callable 1/19/27 @ 100(a)(b) .... 500 506
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750 775
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500 507
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b) . 200 199
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 500 501
7,973
Industrials (1.5%):
Air Canada Pass Through Trust
3.75%, 12/15/27(a) .................................................. 149 147
4.13%, 12/15/27(a) .................................................. 393 385
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500 527
Tyco Electronics Group SA, 4.50%, 2/9/31, Callable 1/9/31 @ 100 ................... 250 253
1,312
Information Technology (1.3%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. 250 253
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30, Callable 10/18/30 @ 100 .... 250 250
Kioxia Holdings Corp., 6.25%, 7/24/30, Callable 7/24/27 @ 103.13(a) ................. 150 155
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500 520
1,178
Utilities (0.6%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(g) ............................ 500 502
Total Yankee Dollars (Cost $11,394)
a
a
a
11,693
Municipal Bonds (0.7%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 250 255
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue, Series A, 5.52%, 7/1/35 ........ 200 204
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 200 203
Total Municipal Bonds (Cost $650)
a
a
a
662

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corporation
7.00%, 9/1/38 ..................................................... $ 1 $ 1
5.50%, 10/1/38 .................................................... 284 292
4.00%, 1/1/40 ..................................................... 286 283
5.00%, 8/1/40 ..................................................... 278 285
4.50%, 10/1/40 .................................................... 148 149
1,010
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 373 390
4.50%, 11/1/40 ..................................................... 294 294
5.00%, 2/1/41 - 10/1/41 .............................................. 1,094 1,119
1,803
Total U.S. Government Agency Mortgages (Cost $2,904)
a
a
a
2,813
U.S. Treasury Obligations (11.4%)
U.S. Treasury Notes
4.50%, 7/15/26 .................................................... 1,650 1,658
1.13%, 10/31/26 .................................................... 425 417
4.00%, 1/15/27 .................................................... 500 502
3.88%, 11/30/27 .................................................... 1,500 1,511
4.00%, 6/30/28 .................................................... 1,000 1,012
1.25%, 9/30/28 .................................................... 825 776
2.75%, 5/31/29 .................................................... 1,600 1,557
3.75%, 6/30/30 .................................................... 2,850 2,860
Total U.S. Treasury Obligations (Cost $10,157)
a
a
a
10,293
Commercial Paper (3.0%)
Industrials (0.6%):
Air Lease Corp., 4.01%, 1/2/26(a)(h) ......................................... 500 500
Information Technology (1.0%):
Jabil, Inc.
4.38%, 1/2/26(a)(h) ................................................. 275 275
4.39%, 1/8/26(a)(h) ................................................. 600 599
874
Real Estate (0.5%):
Boston Properties LP, 3.89%, 1/8/26(a)(h) ..................................... 500 500
Utilities (0.9%):
Evergy Missouri West, Inc., 3.81%, 1/5/26(a)(h) ................................. 850 849
Total Commercial Paper (Cost $2,724)
a
a
a
2,723
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.69%(i) ........ 171,113 171
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.69%(i) ............ 171,113 171
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(i) ................ 171,113 171
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.69%(i) . 171,113 171
Total Collateral for Securities Loaned (Cost $684)
a
a
a
684
Total Investments (Cost $88,342) — 99.8% 89,849
Other assets in excess of liabilities —  0.2% 202
NET ASSETS - 100.00% $ 90,051
At December 31, 2025, the Fund's investments in foreign securities were 13.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$43,330 (thousands) and amounted to 48.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.

Victory Portfolios
Victory Low Duration Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at December 31, 2025.
(i) Rate disclosed is the daily yield on December 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of December 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2025.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory High Yield Fund
11
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.4%)
ABS Auto (0.0%):(a)
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class C , 6 .81% , 9/26/33 , Callable
8/25/28 @ 100 (b) ................................................... $ 85 $ 85
ABS Other (0.4%):
Frontier Issuer LLC , Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (b) ... 460 473
Total Asset-Backed Securities (Cost $572)
a
a
a
558
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
BAHA Trust , Series 2024-MAR , Class C , 7 .52% , 12/10/41 (b) (c) (d) ................... 107 112
Total Collateralized Mortgage Obligations (Cost $112)
a
a
a
112
Shares
Common Stocks (1.6%)
Consumer Discretionary (0.4%):
Men's Wearhouse, Inc. (e) (f) ............................................... 20,063 442
Health Care (1.2%):
Air Methods Corp. (e) .................................................... 11,817 1,536
Covis Parent SCA, Class A Shares (e) (g) ....................................... 1,622 —
Covis Parent SCA, Class B Shares (e) (g) ....................................... 1,622 —
Covis Parent SCA, Class C Shares (e) (g) ....................................... 1,622 —
Covis Parent SCA, Class D Shares (e) (g) ...................................... 1,622 —
Covis Parent SCA, Class E Shares (e) (g) ....................................... 1,622 —
1,536
Total Common Stocks (Cost $223)
a
a
a
1,978
Principal Amount
(000)
Senior Secured Loans (5.7%)
Communication Services (0.9%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .86% ( SOFR03M + 688 bps ) , 5/15/31 (h) 315 315
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 9 .49% ( SOFR01M + 575 bps ) ,
6/30/28 (h) ........................................................ 202 204
Versant Media Group, Inc, Term Loan B, First Lien , 10/23/30 (i) ..................... 250 250
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien , 6 .92% ( SOFR01M + 300 bps ) ,
3/11/30 (h) ........................................................ 286 271
1,040
Consumer Discretionary (2.4%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .73%
( SOFR01M + 700 bps ) , 1/4/29 (h) ......................................... 609 609
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .17% ( SOFR01M + 325 bps ) , 1/23/32 (h) 149 149
Metropolis Technologies, Inc., Initial Term Loan, First Lien , 8 .98% ( SOFR06M + 525 bps ) ,
11/3/32 (h) ........................................................ 260 257
Ontario Gaming GTA LP, Term B Loans, First Lien , 8 .24% ( SOFR03M + 425 bps ) , 8/1/30 (h) .. 105 97
Petco Health and Wellness Co., Inc., Initial Term Loan, First Lien , 7 .25% ( SOFR03M + 325 bps ) ,
3/6/28 (h) ......................................................... 1,404 1,388
PetSmart, Inc., Initial Term Loan, First Lien , 7 .73% ( SOFR01M + 400 bps ) , 8/18/32 (h) ...... 500 497
2,997
Energy (0.1%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien , 8 .20%
( SOFR06M + 450 bps ) , 11/18/30 (h) ....................................... 199 162
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .74% ( SOFR01M + 200 bps ) , 2/11/30 (h) ...... 50 50
212
Financials (1.5%):
1261229 BC Ltd., Initial Term Loans, First Lien , 10 .17% ( SOFR01M + 625 bps ) , 10/8/30 (h) .. 100 97
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien , 9 .00% ( SOFR03M + 500 bps ) ,
8/6/30 (h) ......................................................... 857 836
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien , 9 .17% ( SOFR01M + 525 bps ) , 7/8/30 (h) .. 410 395

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien , 6 .49%
( SOFR03M + 275 bps ) , 4/18/30 (h) ........................................ $ 175 $ 175
Osaic Holdings, Inc., Initial Term Loan, First Lien , 6 .92% ( SOFR01M + 300 bps ) , 8/2/32 (h) .. 52 52
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 7 .17%
( SOFR01M + 325 bps ) , 6/17/32 (h) ........................................ 102 101
Voyager Parent LLC, Term B Loan, First Lien , 8 .75% ( SOFR03M + 475 bps ) , 7/1/32 (h) ..... 200 199
1,855
Health Care (0.2%):
Bausch + Lomb Corp., Third Amendment Term Loan, First Lien , 8 .17% ( SOFR01M + 425 bps ) ,
1/15/31 (h) ........................................................ 149 151
Covis Pharma Holdings SARL, Dollar Term B Loan, First Lien , 2/18/27 (g) (i) ............ 1,423 57
208
Industrials (0.5%):
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (h) ........ 155 155
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 8 .92% ( SOFR01M + 500 bps ) ,
5/15/28 (h) ........................................................ 193 194
Twitter, Inc., Tranche B-1 Loan, First Lien , 10 .20% ( SOFR06M + 650 bps ) , 10/29/29 (h) ..... 198 194
543
Information Technology (0.1%):
Sandisk Corp., Term B Loan, First Lien , 6 .86% ( SOFR03M + 300 bps ) , 2/23/32 (h) ......... 144 145
Total Senior Secured Loans (Cost $8,319)
a
a
a
7,000
Corporate Bonds (61.8%)
Communication Services (11.3%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 2/5/26 @ 105.13 (b) .............................. 93 97
10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (b) (j) ........................... 317 350
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (b) (j) .............................. 100 88
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (b) (j) ............................ 1,535 1,307
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
2/5/26 @ 104 (b) .................................................... 750 652
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 2/5/26 @ 101.88 (b) ................................ 92 91
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (b) ............................... 194 205
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (b) .............................. 321 340
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (b) .................. 900 671
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 2/5/26 @ 100 (b) ........... 2,028 553
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5 .88% , 8/15/27 , Callable 2/5/26 @ 101.47 (b) ............................... 40 40
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (b) ............................... 484 495
DISH DBS Corp. , 7 .75% , 7/1/26 ............................................ 395 390
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 1/16/26 @ 102.94 (b) (j) .............. 1,366 1,421
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 579 640
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (k) ............................... 507 520
Frontier Communications Holdings LLC
5 .88% , 10/15/27 , Callable 2/5/26 @ 100 (b) ................................ 1,750 1,752
6 .75% , 5/1/29 , Callable 2/5/26 @ 101.69 (b) ................................ 129 130
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (b) ............................. 44 47
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (b) ............................ 214 161
9 .63% , 7/15/32 , Callable 7/15/28 @ 104.81 (b) .............................. 25 26
iHeartCommunications, Inc. , 7 .00% , 1/15/31 , Callable 12/20/26 @ 103.5 (b) ............. 197 162
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 1/21/26 @ 101.81 ................................ 129 121
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (b) .............................. 27 27
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 1/16/26 @ 100 (b) .............. 300 297
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (b) ......................... 150 148

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 2/5/26 @ 100 (b) (j) ............................... $ 218 $ 200
5 .38% , 1/15/31 , Callable 2/5/26 @ 102.69 (b) ............................... 143 108
Sinclair Television Group, Inc. , 8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (b) ........... 280 293
The E.W. Scripps Co. , 9 .88% , 8/15/30 , Callable 8/15/27 @ 104.94 (b) .................. 136 136
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC , 8 .63% , 6/15/32 , Callable
6/15/28 @ 104.31 (b) (j) ............................................... 102 101
Univision Communications, Inc.
7 .38% , 6/30/30 , Callable 2/5/26 @ 103.69 (b) ............................... 350 356
9 .38% , 8/1/32 , Callable 8/1/28 @ 104.69 (b) ................................ 205 220
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (b) .............. 134 138
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 963 680
Windstream Services LLC , 7 .50% , 10/15/33 , Callable 10/15/28 @ 103.75 (b) ............ 215 220
Zayo Group Holdings, Inc.
9 .25% , 3/9/30 , Callable 1/16/26 @ 100 (b) (l) ............................... 609 579
7 .75% , 9/9/30 , Callable 2/5/26 @ 100 (b) (j) (m) .............................. 110 101
13,863
Consumer Discretionary (8.2%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (b) (j) ............... 575 579
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (b) ................ 344 354
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (b) .......... 675 656
Ashton Woods USA LLC/Ashton Woods Finance Co.
4 .63% , 4/1/30 , Callable 2/5/26 @ 102.31 (b) ................................ 565 539
6 .88% , 8/1/33 , Callable 8/1/28 @ 103.44 (b) ................................ 270 271
Beazer Homes USA, Inc. , 7 .50% , 3/15/31 , Callable 3/15/27 @ 103.75 (b) ............... 650 658
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (b) (j) ................. 175 171
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 2/5/26 @ 101.19 (b) ...................... 354 349
Caesars Entertainment, Inc.
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (b) .............................. 508 520
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (b) (j) ............................. 328 319
Century Communities, Inc. , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (b) ................ 300 285
Churchill Downs, Inc. , 6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (b) ................... 125 130
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
2/5/26 @ 101.69 (b) (j) ................................................ 23 22
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (b) ............... 200 206
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (b) ........... 325 311
Lithia Motors, Inc. , 4 .38% , 1/15/31 , Callable 2/5/26 @ 102.19 (b) .................... 503 483
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 1/21/26 @ 101.24 ........................ 410 408
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 25 26
Newell Brands, Inc.
6 .63% , 5/15/32 , Callable 2/15/32 @ 100 (j) ................................. 218 211
7 .38% , 4/1/36 , Callable 10/1/35 @ 100 ................................... 80 75
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 (j) .......................... 147 141
PetSmart LLC/PetSmart Finance Corp.
7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (b) .............................. 550 559
10 .00% , 9/15/33 , Callable 9/15/28 @ 105 (b) ............................... 50 51
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (b) . 150 124
Saks Global Enterprises LLC
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (b) ............................ 73 5
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (b) ............................ 201 1
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 2/5/26
@ 103.31 (b) ...................................................... 178 158
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. , 6 .63% ,
5/1/32 , Callable 5/1/27 @ 103.31 (b) ..................................... 357 360
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (b) ......................... 250 249
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (b) ............................... 175 178
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (b) .................................. 188 189
5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (b) ............................... 55 57
The Michaels Cos., Inc. , 7 .88% , 5/1/29 , Callable 1/16/26 @ 101.97 (b) ................. 164 151
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (b) ..................... 160 166

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Weekley Homes LLC/Weekley Finance Corp.
4 .88% , 9/15/28 , Callable 2/5/26 @ 100.81 (b) ............................... $ 250 $ 246
6 .75% , 1/15/34 , Callable 1/15/29 @ 103.38 (b) .............................. 439 445
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (b) ............. 450 437
10,090
Consumer Staples (5.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/5/26 @ 103.25 (b) ............................... 1,072 1,094
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (b) .............................. 1,204 1,237
5 .75% , 3/31/34 , Callable 11/15/28 @ 102.88 (b) ............................. 120 120
C&S Group Enterprises LLC , 5 .00% , 12/15/28 (b) ................................ 526 487
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (b) .............................. 339 348
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (b) ............................... 52 52
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 1/16/26 @ 101.03 (b) .............. 499 477
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (b) ...................... 277 285
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 2/5/26 @ 101.06 (b) ................................ 25 25
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (b) .............................. 775 800
Post Holdings, Inc.
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (b) .............................. 760 782
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (b) ................................ 115 116
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (b) .................. 508 529
U.S. Foods, Inc. , 5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (b) ..................... 724 737
7,089
Energy (4.3%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 2/5/26 @ 104.19 (b) ................ 740 770
Crescent Energy Finance LLC , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (b) (j) .......... 158 156
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (b) ................ 285 297
Hilcorp Energy I LP/Hilcorp Finance Co.
5 .75% , 2/1/29 , Callable 2/5/26 @ 100.96 (b) ................................ 161 159
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (b) .............................. 315 299
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 2/5/26 @ 101.31 (b) ....................... 250 244
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (b) ........ 239 229
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (b) ................. 327 307
Permian Resources Operating LLC
5 .88% , 7/1/29 , Callable 2/5/26 @ 101.47 (b) ................................ 280 281
6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (b) ................................ 21 22
Sunoco LP
7 .88% ( H15T5Y + 423 bps ) , Callable 9/18/30 @ 100 (b) (h) (n) .................... 106 109
7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (b) ................................ 312 330
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (b) ................................ 400 410
5 .88% , 3/15/34 , Callable 9/15/28 @ 102.94 (b) .............................. 159 159
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 7 .38% , 2/15/29 , Callable 2/15/26
@ 103.69 (b) ...................................................... 130 134
Venture Global LNG, Inc.
9 .00% ( H15T5Y + 544 bps ) , Callable 9/30/29 @ 100 (b) (h) (n) .................... 384 303
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (b) (j) .............................. 210 217
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (b) ........ 711 778
5,204
Financials (7.4%):
Acrisure LLC/Acrisure Finance, Inc.
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (b) .............................. 168 175
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (b) ................................ 25 26
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (b) ................................................ 128 130
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (b) ................. 875 930
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (b) .................................... 25 26
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (b) ................................................. 256 245
Beach Acquisition Bidco LLC , 10 .00% , 7/15/33 , Callable 7/15/28 @ 103 (b) (o) ........... 155 170

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ $ 150 $ 156
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (b) ................................ 145 149
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (b) ............ 977 1,038
Burford Capital Global Finance LLC , 7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (b) ...... 906 872
CP Atlas Buyer, Inc.
9 .75% , 7/15/30 , Callable 7/15/27 @ 104.88 (b) .............................. 201 208
12 .75% , 1/15/31 , Callable 12/2/28 @ 103 (b) (p) ............................. 219 208
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (b) ............... 217 218
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (b) ......................... 177 188
Ford Motor Credit Co. LLC , 6 .13% , 3/8/34 , Callable 12/8/33 @ 100 .................. 13 13
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (b) ................. 235 237
HA Sustainable Infrastructure Capital, Inc. , 8 .00% ( H15T5Y + 430 bps ) , 6/1/56 , Callable 3/1/31
@ 100 (h) ......................................................... 109 114
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (b) ......... 890 929
Level 3 Financing, Inc.
3 .75% , 7/15/29 , Callable 2/5/26 @ 100 (b) ................................. 306 278
6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (b) .............................. 102 104
7 .00% , 3/31/34 , Callable 8/31/28 @ 103.5 (b) ............................... 223 230
8 .50% , 1/15/36 , Callable 1/15/31 @ 104.25 (b) .............................. 110 113
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (b) .................. 493 341
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (b) .................... 99 98
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (b) ..................... 80 87
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (b) ................................ 157 164
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (b) .................................. 156 162
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 2/5/26 @ 101.22 (b) .................................... 80 78
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (b) ...................... 210 218
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (b) ........................................................ 225 232
Starwood Property Trust, Inc. , 7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (b) ............... 175 185
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (b) ........... 123 127
UWM Holdings LLC , 6 .25% , 3/15/31 , Callable 3/15/28 @ 103.13 (b) .................. 107 107
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (b) .................... 509 540
9,096
Health Care (4.0%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (b) (j) ........... 156 158
Centene Corp. , 4 .63% , 12/15/29 , Callable 2/5/26 @ 101.54 ......................... 751 728
CHS/Community Health Systems, Inc.
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (b) ............................. 65 71
9 .75% , 1/15/34 , Callable 8/15/28 @ 104.88 (b) .............................. 220 231
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (h) ....... 96 101
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (h) . 648 607
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 80 78
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 2/5/26 @ 100.97 (b) ................... 362 354
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (b) .. 175 181
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc. , 8 .75% , 4/17/32 , Callable 4/17/28
@ 104.38 (b) ...................................................... 114 104
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 2/5/26 @ 102.69 (b) ............. 500 499
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (b) .................... 463 432
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (b) ............ 370 390
Tenet Healthcare Corp.
5 .13% , 11/1/27 , Callable 1/21/26 @ 100 .................................. 581 581
6 .13% , 10/1/28 , Callable 2/5/26 @ 100 ................................... 196 197
6 .00% , 11/15/33 , Callable 11/15/28 @ 103 (b) ............................... 11 11
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (b) .......... 232 234
4,957
Industrials (9.9%):
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (b) (j) .............. 70 63

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 1/16/26 @ 103.63 (b) (j) ............................ $ 50 $ 51
8 .50% , 5/15/29 , Callable 1/16/26 @ 104.25 (b) (j) ............................ 100 104
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (b) ........................ 25 26
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (b) .................. 167 174
Beacon Mobility Corp. , 7 .25% , 8/1/30 , Callable 8/1/27 @ 103.63 (b) .................. 128 134
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 2/5/26 @ 101.5 (b) ................. 64 63
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (b) 291 297
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (b) ................ 473 490
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 1/21/26 @ 101.03 (b) ............... 150 146
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (b) .............. 218 222
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (b) ........ 879 650
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (b) 482 508
Enpro, Inc. , 6 .13% , 6/1/33 , Callable 6/1/28 @ 103.06 (b) ........................... 125 129
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (b) ......................... 80 82
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (b) .............. 369 381
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 134 145
Herc Holdings, Inc.
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (b) .............................. 644 683
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (b) ................................ 329 333
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (b) ... 34 34
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (b) ......... 60 62
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (b) ..................... 350 363
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (b) ................. 273 292
OT Midco, Inc. , 10 .00% , 2/15/30 , Callable 2/15/27 @ 105 (b) ....................... 219 88
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (b) ............ 233 243
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (b) (j) ................... 250 261
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (b) ............... 250 261
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (b) ................. 375 385
Science Applications International Corp. , 5 .88% , 11/1/33 , Callable 11/1/28 @ 102.94 (b) .... 106 107
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (b) (j) ............ 175 183
Standard Building Solutions, Inc. , 5 .88% , 3/15/34 , Callable 3/15/29 @ 102.94 (b) ......... 495 497
Standard Industries, Inc. , 3 .38% , 1/15/31 , Callable 2/5/26 @ 101.69 (b) ................ 1,000 917
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (b) ................. 110 102
Synergy Infrastructure Holdings LLC , 7 .88% , 12/1/30 , Callable 12/1/27 @ 103.94 (b) ...... 109 113
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 53 56
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (b) (j) ................... 509 513
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 2/5/26 @ 102.63 (b) ................... 470 483
TransDigm, Inc. , 6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (b) ........................ 435 445
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (b) .................... 300 309
United Rentals North America, Inc. , 6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (b) ........ 582 607
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (b) ..................... 268 277
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 2/5/26 @ 101.21 (b) ............... 375 381
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (b) .............. 273 289
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (b) ............................ 123 128
12,077
Information Technology (2.8%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 1/16/26 @ 103.25 (b) .............................. 380 385
9 .00% , 9/30/29 , Callable 2/5/26 @ 104.5 (b) ................................ 50 52
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (b) ................. 36 38
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (b) ................ 129 132
EquipmentShare.com, Inc. , 8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (b) (j) ............... 493 517
Fair Isaac Corp. , 6 .00% , 5/15/33 , Callable 5/15/28 @ 103 (b) ........................ 132 135
Gen Digital, Inc.
7 .13% , 9/30/30 , Callable 1/16/26 @ 103.56 (b) .............................. 80 83
6 .25% , 4/1/33 , Callable 4/1/28 @ 103.13 (b) ................................ 111 114
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (b) ............... 450 420
Qnity Electronics, Inc. , 6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (b) ................. 125 130
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 1/16/26 @ 103 (b) ................... 100 103
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (b) ................... 276 265
Sabre Financial Borrower LLC , 11 .13% , 6/15/29 , Callable 6/15/27 @ 105.56 (b) .......... 165 167
Solstice Advanced Materials, Inc. , 5 .63% , 9/30/33 , Callable 9/30/28 @ 102.81 (b) ......... 64 64

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (b) ........................... $ 531 $ 547
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (b) ................ 225 233
3,385
Materials (4.6%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (b) ............... 314 325
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (b) ...... 285 300
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 350 351
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (b) ........................ 80 82
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 2/5/26 @ 100.84 (b) ............. 300 288
Celanese US Holdings LLC
7 .20% , 11/15/33 , Callable 8/15/33 @ 100 (j) ................................ 219 231
7 .38% , 2/15/34 , Callable 2/15/29 @ 103.69 ................................ 138 140
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (b) ...... 100 103
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (b) ................ 191 196
Compass Minerals International, Inc. , 8 .00% , 7/1/30 , Callable 7/1/27 @ 104 (b) .......... 57 60
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (b) .................... 349 359
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (b) ...................... 475 497
Light & Wonder International, Inc. , 6 .25% , 10/1/33 , Callable 10/1/28 @ 103.13 (b) ........ 160 162
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 2/5/26 @ 100.91 (b) ................. 150 146
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (b) .................... 150 152
Novelis Corp. , 6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (b) (j) ..................... 181 188
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (b) ............... 7 7
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (b) .................. 250 253
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (b) ..................... 450 466
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (b) ....... 433 463
The Chemours Co. , 8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (b) (j) .................... 843 815
Tronox, Inc. , 9 .13% , 9/30/30 , Callable 9/30/27 @ 104.56 (b) (j) ....................... 27 27
5,611
Real Estate (1.3%):
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (b) .... 260 277
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (b) ................... 258 263
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 152 154
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 2/5/26 @ 101.5 (b) ................................ 162 161
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (b) ................................ 50 52
Service Properties Trust
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (b) ............................ 240 252
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 ................................ 343 338
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (b) ............... 114 109
1,606
Utilities (2.2%):
Calpine Corp. , 5 .13% , 3/15/28 , Callable 2/5/26 @ 100.85 (b) ........................ 1,625 1,625
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (h) ............ 558 587
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 1/16/26 @ 101.44 (b) .................... 300 301
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (b) .............. 150 158
2,671
Total Corporate Bonds (Cost $76,629)
a
a
a
75,649
Yankee Dollars (15.6%)
Communication Services (1.0%):
Altice France SA , 9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (b) ....................... 212 218
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (h) ................................................... 61 63
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (b) .................. 27 27
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (h) 111 116
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 125 136
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (h) ............. 146 146
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 2/5/26 @ 102.5 (b) ............... 5 5
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (b) ........... 240 222

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (b) .................. $ 250 $ 264
1,197
Consumer Discretionary (4.6%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 2/5/26 @ 100 (b) .................... 1,250 1,247
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (b) ...................................................... 115 114
Carnival Corp. , 6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (b) ...................... 64 66
Global Auto Holdings Ltd./AAG FH UK Ltd.
11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (b) ............................ 157 165
8 .75% , 1/15/32 , Callable 1/15/27 @ 104.38 (b) .............................. 208 200
Great Canadian Gaming Corp./Raptor LLC , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (b) 147 149
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (b) (q) .............. 500 527
Mattamy Group Corp.
4 .63% , 3/1/30 , Callable 2/5/26 @ 102.31 (b) ................................ 151 146
6 .00% , 12/15/33 , Callable 12/15/28 @ 103 (b) .............................. 110 109
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 2/5/26 @ 101.79 (b) .............. 150 148
NCL Corp. Ltd. , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (b) ........................ 653 669
Nissan Motor Co. Ltd. , 7 .75% , 7/17/32 , Callable 5/17/32 @ 100 (b) ................... 203 215
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (b) .............................. 70 72
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (b) .............................. 11 11
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (b) .................................. 1,055 1,085
Viking Cruises Ltd.
9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (b) .............................. 138 148
5 .88% , 10/15/33 , Callable 10/15/28 @ 102.94 (b) ............................ 134 136
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 2/5/26 @ 101.41 (b) ........ 400 401
5,608
Energy (0.2%):
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (b) ..... 109 113
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (b) (j) ......... 116 81
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (b) ................. 80 75
269
Financials (2.6%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (b) ...................... 395 411
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (b) .................. 281 295
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (b) ........... 500 520
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (b) .............. 375 383
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (b) .............................. 25 26
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (b) .............................. 325 329
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (b) .............................. 300 314
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (b) .............................. 154 149
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (b) ..................... 600 615
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (b) (h) ...... 183 186
3,228
Health Care (0.4%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 1/16/26 @ 104.19 (b) ................. 25 26
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 500 488
514
Industrials (3.7%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 2/5/26 @ 100 (b) ............................ 150 146
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (b) ................. 368 369
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (b) .................. 737 779
Bombardier, Inc.
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (b) ............................ 875 945
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (b) ................................ 18 19
6 .75% , 6/15/33 , Callable 6/15/28 @ 103.38 (b) .............................. 212 224
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (b) (j) ..................... 130 133
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (b) ......................... 345 345
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (b) ......... 506 518

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (b) .............. $ 273 $ 287
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 2/5/26 @ 101.38 (b) ......................... 225 214
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/5/26
@ 101.59 (b) (j) ..................................................... 502 480
4,459
Information Technology (1.5%):
Iliad Holding SAS , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (b) .................... 250 269
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (b) ................. 792 824
Seagate Data Storage Technology Pte Ltd.
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (b) .............................. 325 346
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 (b) .............................. 300 341
1,780
Materials (1.6%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (b) ............ 50 53
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (b) .................... 90 94
Endeavour Mining PLC , 7 .00% , 5/28/30 , Callable 5/28/27 @ 103.5 (b) ................. 200 206
First Quantum Minerals Ltd. , 7 .25% , 2/15/34 , Callable 2/15/29 @ 103.63 (b) ............ 167 175
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (b) ................... 143 148
NOVA Chemicals Corp.
9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (b) ............................... 1,150 1,228
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (b) ............................... 85 91
1,995
Total Yankee Dollars (Cost $18,566)
a
a
a
19,050
Commercial Paper (9.3%)
Consumer Staples (1.4%):
Conagra Brands, Inc. , 3 .97% , 1/5/26 (b) (r) ..................................... 1,100 1,099
Keurig Dr. Pepper, Inc. , 3 .78% , 1/9/26 (b) (r) .................................... 600 600
1,699
Financials (0.7%):
Imperial Brands Finance PLC , 3 .88% , 1/13/26 (b) (r) .............................. 800 799
Health Care (1.2%):
CSLB Holdings, Inc. , 3 .82% , 1/6/26 (b) (r) ..................................... 500 500
HCA, Inc.
4 .11% , 2/5/26 (b) (r) .................................................. 500 498
4 .11% , 2/12/26 (b) (r) ................................................. 500 497
1,495
Industrials (1.8%):
Air Lease Corp. , 4 .05% , 1/8/26 (b) (r) ......................................... 1,100 1,099
Stanley Black & Decker, Inc. , 3 .91% , 1/2/26 (b) (r) ............................... 1,100 1,100
2,199
Information Technology (0.9%):
Jabil, Inc. , 4 .39% , 1/7/26 (b) (r) .............................................. 1,100 1,099
Real Estate (1.5%):
Boston Properties LP , 3 .89% , 1/8/26 (b) (r) ..................................... 750 749
Crown Castle, Inc.
4 .20% , 1/6/26 (b) (r) ................................................. 500 500
4 .20% , 1/15/26 (b) (r) ................................................. 600 599
1,848
Utilities (1.8%):
Evergy Missouri West, Inc. , 3 .82% , 1/7/26 (b) (r) ................................. 1,100 1,099
NGPL PipeCo LLC , 4 .11% , 1/9/26 (b) (r) ...................................... 1,100 1,099
2,198
Total Commercial Paper (Cost $11,338)
a
a
a
11,337

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (3.7%)
iShares BB Rated Corporate Bond ETF ....................................... 82,500 $ 3,888
State Street SPDR Portfolio High Yield Bond ETF ............................... 25,000 592
Total Exchange-Traded Funds (Cost $4,287)
a
a
a
4,480
Collateral for Securities Loaned (6.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .69% (s) ........ 2,020,564 2,020
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .69% (s) ............ 2,020,564 2,021
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (s) ................ 2,170,301 2,170
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .69% (s) . 1,870,826 1,871
Total Collateral for Securities Loaned (Cost $8,082)
a
a
a
8,082
Total Investments (Cost $128,128) — 104.8% 128,246
Liabilities in excess of other assets —  (4.8)% (5,913)
NET ASSETS - 100.00% $ 122,333
At December 31, 2025, the Fund's investments in foreign securities were 16.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$97,968 (thousands) and amounted to 80.1% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2025.
(d) Security is interest only.
(e) Non-income producing security.
(f) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31,
2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(h) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) All or a portion of this security is on loan.
(k) Up to 6.75% of the coupon may be PIK.
(l) Up to 1.00% of the coupon may be PIK.
(m) Up to 6.63% of the coupon may be PIK.
(n) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(o) Up to 10.75% of the coupon may be PIK.
(p) Up to 5.75% of the coupon may be PIK.
(q) Up to 8.75% of the coupon may be PIK.
(r) Rate represents the effective yield at December 31, 2025.
(s) Rate disclosed is the daily yield on December 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2025.

Victory Portfolios
Victory High Yield Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2025.

Schedule of Portfolio Investments
December 31, 2025
Victory Portfolios
Victory Floating Rate Fund
22
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (1.0%)
Cash Flow CLO (1.0%):
CIFC Funding Ltd., Series 2020-4A, Class DR, 6.70% (TSFR3M+280bps), 1/15/40, Callable
1/15/27 @ 100(a)(b) ................................................. $ 1,375 $ 1,369
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 7.86% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,375 1,395
Magnetite XXXIX Ltd., Series 2023-39A, Class E2R, 9.11% (TSFR3M+525bps), 1/25/37,
Callable 1/25/26 @ 100(a)(b) .......................................... 1,000 994
3,758
Total Collateralized Loan Obligations (Cost $3,819)
a
a
a
3,758
Shares
Common Stocks (3.1%)
Communication Services (0.1%):
Entercom Media Corp.(c) ................................................. 147,854 493
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc.(c)(d) ............................................... 32,607 717
Health Care (2.8%):
Air Methods Corp.(c) .................................................... 79,744 10,367
Covis Parent SCA, Class A Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class E Shares(c)(e) ....................................... 10,030 —
Rising Tide Holdings, Inc.(c)(e) ............................................ 241,726 24
10,391
Total Common Stocks (Cost $4,914)
a
a
a
11,601
Principal Amount
(000)
Senior Secured Loans (81.3%)
Communication Services (4.1%):
Audacy Capital LLC, Tranche A Term Loan, First Lien, 10.83% (SOFR01M+700bps),
9/29/28(a) ........................................................ 461 453
Audacy Capital LLC, Tranche B Term Loan, First Lien, 9.83% (SOFR01M+600bps),
9/28/29(a)(f) ...................................................... 3,844 2,612
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien, 8.90%
(SOFR03M+500bps), 5/2/29(a) ......................................... 7,906 2,168
Dotdash Meredith, Inc., Term B-2 Loan, 7.37% (SOFR01M+350bps), 6/16/32(a) ......... 720 654
Frontier Communications Holdings LLC, Initial Term Loan, First Lien, 6.24%
(SOFR01M+250bps), 7/1/31(a) ......................................... 3,267 3,262
Gray Television, Inc., Term D Loan, First Lien, 6.99% (SOFR01M+300bps), 12/1/28(a) .... 2,240 2,240
River Rock Entertainment Authority, Term Loan, First Lien, 12.73% (SOFR01M+900bps),
6/25/31(a) ........................................................ 860 834
Windstream Services LLC, 2025 Term Loan, First Lien, 7.72% (SOFR01M+400bps),
10/6/32(a) ........................................................ 576 577
Ziggo Financing Partnership, Term Loan N Facility, First Lien, 7.03% (SOFR06M+325bps),
1/14/33(a) ........................................................ 2,108 2,092
14,892
Consumer Discretionary (12.7%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 9/20/32(g) ....... 1,250 1,249
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 5.97%
(SOFR01M+225bps), 2/6/30(a) ......................................... 4,760 4,717
Entain PLC, Facility B5 (USD) Loan, First Lien, 5.92% (SOFR03M+225bps), 7/30/32(a) ... 1,910 1,894
Fitness International LLC, Term B Loan, First Lien, 8.22% (SOFR01M+450bps), 2/12/29(a) . 4,421 4,426
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75%
(SOFR03M+175bps), 11/29/30(a) ....................................... 4,900 4,892
Harbor Freight Tools USA, Inc., Replacement Term Loan, 5.97% (SOFR01M+225bps),
6/11/31(a) ........................................................ 995 984
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien, 5.72%
(SOFR01M+200bps), 1/17/31(a) ........................................ 1,440 1,432

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Holley Purchaser, Inc., Initial Term Loan, First Lien, 7.58% (SOFR01M+375bps), 11/20/28(a) $ 4,062 $ 4,038
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.07% (SOFR01M+525bps),
4/9/29(a) ......................................................... 3,269 2,868
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps),
4/16/29(a) ........................................................ 4,804 4,815
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97%
(SOFR01M+225bps), 4/1/31(a) ......................................... 4,925 4,925
McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan, First Lien, 6.67%
(SOFR01M+275bps), 8/6/31(a) ......................................... 1,962 1,978
Petco Health and Wellness Co., Inc., Initial Term Loan, First Lien, 7.25% (SOFR03M+325bps),
3/6/28(a) ......................................................... 3,271 3,233
PetSmart, Inc., Initial Term Loan, First Lien, 7.73% (SOFR01M+400bps), 8/18/32(a) ...... 2,000 1,989
Playtika Holding Corp., Term B-1 Loan, First Lien, 3/13/28(g) ...................... 1,496 1,443
Travel + Leisure Co., 2024 Incremental Term Loan (2025), First Lien, 5.74%
(SOFR03M+200bps), 12/14/29(a) ....................................... 2,162 2,164
47,047
Consumer Staples (0.5%):
American Auto Auction Group LLC, 2025 Refinancing Term Loan, First Lien, 8 .17%
(SOFR03M+450bps), 5/28/32(a) ........................................ 552 541
Froneri US, Inc., Facility B6, First Lien, 6.12% (SOFR06M+225bps), 9/30/32(a) ......... 1,445 1,444
1,985
Energy (2.3%):
Delek U.S. Holdings, Inc., Initial Term Loan, First Lien, 7 .32% (SOFR01M+350bps),
11/19/29(a) ....................................................... 3,796 3,795
Meade Pipeline Co. LLC, Initial Loan, First Lien, 5.69% (SOFR03M+200bps), 9/22/32(a) .. 610 613
Traverse Midstream Partners LLC, Advance, First Lien, 6.34% (SOFR03M+250bps),
2/16/28(a) ........................................................ 4,014 4,018
8,426
Financials (28.1%):
19th Holdings Golf LLC, Initial Term Loan, First Lien, 7.13% (SOFR01M+325bps), 2/7/29(a) 2,185 2,199
Acrisure LLC, Term B6 Loan, First Lien, 6.97% (SOFR01M+325bps), 6/21/32(a) ......... 1,284 1,283
Ahlstrom Holding 3 Oy, 7.93% (SOFR03M+400bps), 5/24/30(a) ..................... 1,917 1,927
Ai Aqua Merger Sub, Inc., 2025 Refinancing Term B Loan, First Lien, 6.87%
(SOFR01M+300bps), 7/31/28(a) ........................................ 991 993
AIP RD Buyer Corp., Term B Loan, First Lien, 7.22% (SOFR01M+350bps), 12/23/30(a) ... 496 496
Allspring Buyer LLC, Term Loan B, First Lien, 6.69% (SOFR01M+300bps), 11/1/30(a) .... 973 975
Arcline FM Holdings LLC, 2025-1 New Term Loan, First Lien, 6/24/30(g) .............. 995 998
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loan, First Lien, 6.47%
(SOFR03M+275bps), 8/19/30(a) ........................................ 2,584 2,588
Asurion LLC, New B-12 Term Loan, First Lien, 7.97% (SOFR01M+425bps), 9/19/30(a) .... 997 997
Asurion LLC, New Term B-13 Term Loan, First Lien, 7.97% (SOFR01M+425bps), 9/19/30(a) 995 994
Bakelite US Holdco, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 12/23/31(a) 1,955 1,889
BW NHHC Holdco, Inc., Initial Term Loan, Second Lien (SOFR03M+900bps), 5/15/26(g) .. 3,000 300
Camelot US Acquisition LLC, Amendment No. 7 Incremental Term Loan, First Lien, 6.97%
( SOFR01M+325bps), 1/31/31(a) ........................................ 892 893
Carriage Purchaser, Inc., Term B Loan, 7.22% (SOFR01M+350bps), 9/29/28(a) .......... 995 999
Champions Financing, Inc., Initial Term Loan, First Lien, 8.57% (SOFR03M+475bps),
2/23/29(a) ........................................................ 1,995 1,888
Chariot Buyer LLC, Refinancing Term Loan, First Lien, 6.47% (SOFR01M+275bps), 9/8/32(a) 3,746 3,751
Clydesdale Acquisition Holdings, Inc., Term B Loan, First Lien, 6.89% (SOFR01M+318bps),
4/13/29(a) ........................................................ 2,397 2,397
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien, 9.09%
(SOFR03M+525bps), 8/2/29(a) ......................................... 2,011 2,016
DS Parent, Inc., Term Loan B, 9.17% (SOFR03M+550bps), 1/31/31(a) ................ 1,985 1,813
Evergreen Acqco 1 LP, Initial Term Loan, First Lien, 6.70% (SOFR03M+300bps), 9/17/32(a) 653 656
Fiesta Purchaser, Inc., Second Refinancing Term Loan, First Lien, 2/12/31(g) ............ 1,995 1,992
First Advantage Holdings LLC, Term B-3 Loan, First Lien, 6.47% (SOFR01M+275bps),
10/31/31(a) ....................................................... 1,465 1,448
Fleet Midco I Ltd., Term Loan B2, First Lien, 6.79% (SOFR06M+275bps), 2/10/31(a) ..... 2,708 2,719
Fortress Intermediate 3, Inc., Tranche B Term Loan, First Lien, 6.78% (SOFR01M+300bps),
6/27/31(a) ........................................................ 412 411

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien, 5.94% (SOFR03M+200bps),
10/4/30(a) ........................................................ $ 2,701 $ 2,704
Gloves Buyer, Inc., Term Loan, First Lien, 7.72% (SOFR01M+400bps), 5/24/32(a) ........ 1,868 1,856
Goat Holdco LLC, Term Loan B, First Lien, 6.47% (SOFR01M+275bps), 1/27/32(a) ...... 578 579
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan, 6.22% (SOFR01M+250bps),
5/30/31(a) ........................................................ 724 728
Hudson River Trading LLC, Term B-1 Loan, First Lien, 6.49% (SOFR01M+275bps),
3/18/30(a) ........................................................ 1,677 1,683
IMC Financing LLC, Term Loan, First Lien, 7.23% (SOFR01M+350bps), 6/18/32(a) ...... 686 690
Ineos U.S. Finance LLC, 2030 Dollar Term Loan, First Lien, 6.97% (SOFR01M+325bps),
2/19/30(a) ........................................................ 3,866 3,115
Innio North America Holding, Inc., Term Loan B, First Lien, 6.13% (SOFR03M+225bps),
11/6/28(a) ........................................................ 3,602 3,616
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien, 7.42%
(SOFR03M+375bps), 9/30/32(a) ........................................ 1,575 1,474
Jefferies Finance LLC, Initial Term Loan, First Lien, 6.50% (SOFR01M+275bps), 10/21/31(a) 997 990
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps),
12/26/28(a) ....................................................... 22,540 7,081
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan, First Lien, 8.73%
(SOFR01M+500bps), 6/6/31(a) ......................................... 1,217 1,215
Long Ridge Energy LLC, Term B Advance Loan, 8.17% (SOFR03M+450bps), 2/19/32(a) ... 1,791 1,772
LS Group OpCo. Acquistion LLC, Term B-1 Loan, First Lien, 6.32% (SOFR01M+250bps),
4/23/31(a) ........................................................ 4,641 4,641
LSF12 Badger Bidco LLC, Initial Term Loan, First Lien, 9.22% (SOFR01M+550bps),
7/10/30(a) ........................................................ 2,873 2,880
Medline Borrower LP, 2030 Refinancing Term Loan, First Lien, 10/23/30(g) ............. 1,546 1,551
Mermaid Bidco, Inc., Facility B (USD), 7.15% (SOFR03M+325bps), 7/2/31(a) .......... 611 613
MH SUB I LLC, Term Loan, First Lien, 7.97% (SOFR01M+425bps), 5/3/28(a) .......... 2,340 2,170
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 9.01% (SOFR03M+500bps),
4/11/29(a) ........................................................ 2,229 2,201
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien, 6.24%
(SOFR03M+225bps), 8/16/30(a) ........................................ 3,010 3,017
Oldcastle BuildingEnvelope, Inc., Term B Loan, First Lien, 7.92% (SOFR06M+425bps),
4/30/29(a) ........................................................ 2,282 1,624
Olympus Water US Holding Corp., Term B-6 Dollar Loan, First Lien, 6.67%
(SOFR03M+300bps), 6/23/31(a) ........................................ 1,995 1,976
Orion U.S. Finco, Inc., Initial Term Loan, First Lien, 7.43% (SOFR03M+350bps), 10/12/32(a) 1,503 1,509
Park River Holdings, Inc., 2025 Refinancing Term Loan, First Lien, 8.49%
(SOFR03M+450bps), 3/17/31(a) ........................................ 1,218 1,224
RVR Dealership Holdings LLC, Term Loan, First Lien, 7.74% (SOFR01M+375bps), 2/8/28(a) 1,005 966
Sedgwick Claims Management Services, Inc., 2024 Term Loan, First Lien, 6.22%
(SOFR03M+250bps), 7/31/31(a) ........................................ 2,632 2,640
Solenis, 2025 Incremental Term Loan, First Lien, 6.92% (SOFR03M+325bps), 11/3/32(a) ... 500 497
Stonepeak Nile Parent LLC, Amendment No. 1 Incremental Term Loan, First Lien, 6.16%
(SOFR03M+225bps), 4/9/32(a) ......................................... 671 671
Sunrise Financing Partnership, 6.43% (SOFR03M+250bps), 2/17/32(a) ................ 1,885 1,891
Turquoise Topco Ltd., 12/30/32(g) ........................................... 680 671
Virgin Media Bristol LLC, Facility Y, First Lien, 7.05% (SOFR06M+318bps), 3/31/31(a) ... 4,250 4,205
Voyager Parent LLC, Term B Loan, First Lien, 8.75% (SOFR03M+475bps), 7/1/32(a) ...... 998 997
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31(a) .. 4,913 4,929
104,998
Health Care (8.2%):
Amneal Pharmaceuticals LLC, Amendment No. 1 Term Loan, First Lien, 7.22%
(SOFR01M+350bps), 8/2/32(a) ......................................... 2,083 2,098
Bausch + Lomb Corp., Term Loan, First Lien, 1/15/31(g) .......................... 340 343
Covis Pharma Holdings SARL, Dollar Term B Loan, First Lien, 2/18/27(e)(g) ........... 8,797 352
Embecta Corp., Initial Term Loan, First Lien, 6.72% (SOFR01M+300bps), 4/2/29(a) ...... 3,641 3,652
Gainwell Acquisition Corp., Term B Loan, First Lien, 7 .77% (SOFR03M+400bps), 10/1/27(a) 2,992 2,935
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps),
5/19/31(a) ........................................................ 4,894 4,908
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, First Lien, 5/19/31 (g) ............ 1,995 1,996
LifeScan Global Corp., Initial Term Loan, First Lien, 10.49% (SOFR03M+660bps),
12/31/26(a) ....................................................... 3,812 3,711

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien, 5/19/31(g) ....... $ 2,000 $ 1,922
PAREXEL International Corp., Seventh Amendment Term Loan, First Lien, 6.47%
(SOFR01M+275bps), 12/12/31(a) ....................................... 250 251
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 5.72%
(SOFR01M+200bps), 4/20/29(a) ........................................ 2,981 2,992
Scil USA Holdings LLC, 7.79% (SOFR06M+400bps), 10/8/32(a) .................... 1,378 1,380
Summit Behavioral Healthcare LLC, Second Out Term Loan, First Lien, 8.18%
(SOFR03M+425bps), 10/15/30(a) ....................................... 1,995 1,721
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, First Lien, 6.22%
(SOFR01M+250bps), 12/19/30(a) ....................................... 1,970 1,977
30,238
Industrials (16.8%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, First
Lien, 6.13% (SOFR01M+225bps), 4/20/28(a) .............................. 3,276 3,281
Arches Buyer, Inc., Refinancing Term Loan, First Lien, 7.07% (SOFR01M+325bps),
12/6/27(a) ........................................................ 1,959 1,962
AZZ, Inc., Initial Term Loan, First Lien, 5.47% (SOFR01M+175bps), 5/14/29(a) ......... 1,572 1,576
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien, 7.32% (SOFR03M+350bps),
3/24/31(a) ........................................................ 3,930 3,944
Charlotte Buyer, Inc., Second Refinancing Term Loan, First Lien, 2/11/28(g) ............ 1,995 1,957
Chart Industries, Inc., Amendment No. 7, Term Loan, First Lien, 6.48% (SOFR03M+250bps),
3/18/30(a) ........................................................ 2,163 2,169
Coors Tek, Inc., Initial Term B Loan, First Lien, 6.86% (SOFR03M+300bps), 10/11/32(a) ... 715 720
Core & Main LP, Term Loan B, First Lien, 5.69% (SOFR01M+200bps), 2/10/31(a) ........ 4,176 4,176
Cornerstone Building Brands, Inc., Tranche B Term Loan, First Lien, 7.10%
(SOFR01M+325bps), 4/12/28(a) ........................................ 733 571
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps),
6/4/31(a) ......................................................... 5,920 5,932
Genesee & Wyoming, Inc., Initial Term Loan, First Lien, 5.42% (SOFR03M+175bps),
4/10/31(a) ........................................................ 997 997
Graham Packaging Co., Inc., Initial Term Loan, First Lien, 6.22% (SOFR01M+250bps),
8/4/27(a) ......................................................... 2,343 2,351
Harsco Corp., Term B-3 Loan, First Lien, 6.08% (SOFR01M+225bps), 3/10/28(a) ........ 3,843 3,838
Hertz Corp., Initial Term B Loan, First Lien, 7.33% (SOFR01M+350bps), 6/30/28(a) ...... 1,018 853
Hertz Corp., Initial Term C Loan, First Lien, 7.33% ( SOFR01M+350bps), 6/30/28(a) ...... 203 170
Janus International Group LLC, Term Loan B, First Lien, 6.32% (SOFR03M+250bps),
8/5/30(a) ......................................................... 3,526 3,529
Karman Holdings, Inc., Initial Term Loan, First Lien, 7.17% (SOFR03M+350bps), 4/1/32(a) . 821 827
Madison IAQ LLC, Initial Term Loan, First Lien, 6.70% (SOFR06M+250bps), 6/21/28(a) ... 2,972 2,985
Novae LLC, Tranche B Term Loan, 8.82% (SOFR03M+500bps), 12/22/28(a) ............ 2,733 2,528
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien, 5.58%
(SOFR01M+175bps), 3/8/32(a) ......................................... 411 410
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan, First Lien, 6.47%
(SOFR01M+275bps), 10/18/32(a) ....................................... 615 619
Rising Tide Holdings, Inc., Tranche A Term Loan, First Lien, 6/13/28(g) ............... 1,464 1,443
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien, 6/13/28(g) ............... 3,841 2,266
SGH2 LLC, Initial Term Loan, First Lien, 8.51% (SOFR06M +450bps), 8/18/32(a) ........ 1,446 1,450
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.17% (SOFR03M+250bps),
5/10/32(a) ........................................................ 499 501
SkyMiles IP Ltd., 2025 Replacement Term Loan, First Lien, 5.38% (SOFR03M+150bps),
10/20/28(a) ....................................................... 3,071 3,092
Southern Veterinary Partners LLC, 2025 New Term Loan, First Lien, 6.37%
(SOFR03M+250bps), 12/4/31(a) ........................................ 998 996
Tidal Waste & Recycling Holdings LLC, Initial Term Loan, First Lien, 6.42%
(SOFR03M+275bps), 10/24/31(a) ....................................... 499 502
TransDigm, Inc., New Tranche K Term Loan, First Lien, 5.97% (SOFR01M+225bps),
3/22/30(a) ........................................................ 1,217 1,220
Veritiv Operating Co., Initial Term Loan, First Lien, 7.67% (SOFR03M+400bps), 11/29/30(a) 1,496 1,495
Vestis Corp., Term B-1 Loan, First Lien, 6.07% (SOFR03M+225bps), 2/24/31(a) ......... 2,494 2,276
White Cap Supply Holdings LLC, Tranche C Term Loan, First Lien, 6.97%
(SOFR01M+325bps), 10/29/29(a) ....................................... 2,597 2,607
63,243

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (4.9%):
Ahead DB Holdings LLC, Term B-5 Loan, First Lien, 6.17% (SOFR03M+250bps), 2/3/31(a) $ 1,746 $ 1,742
Cimpress PLC, 2024-2 Refinancing Tranche B-1 Term Loan, 6.22% (SOFR01M+250bps),
5/17/28(a) ........................................................ 995 997
Commscope LLC, Initial Term Loan, First Lien, 8.47% (SOFR01M+475bps), 12/17/29(a) ... 1,500 1,501
ConnectWise LLC, Initial Term Loan, First Lien, 9/29/28(g) ........................ 1,995 1,956
Cyberswift BV, Term Loan, First Lien, 7.94% (SOFR03M+400bps), 9/23/32(a) .......... 335 334
Flash Charm, Inc., Incremental Term Loan, First Lien, 7.35% (SOFR03M+350bps), 3/2/28(a) 2,040 1,897
Genesys Cloud Services, Inc., Initial 2025 Dollar Term Loan, First Lien, 6.22%
(SOFR01M+250bps), 1/30/32(a) ........................................ 1,496 1,492
McAfee Corp.,Term Loan B, First Lien, 6.72% (SOFR01M+300bps), 3/1/29(a) .......... 2,945 2,708
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien, 6.92% (SOFR03M+325bps), 10/28/30(a) .............................. 992 990
Proofpoint, Inc., 2025-B Incremental Term Loan, First Lien, 6.67% (SOFR03M+300bps),
8/31/28(a) ........................................................ 2,205 2,214
Sandisk Corp., Term B Loan, First Lien, 6.86% (SOFR03M+300bps), 2/23/32(a) ......... 488 490
Vision Solutions, Inc., Third Amendment Term Loan, First Lien, 8.10% (SOFR03M+400bps),
4/24/28(a) ........................................................ 1,990 1,842
18,163
Materials (2.2%):
Crown Finance US, Inc., First Amendment Term Loan, First Lien, 12/2/31(g) ............ 997 982
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien, 6.84%
(SOFR03M+300bps), 9/30/32(a) ........................................ 1,525 1,536
Windstream Services LLC, 2024 Term Loan, First Lien, 8.57% (SOFR01M+475bps),
10/1/31(a) ........................................................ 2,000 2,005
WireCo WorldGroup, Inc., Term Loan B, First Lien, 7.61% (SOFR03M+375bps), 11/13/28(a) 3,719 3,719
8,242
Real Estate (0.9%):
RealPage, Inc., Initial Term Loan, First Lien, 6.93% (SOFR03M+300bps), 4/24/28(a) ...... 3,369 3,365
Utilities (0.6%):
Lackawanna Energy Center LLC, Replacement Term B Advance, 6.78% (SOFR01M+300bps),
8/5/32(a) ......................................................... 657 660
MH SUB I LLC, Term Loan, First Lien, 7.97% (SOFR01M+425bps), 12/31/31(a) ........ 1,584 1,351
2,011
Total Senior Secured Loans (Cost $337,680)
a
a
a
302,610
Corporate Bonds (5.5%)
Communication Services (1.7%):
CCO Holdings LLC/CCO Holdings Capital Corp., 4 .75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 1,260 1,152
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(b) ....... 1,560 1,645
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(b) .................. 1,000 745
Gray Media, Inc., 7.25%, 8/15/33, Callable 8/15/28 @ 103.63(b) ..................... 925 946
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(b) ................................................ 1,700 1,784
6,272
Energy (0.7%):
Alpha Generation LLC, 6.75%, 10/15/32, Callable 10/15/27 @ 103.38(b) ............... 1,000 1,035
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 1,500 1,609
2,644
Financials (0.8%):
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(b) ........................................................ 1,500 1,549
Stagwell Global LLC, 5.63%, 8/15/29, Callable 2/5/26 @ 101.41(b) ................... 1,500 1,465
3,014
Health Care (0.8%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 1/16/26 @ 102.56(b) ..................... 1,000 976
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 2/5/26 @ 103.06(b) ....... 1,000 802

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(b) .......... $ 1,140 $ 1,149
2,927
Industrials (0.0%):(h)
TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28 @ 103.13(b) ..................... 82 85
Information Technology (0.4%):
Amkor Technology, Inc., 5.88%, 10/1/33, Callable 10/1/28 @ 102.94(b) ................ 85 87
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 1/16/26 @ 103.25(b) ............. 1,500 1,519
1,606
Materials (0.8%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(b) ............ 1,000 1,054
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000 1,031
Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b) ....................... 1,000 910
2,995
Utilities (0.3%):
Clearway Energy Operating LLC, 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(b) ......... 1,000 934
Total Corporate Bonds (Cost $20,535)
a
a
a
20,477
Yankee Dollars (1.1%)
Financials (0.8%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(b) ........................................................ 1,250 1,327
GGAM Finance Ltd., 8.00%, 6/15/28, Callable 12/15/27 @ 100(b) ................... 1,500 1,590
2,917
Materials (0.3%):
First Quantum Minerals Ltd.
8.63%, 6/1/31, Callable 6/1/26 @ 104.31(b) ................................ 1,000 1,051
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(b) .............................. 225 236
1,287
Total Yankee Dollars (Cost $4,031)
a
a
a
4,204
Commercial Paper (2.6%)
Consumer Discretionary (0.6%):
AutoZone, Inc., 3.77%, 1/7/26(b)(i) .......................................... 2,200 2,198
Energy (0.6%):
Energy Transfer LP, 3.82%, 1/7/26(b)(i) ....................................... 2,200 2,198
Industrials (0.4%):
Fiserv, Inc., 3.89%, 1/2/26(b)(i) ............................................. 1,550 1,550
Information Technology (0.4%):
Jabil, Inc., 4.38%, 1/2/26(b)(i) .............................................. 1,600 1,600
Utilities (0.6%):
CenterPoint Energy, Inc., 3.80%, 1/2/26(b)(i) ................................... 1,200 1,200
Duke Energy Corp., 3.83%, 1/2/26(b)(i) ....................................... 900 900
2,100
Total Commercial Paper (Cost $9,647)
a
a
a
9,646
Shares
Exchange-Traded Funds (4.5%)
Invesco Senior Loan ETF ................................................. 400,000 8,400
State Street Blackstone Senior Loan ETF ...................................... 200,000 8,254
Total Exchange-Traded Funds (Cost $16,808)
a
a
a
16,654
Total Investments (Cost $397,434) — 99.1% 368,950
Other assets in excess of liabilities —  0.9% 3,460
NET ASSETS - 100.00% $ 372,410
At December 31, 2025, the Fund's investments in foreign securities were 8.3% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2025.

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2025
See notes to financial statements.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2025, the fair value of these securities was
$38,084 (thousands) and amounted to 10.2% of net assets.
(c) Non-income producing security.
(d) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) Amount represents less than 0.05% of net assets.
(i) Rate represents the effective yield at December 31, 2025.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of December 31, 2025.

Statements of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $88,342, $128,128 and $397,434) $ 89,849 (a) $ 128,246 (b) $ 368,950
Cash 385 790 16,375
Receivables:
Dividends, interest, and securities lending income 639 2,008 2,061
Capital shares issued 18 34 440
Investments sold — 192 8,884
From Adviser 18 26 95
Prepaid expenses 16 18 59
Total Assets 90,925 131,314 396,864
Liabilities:
Payables:
Collateral received on loaned securities 684 8,082 —
Distributions 19 20 238
Investments purchased — 474 21,111
Capital shares redeemed 81 260 2,681
Accrued expenses and other payables:
Investment advisory fees 35 62 208
Administration fees 3 5 14
Custodian fees 2 2 39
Transfer agent fees 2 1 2
Sub-Transfer agent fees 16 28 78
Compliance fees — (c) — (c) — (c)
Trustees' fees — (c) — (c) — (c)
12b-1 fees 7 12 24
Other accrued expenses 25 35 59
Total Liabilities 874 8,981 24,454
Commitments and contingencies (Note 4 )
Net Assets:
Capital 122,604 189,896 872,327
Total accumulated earnings (loss) (32,553) (67,563) (499,917)
Net Assets $ 90,051 $ 122,333 $ 372,410
Net Assets:
Class A $ 48,564 $ 20,895 $ 133,015
Class C 3,138 21,485 20,122
Class R — 1,379 —
Class Y 38,349 78,574 216,105
Member Class — — 3,168
Total $ 90,051 $ 122,333 $ 372,410
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,862 3,753 16,959
Class C 314 3,848 2,562
Class R — 245 —
Class Y 3,840 14,169 27,538
Member Class — — 404
Total 9,016 22,015 47,463
Net asset value, offering and redemption price per share: (d)
Class A $ 9 .99 $ 5 .57 $ 7 .84
Class C(e) 10 .00 5 .58 7 .85
Class R — 5 .64 —
Class Y 9 .99 5 .55 7 .85
Member Class — — 7 .84
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .22 $ 5 .70 $ 8 .02
(a) Includes $662 thousand of securities on loan.
(b) Includes $7,709 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ — $ 301 $ 1,200
Interest 5,017 8,790 38,916
Securities lending (net of fees) 1 58 —
Total Income 5,018 9,149 40,116
Expenses:
Investment advisory fees 430 743 2,650
Administration fees 48 63 207
Sub-Administration fees 18 19 20
12b-1 fees — Class A 126 53 337
12b-1 fees — Class C 34 193 239
12b-1 fees — Class R — 6 —
Custodian fees 11 11 232
Transfer agent fees — Class A 11 3 5
Transfer agent fees — Class C — (a) — (a) 1
Transfer agent fees — Class R — 1 —
Transfer agent fees — Class Y — (a) 1 1
Transfer agent fees — Member Class — — 5
Sub-Transfer agent fees — Class A 43 16 127
Sub-Transfer agent fees — Class C 4 19 25
Sub-Transfer agent fees — Class R — 2 —
Sub-Transfer agent fees — Class Y 32 103 228
Trustees' fees 7 9 24
Compliance fees 1 1 4
Legal and audit fees 18 20 111
State registration and filing fees 36 44 43
Line of credit fees — — 154
Interfund lending fees — 1 — (a)
Other expenses 44 53 106
Total Expenses 863 1,361 4,519
Expenses waived/reimbursed by Adviser (120) (180) (797)
Net Expenses 743 1,181 3,722
Net Investment Income (Loss) 4,275 7,968 36,394
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 66 (1,527) (19,612)
Net change in unrealized appreciation/depreciation on investment securities 874 4,870 10,061
Net realized/unrealized gains (losses) on investments 940 3,343 (9,551)
Change in net assets resulting from operations $ 5,215 $ 11,311 $ 26,843
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Floating Rate Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,275 $ 4,775 $ 7,968 $ 13,485 $ 36,394 $ 61,054
Net realized gains (losses) 66 (255) (1,527) (9,582) (19,612) (53,724)
Net change in unrealized
appreciation/depreciation 874 1,576 4,870 10,281 10,061 44,226
Change in net assets resulting from
operations 5,215 6,096 11,311 14,184 26,843 51,556
Distributions to Shareholders:
Class A (2,288) (2,110) (1,424) (1,914) (12,298) (15,164)
Class C (125) (81) (1,153) (1,530) (1,996) (2,825)
Class R — (10) (a) (81) (935) — (6) (a)
Class Y (1,995) (2,616) (5,797) (8,504) (22,913) (41,518)
Member Class — — — — (410) (385)
Change in net assets resulting from
distributions to shareholders (4,408) (4,817) (8,455) (12,883) (37,617) (59,898)
Change in net assets resulting from
capital transactions (13,130) (35,132) (25,194) (34,239) (83,264) (278,077)
Change in net assets (12,323) (33,853) (22,338) (32,938) (94,038) (286,419)
Net Assets:
Beginning of period 102,374 136,227 144,671 177,609 466,448 752,867
End of period $ 90,051 $ 102,374 $ 122,333 $ 144,671 $ 372,410 $ 466,448
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Floating Rate Fund
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 3,350 $ 9,959 $ 5,197 $ 4,870 $ 25,453 $ 21,772
Distributions reinvested 2,082 1,919 1,186 1,339 11,030 13,224
Cost of shares redeemed (10,046) (15,127) (7,198) (13,493) (45,633) (75,386)
Converted from Class R — 1,210 — — — 307
Total Class A $ (4,614) $ (2,039) $ (815) $ (7,284) $ (9,150) $ (40,083)
Class C
Proceeds from shares issued $ 181 $ 1,808 $ 6,544 $ 7,463 $ 989 $ 1,540
Distributions reinvested 123 77 1,152 1,528 1,777 2,542
Cost of shares redeemed (732) (673) (3,234) (15,312) (9,698) (18,073)
Total Class C $ (428) $ 1,212 $ 4,462 $ (6,321) $ (6,932) $ (13,991)
Class R
Proceeds from shares issued $ — $ 48 (a) $ 188 $ 253 $ — $ 22 (a)
Distributions reinvested — 9 (a) 81 934 — 6 (a)
Cost of shares redeemed — (3) (a) (167) (16,262) — — (a) (b)
Converted into Class A — (1,210) — — — (307)
Total Class R $ — $ (1,156) $ 102 $ (15,075) $ — $ (279)
Class Y
Proceeds from shares issued $ 13,750 $ 16,314 $ 30,319 $ 48,536 $ 65,052 $ 185,504
Distributions reinvested 1,874 2,028 5,790 8,488 20,245 31,329
Cost of shares redeemed (23,712) (51,491) (65,052) (62,583) (151,391) (440,928)
Total Class Y $ (8,088) $ (33,149) $ (28,943) $ (5,559) $ (66,094) $ (224,095)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 667 $ 1,302
Distributions reinvested — — — — 410 385
Cost of shares redeemed — — — — (2,165) (1,316)
Total Member Class $ — $ — $ — $ — $ (1,088) $ 371
Change in net assets resulting from
capital transactions $ (13,130) $ (35,132) $ (25,194) $ (34,239) $ (83,264) $ (278,077)
Share Transactions:
Class A
Issued 335 1,007 947 898 3,243 2,694
Reinvested 209 194 216 247 1,396 1,640
Redeemed (1,009) (1,533) (1,311) (2,475) (5,784) (9,346)
Converted from Class R — 123 — — — 38
Total Class A (465) (209) (148) (1,330) (1,145) (4,974)
Class C
Issued 18 182 1,187 1,373 124 190
Reinvested 12 8 209 281 225 315
Redeemed (73) (68) (586) (2,793) (1,228) (2,240)
Total Class C (43) 122 810 (1,139) (879) (1,735)
Class R
Issued — 5 (a) 34 46 — 3 (a)
Reinvested — 1 (a) 15 172 — 1 (a)
Redeemed — — (a) (c) (30) (2,966) — — (a) (c)
Converted into Class A — (124) — — — (37)
Total Class R — (118) 19 (2,748) — (33)
Class Y
Issued 1,382 1,656 5,545 9,020 8,230 22,906
Reinvested 188 206 1,056 1,572 2,561 3,882
Redeemed (2,382) (5,215) (11,982) (11,621) (19,129) (54,699)
Total Class Y (812) (3,353) (5,381) (1,029) (8,338) (27,911)
Member Class
Issued — — — — 84 161
Reinvested — — — — 52 48
Redeemed — — — — (276) (163)
Total Member Class — — — — (140) 46
Change in Shares (1,320) (3,558) (4,700) (6,246) (10,502) (34,607)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.90 $9.80 $9.64 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.44 0.39 0.24 0.12 0.09
Net realized and unrealized gains (losses) 0.10 0.10 0.20 (0.49) (0.02)
Total from Investment Activities 0.54 0.49 0.44 (0.37) 0.07
Distributions to Shareholders from:
Net investment income (0.45) (0.39) (0.28) (0.15) (0.11)
Total Distributions (0.45) (0.39) (0.28) (0.15) (0.11)
Net Asset Value, End of Period $9.99 $9.90 $9.80 $9.64 $10.16
Total Return(b) 5.58% 5.11% 4.65% (3.62)% 0.71%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 4.40% 3.95% 2.52% 1.18% 0.87%
Gross Expenses(c) 0.98% 0.98% 0.96% 0.96% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $48,564 $52,752 $54,266 $70,419 $76,901
Portfolio Turnover(d) 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.91 $9.81 $9.65 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.36 0.32 0.17 0.04 0.01
Net realized and unrealized gains (losses) 0.10 0.09 0.20 (0.47) (0.02)
Total from Investment Activities 0.46 0.41 0.37 (0.43) (0.01)
Distributions to Shareholders from:
Net investment income (0.37) (0.31) (0.21) (0.08) (0.03)
Total Distributions (0.37) (0.31) (0.21) (0.08) (0.03)
Net Asset Value, End of Period $10.00 $9.91 $9.81 $9.65 $10.16
Total Return(b) 4.69% 4.29% 3.85% (4.26)% (0.07)%
Ratios to Average Net Assets:
Net Expenses(c) 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss) 3.63% 3.20% 1.74% 0.37% 0.10%
Gross Expenses(c) 2.13% 2.28% 2.04% 1.91% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $3,138 $3,536 $2,307 $3,841 $5,528
Portfolio Turnover(d) 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.91 $9.81 $9.65 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.46 0.41 0.27 0.14 0.11
Net realized and unrealized gains (losses) 0.10 0.11 0.19 (0.47) (0.01)
Total from Investment Activities 0.56 0.52 0.46 (0.33) 0.10
Distributions to Shareholders from:
Net investment income (0.48) (0.42) (0.30) (0.18) (0.14)
Total Distributions (0.48) (0.42) (0.30) (0.18) (0.14)
Net Asset Value, End of Period $9.99 $9.91 $9.81 $9.65 $10.16
Total Return(b) 5.73% 5.47% 4.78% (3.30)% 0.94%
Ratios to Average Net Assets:
Net Expenses(c) 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss) 4.63% 4.15% 2.75% 1.40% 1.10%
Gross Expenses(c) 0.71% 0.70% 0.68% 0.65% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $38,349 $46,086 $78,500 $105,653 $133,644
Portfolio Turnover(d) 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory High Yield Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.43 $5.40 $5.26 $6.79 $6.83
Investment Activities:
Net investment income (loss)(a) 0.35 0.41 0.42 0.40 0.36
Net realized and unrealized gains (losses) 0.16 0.01 0.17 (1.52) (0.03)
Total from Investment Activities 0.51 0.42 0.59 (1.12) 0.33
Distributions to Shareholders from:
Net investment income (0.37) (0.39) (0.45) (0.41) (0.37)
Total Distributions (0.37) (0.39) (0.45) (0.41) (0.37)
Net Asset Value, End of Period $5.57 $5.43 $5.40 $5.26 $6.79
Total Return(b) 9.71% 8.07% 11.69% (16.87)% 4.86%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 6.38% 7.56% 7.88% 6.68% 5.22%
Gross Expenses(c) 1.14% 1.11% 1.09% 1.08% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $20,895 $21,188 $28,258 $28,508 $49,271
Portfolio Turnover(d) 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.44 $5.42 $5.28 $6.81 $6.85
Investment Activities:
Net investment income (loss)(a) 0.31 0.37 0.38 0.36 0.31
Net realized and unrealized gains (losses) 0.16 —(b) 0.17 (1.52) (0.03)
Total from Investment Activities 0.47 0.37 0.55 (1.16) 0.28
Distributions to Shareholders from:
Net investment income (0.33) (0.35) (0.41) (0.37) (0.32)
Total Distributions (0.33) (0.35) (0.41) (0.37) (0.32)
Net Asset Value, End of Period $5.58 $5.44 $5.42 $5.28 $6.81
Total Return(c) 8.90% 7.10% 10.87% (17.41)% 4.11%
Ratios to Average Net Assets:
Net Expenses(d) 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss) 5.60% 6.83% 7.16% 6.03% 4.51%
Gross Expenses(d) 1.89% 1.84% 1.81% 1.80% 1.78%
Supplemental Data:
Net Assets at end of period (000's) $21,485 $16,541 $22,618 $23,976 $32,889
Portfolio Turnover(e) 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory High Yield Fund
Class R
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.50 $5.42 $5.28 $6.81 $6.85
Investment Activities:
Net investment income (loss)(a) 0.33 0.39 0.40 0.38 0.34
Net realized and unrealized gains (losses) 0.16 0.05 0.17 (1.52) (0.03)
Total from Investment Activities 0.49 0.44 0.57 (1.14) 0.31
Distributions to Shareholders from:
Net investment income (0.35) (0.36) (0.43) (0.39) (0.35)
Total Distributions (0.35) (0.36) (0.43) (0.39) (0.35)
Net Asset Value, End of Period $5.64 $5.50 $5.42 $5.28 $6.81
Total Return(b) 9.18% 8.41% 11.29% (17.07)% 4.55%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.31% 1.29% 1.28%
Net Investment Income (Loss) 5.91% 7.18% 7.53% 6.46% 4.93%
Gross Expenses(c) 2.45% 1.36% 1.31% 1.29% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $1,379 $1,244 $16,109 $15,267 $19,243
Portfolio Turnover(d) 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.41 $5.38 $5.24 $6.76 $6.80
Investment Activities:
Net investment income (loss)(a) 0.36 0.42 0.43 0.41 0.38
Net realized and unrealized gains (losses) 0.16 0.01 0.17 (1.51) (0.04)
Total from Investment Activities 0.52 0.43 0.60 (1.10) 0.34
Distributions to Shareholders from:
Net investment income (0.38) (0.40) (0.46) (0.42) (0.38)
Total Distributions (0.38) (0.40) (0.46) (0.42) (0.38)
Net Asset Value, End of Period $5.55 $5.41 $5.38 $5.24 $6.76
Total Return(b) 10.03% 8.37% 12.02% (16.58)% 5.15%
Ratios to Average Net Assets:
Net Expenses(c) 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss) 6.66% 7.84% 8.21% 7.00% 5.49%
Gross Expenses(c) 0.88% 0.87% 0.89% 0.86% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $78,574 $105,698 $110,624 $177,376 $237,385
Portfolio Turnover(d) 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Floating Rate Fund
Class A
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.04 $8.13 $8.19 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.70 0.73 0.76 0.48 0.36
Net realized and unrealized gains (losses) (0.18) (0.10) (0.03) (1.13) —(b)
Total from Investment Activities 0.52 0.63 0.73 (0.65) 0.36
Distributions to Shareholders from:
Net investment income (0.72) (0.72) (0.79) (0.49) (0.37)
Total Distributions (0.72) (0.72) (0.79) (0.49) (0.37)
Net Asset Value, End of Period $7.84 $8.04 $8.13 $8.19 $9.33
Total Return(c) 6.77% 8.08% 9.30% (7.01)% 3.89%
Ratios to Average Net Assets:
Net Expenses(d) 1.00% 1.00% 1.00% 1.01%(e) 1.00%
Net Investment Income (Loss) 8.83% 9.05% 9.25% 5.52% 3.88%
Gross Expenses(d) 1.22% 1.15% 1.12% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $133,015 $145,626 $187,617 $252,904 $349,706
Portfolio Turnover(f) 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.05 $8.13 $8.20 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.64 0.67 0.69 0.41 0.29
Net realized and unrealized gains (losses) (0.19) (0.10) (0.04) (1.12) (0.01)
Total from Investment Activities 0.45 0.57 0.65 (0.71) 0.28
Distributions to Shareholders from:
Net investment income (0.65) (0.65) (0.72) (0.42) (0.29)
Total Distributions (0.65) (0.65) (0.72) (0.42) (0.29)
Net Asset Value, End of Period $7.85 $8.05 $8.13 $8.20 $9.33
Total Return(b) 5.90% 7.32% 8.30% (7.66)% 3.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.80% 1.80% 1.80% 1.81%(d) 1.80%
Net Investment Income (Loss) 8.08% 8.25% 8.44% 4.73% 3.09%
Gross Expenses(c) 2.00% 1.95% 1.88% 1.87% 1.89%
Supplemental Data:
Net Assets at end of period (000's) $20,122 $27,700 $42,099 $58,606 $81,109
Portfolio Turnover(e) 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.05 $8.13 $8.20 $9.33 $9.35
Investment Activities:
Net investment income (loss)(a) 0.72 0.75 0.77 0.49 0.38
Net realized and unrealized gains (losses) (0.18) (0.09) (0.03) (1.11) (0.01)
Total from Investment Activities 0.54 0.66 0.74 (0.62) 0.37
Distributions to Shareholders from:
Net investment income (0.74) (0.74) (0.81) (0.51) (0.39)
Total Distributions (0.74) (0.74) (0.81) (0.51) (0.39)
Net Asset Value, End of Period $7.85 $8.05 $8.13 $8.20 $9.33
Total Return(b) 7.01% 8.45% 9.42% (6.69)% 4.01%
Ratios to Average Net Assets:
Net Expenses(c) 0.78% 0.78% 0.78% 0.79%(d) 0.78%
Net Investment Income (Loss) 9.07% 9.27% 9.45% 5.58% 4.08%
Gross Expenses(c) 0.96% 0.88% 0.86% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $216,105 $288,749 $518,827 $939,244 $1,768,900
Portfolio Turnover(e) 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.04 $8.13 $8.19 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.71 0.74 0.77 0.52 0.38
Net realized and unrealized gains (losses) (0.18) (0.10) (0.03) (1.15) (0.01)
Total from Investment Activities 0.53 0.64 0.74 (0.63) 0.37
Distributions to Shareholders from:
Net investment income (0.73) (0.73) (0.80) (0.51) (0.38)
Total Distributions (0.73) (0.73) (0.80) (0.51) (0.38)
Net Asset Value, End of Period $7.84 $8.04 $8.13 $8.19 $9.33
Total Return(b) 6.95% 8.25% 9.47% (6.87)% 4.04%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.86%(d) 0.85%
Net Investment Income (Loss) 9.03% 9.20% 9.42% 5.94% 4.02%
Gross Expenses(c) 1.34% 1.40% 1.27% 1.36% 3.64%
Supplemental Data:
Net Assets at end of period (000's) $3,168 $4,373 $4,045 $4,350 $2,122
Portfolio Turnover(e) 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2025
Victory Portfolios
44
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund* Low Duration Bond Fund A, C, and Y
Victory High Yield Fund High Yield Fund A, C, R, and Y
Victory Floating Rate Fund* Floating Rate Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
45
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of December 31, 2025, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ......................................... $ — $ 21,444 $ — $ 21,444
Collateralized Mortgage Obligations ................................ — 11,110 — 11,110
Corporate Bonds .............................................. — 28,427 — 28,427
Yankee Dollars ............................................... — 11,693 — 11,693
Municipal Bonds .............................................. — 662 — 662
U.S. Government Agency Mortgages ................................ — 2,813 — 2,813
U.S. Treasury Obligations ........................................ — 10,293 — 10,293
Commercial Paper ............................................. — 2,723 — 2,723
Collateral for Securities Loaned ................................... 684 — — 684
Total ....................................................... $ 684 $ 89,165 $ — $ 89,849
High Yield Fund
Asset-Backed Securities ......................................... — 558 — 558
Collateralized Mortgage Obligations ................................ — 112 — 112
Common Stocks ............................................... — 1,536 442 1,978
Senior Secured Loans ........................................... — 6,944 56 7,000
Corporate Bonds .............................................. — 75,649 — 75,649
Yankee Dollars ............................................... — 19,050 — 19,050
Commercial Paper ............................................. — 11,337 — 11,337
Exchange-Traded Funds ......................................... 4,480 — — 4,480
Collateral for Securities Loaned ................................... 8,082 — — 8,082
Total ....................................................... $ 12,562 $ 115,186 $ 498 $ 128,246
Floating Rate Fund
Collateralized Loan Obligations ................................... — 3,758 — 3,758
Common Stocks ............................................... — 10,860 741 11,601
Senior Secured Loans ........................................... — 302,258 352 302,610
Corporate Bonds .............................................. — 20,477 — 20,477
Yankee Dollars ............................................... — 4,204 — 4,204
Commercial Paper ............................................. — 9,646 — 9,646
Exchange-Traded Funds ......................................... 16,654 — — 16,654
Total ....................................................... $ 16,654 $ 351,203 $ 1,093 $ 368,950

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
46
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
47
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
The Funds did not hold futures contracts as of December 31, 2025.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as the sellers of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
48
same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of December 31, 2025.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Low Duration Bond Fund ........................................... $ 662 $ — $ 684
High Yield Fund ................................................. 7,709 — 8,082

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
49
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM had entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc. (“Amundi US”), for the Floating Rate
Fund effective for 150 days from October 4, 2024. Amundi US was responsible for providing day-to-day investment advisory services to the
Floating Rate Fund, subject to the oversight of the Board. VCM paid a fee of 0.25% of the average daily net assets of the Floating Rate Fund, computed and accrued daily and paid in arrears within the first five business days of every month in accordance with the terms of the Interim
Sub-Advisory Agreement and applicable law.
Effective February 28, 2025, the Interim Sub-Advisory Agreement terminated.
Effective March 1, 2025, VCM continues to serve as the Floating Rate Fund’s adviser and members of VCM’s Victory Income Investors franchise serve as the Floating Rate Fund’s portfolio managers.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund .......................................... $ 20,537 $ 35,462 $ 3,727 $ 3,511
High Yield Fund ................................................ 88,0 40 111, 436 — —
Floating Rate Fund ............................................... 126, 267 20 1 , 554 — —
Fee Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
50
specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended December 31, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
(a)     Rounds to less than $1 thousand.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Low Duration Bond Fund ............................................................................... $ —(a)
High Yield Fund ..................................................................................... —(a)
Floating Rate Fund .................................................................................... —(a)

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
51
not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2025.
As of December 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the year ended December 31, 2025, the Adviser voluntarily waived the following amounts (in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial
In effect until April 30, 2026
Class A Class C Class R Class Y Member Class
Low Duration Bond Fund . . . . . . . . . . . . . . . 0.85% 1.62% N/A 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . 1.00% 1.80% N/A 0.78% 0.85%
December 31,
2026
December 31,
2027
December 31,
2028 Total
Low Duration Bond Fund $ 87 $ 102 $ 92 $ 281
High Yield Fund 237 191 180 608
Floating Rate Fund 909 762 797 2 , 468
Amount
Low Duration Bond Fund ............................................................................... $ 2 8

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
52
markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund(s) may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s
(or Funds’) investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund(s)
may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s (or Funds’) ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’)
performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of
Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit.
Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
53
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
December 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended December 31, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2025, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
December 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Yield Fund ................................ Borrower $ — $ 4,417 4.90% $ 6,257
Floating Rate Fund ............................... Borrower — 1,004 4.89% 1,004
Declared Paid
Low Duration Bond Fund Daily Monthly
High Yield Fund . . . Daily Monthly
Floating Rate Fund . Daily Monthly
Year Ended December 31, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Low Duration Bond Fund .................................................................. $ 4,408 $ 4,408
High Yield Fund ........................................................................ 8,455 8,455
Floating Rate Fund ....................................................................... 37,617 37,617
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Low Duration Bond Fund ..................................................................... $ 4,817 $ 4,817
High Yield Fund ........................................................................... 12,883 12,883
Floating Rate Fund .......................................................................... 59,898 59,898

Notes to Financial Statements — continued
December 31, 2025
Victory Portfolios
54
As of December 31, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, as of activity, and callable bonds amortization.
As of December 31, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended December 31, 2025 were determined to not be significant.
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Low Duration Bond Fund ......................... $ (49) $ (49) $ (34,012) $ 1,508 $ (32,553)
High Yield Fund ............................... (66) (66) (67,328) (169) (67,563)
Floating Rate Fund .............................. (188) (188) (471,172) (28,557) (499,917)
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,232) $ (20,780) $ (34,012)
High Yield Fund ...................................................... (7,467) (59,861) (67,328)
Floating Rate Fund ..................................................... (80,716) (390,456) (471,172)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Low Duration Bond Fund .............................. $ 88,341 $ 1,689 $ (181) $ 1,508
High Yield Fund .................................... 128,415 4,113 (4,282) (169)
Floating Rate Fund ................................... 397,507 12,377 (40,934) (28,557)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Low Duration Bond Fund, Victory
High Yield Fund, and Victory Floating Rate Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and issuers; when replies were not received from brokers or issuers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 20, 2026

Supplemental Information
December 31, 2025
Victory Portfolios
56
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2025
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement with the Victory Capital Management Inc (the “Adviser”), on behalf of each applicable Fund at a meeting, which was called for that purpose, on December 4, 2025. The Board also considered information relating to each Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2025 and December 4, 2025. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning each Fund to assist it in evaluating the terms of the
Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole.
The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The
Board considered information, analyses and methodologies provided by the consultant. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology reflected in the consultant’s analyses in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed, where applicable, fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a Fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained

Supplemental Information — continued
December 31, 2025
Victory Portfolios
58
(Unaudited)
redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups may not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Victory Low Duration Bond Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed and underperformed the peer group median for all the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory High Yield Fund:
Performance. The Board considered the fact that as of October 2024, the Adviser assumed day-to-day portfolio management responsibilities from the Fund’s former sub-adviser. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended
June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark for the three-, five-, and ten-year periods, outperformed the benchmark for the one-year period,

Supplemental Information — continued
December 31, 2025
Victory Portfolios
59
(Unaudited)
underperformed the peer group median for the three- and five-year periods, and outperformed the peer group median for the one- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Victory Floating Rate Fund:
Performance. The Board noted that it approved an Interim Sub-Advisory Agreement between the Adviser and Amundi Asset Management US,
Inc., on behalf of the Fund, at its meeting on September 26, 2024, effective October 4, 2024, and that the Interim Sub-Advisory Agreement continued in effect until March 3, 2025. The Board also noted that prior to October 4, 2024, a different sub-adviser sub-advised the Fund. The
Board also noted that the portfolio managers who managed the Fund under the Interim Sub-Advisory Agreement became employees of the
Adviser in April 2025 and recommenced management of the Fund at that time pursuant to the Fund’s Advisory Agreement.
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2025, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all periods reviewed, outperformed the peer group median for the one- and ten-year periods, and underperformed the peer group median for the three- and five-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund;
(ii) it was generally satisfied with the nature, quality and extent of the services provided by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-AR (12/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date:      March 6, 2026

By (Signature and Title) /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      March 6, 2026